UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

                                        BlackRock Emerging Markets Long/Short Equity Fund

                                        BlackRock Global Long/ Short Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds,

            55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 07/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Emerging Markets Long/Short Equity Fund (Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (a)(b)	305,719,592	$305,719,592
Total Short-Term Securities (Cost — $305,719,592*) — 99.7%		305,719,592
Other Assets Less Liabilities — 0.3%		883,129

Net Assets — 100.0%		$304,836,463

Portfolio Abbreviations

ADR	American Depository Receipt
LIBOR	London Interbank Offered Rate
GDR	Global Depository Receipt
OTC	Over-the-Counter
USD	U.S. Dollar

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	427,865,483	(122,145,891)	305,719,592	$90,927

(b)	Represents the current yield as of report date.

BLACKROCK FUNDS	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Portfolio

Derivative Financial Instruments as of Period End

OTC Total Return Swaps outstanding1:

Reference Entity	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short:	Goldman Sachs & Co.	11/02/15 – 5/05/17	$15,600,596	$12,155,079	[2]	$20,857,230
	Goldman Sachs & Co.	10/15/15 – 5/04/17	$19,414,426	5,700,228	[3]	20,729,000
	Morgan Stanley & Co, Inc.	10/06/17 – 1/12/18	$21,234,261	3,348,756	[4]	21,963,291
	Morgan Stanley & Co, Inc.	3/29/16 – 5/04/17	$1,956,499	1,544,009	[5]	2,134,096
	UBS AG	2/25/16	$1,181,192	2,434,533	[6]	1,976,263
	UBS AG	4/20/16	$2,084,411	1,147,949	[7]	2,152,389
Total				$26,330,554		$69,812,269

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1075 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

IntercontinentalExchange LIBOR:

USD 1 Month; USD Spot Next

Federal Funds Effective Rate — One Day or Overnight
[2]	Amount includes $ 6,898,445 of net dividends and financing fees.
[3]	Amount includes $ 4,385,654 of net dividends and financing fees.
[4]	Amount includes $ 2,619,726 of net dividends and financing fees.
[5]	Amount includes $ 1,366,412 of net dividends and financing fees.
[6]	Amount includes $ 1,639,462 of net dividends and financing fees.
[7]	Amount includes $ 1,079,971 of net dividends and financing fees.

2	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2015, expiration dates 11/02/15 – 5/05/17 :

	Shares	Value
Reference Entity — Long
Banco Bradesco SA — ADR	54,537	$296,681
Banco Bradesco SA, Preference Shares	149,400	813,525
Banco do Brasil SA	8,700	36,027
Braskem SA — ADR	39,974	445,710
Braskem SA, Preference A Shares	286,800	1,619,713
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	6,200	81,572
Cia Energetica de Minas Gerais, — ADR	171,420	334,269
Cia Energetica de Sao Paulo, Preference B Shares	82,300	345,713
EDP — Energias do Brasil SA	98,600	288,395
Fibria Celulose SA	80,900	1,104,245
Fibria Celulose SA — Sponsored ADR	59,289	801,587
Gerdau SA — ADR	238,723	331,825
Gerdau SA, Preference Shares	585,900	824,944
Itausa — Investimentos Itau SA, Preference Shares	322,900	602,839
Multiplus SA	102,300	910,913
Raia Drogasil SA	4,500	46,662
Suzano Papel e Celulose SA, Preference ‘A’ Shares	136,000	583,631
Transmissora Alianca de Energia Eletrica SA	14,400	74,305
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	36,700	416,718

		9,959,274
Chile
Empresa Nacional de Electricidad SA, ADR	20,590	777,890
China
Anhui Conch Cement Co. Ltd., Class H	68,500	209,014
Anhui Expressway Co. Ltd. , Class H	64,000	54,873
Anta Sports Products Ltd.	133,000	372,045
Baidu, Inc. — ADR	3,944	739,382
Bank of Communications Co. Ltd., Class H	159,000	117,278
Beijing Capital International Airport Co. Ltd., Class H	210,000	224,773

	Shares	Value
Reference Entity — Long
China (continued)
China Cinda Asset Management Co. Ltd.	1,451,000	$564,143
China Communications Services Corp. Ltd., Class H	206,000	82,637
China Everbright Bank Co. Ltd., Class H	118,000	57,827
China Lesso Group Holdings Ltd.	150,000	121,277
China Life Insurance Co. Ltd., Class H	82,000	295,699
China Machinery Engineering Corp.	61,000	52,942
China Mobile Ltd.	53,000	635,464
China Pacific Insurance Group Co. Ltd., Class H	147,400	587,153
China Railway Group Ltd., Class H	604,000	568,958
China Telecom Corp. Ltd., Class H	782,000	407,908
CITIC Securities Co. Ltd., Class H	258,000	555,944
Datang International Power Generation Co. Ltd., Class H	504,000	185,487
Great Wall Motor Co. Ltd., Class H	314,500	381,917
Guangzhou Pharmaceutical Co. Ltd.	174,000	489,666
Huaneng Power International, Inc., Class H	498,000	539,155
Jiangsu Expressway Co. Ltd., Class H	358,000	484,048
Longfor Properties Co. Ltd.	396,000	530,580
Metallurgical Corp. of China Ltd.	25,000	9,225
NetEase, Inc., ADR	1,220	176,327
New China Life Insurance Co. Ltd., Class H	18,500	81,463
New Oriental Education & Technology Group, Inc., ADR	2,059	56,643
People’s Insurance Co. Group of China Ltd., Class H	793,000	424,398
Ping An Insurance Group Co. of China Ltd., Class H	92,000	516,419
Qihoo 360 Technology Co. Ltd., ADR	1,670	95,340
Shenzhen Expressway Co. Ltd.	286,000	220,389
Sinopec Shanghai Petrochemical Co. Ltd., Class H	700,000	290,551
Sinotrans Ltd., Class H	292,000	158,558
Sohu.com, Inc.	7,214	364,451
TAL Education Group, ADR	1,361	52,330
Vipshop Holdings Ltd. — ADR	4,057	83,250
Weichai Power Co. Ltd., Class H	32,000	33,932
Xinjiang Goldwind Science & Technology Co. Ltd.	52,400	98,406
YY, Inc., ADR	945	53,808
ZTE Corp., Class H	34,800	83,802

		11,057,462

BLACKROCK FUNDS	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Hong Kong
China Gas Holdings Ltd.	56,000	$89,125
China Power International Development Ltd.	54,000	33,935
China Resources Cement Holdings Ltd.	686,000	276,828
China Resources Power Holdings Co. Ltd.	362,000	818,904
China Taiping Insurance Holdings Co. Ltd.	84,200	264,361
China Unicom Hong Kong Ltd.	52,000	63,372
Franshion Properties China Ltd.	1,774,000	488,605
Geely Automobile Holdings Ltd.	535,000	285,298
Haier Electronics Group Co. Ltd.	151,000	291,830
KWG Property Holding Ltd.	464,500	334,938
Nine Dragons Paper Holdings Ltd.	58,000	38,271
Sino Biopharmaceutical Ltd.	220,000	273,394
Skyworth Digital Holdings Ltd.	1,530,000	1,132,319

		4,391,180
Indonesia
Matahari Department Store Tbk PT	51,900	62,487
Matahari Putra Prima Tbk PT	923,032	151,052
Pembangunan Perumahan Persero Tbk PT	1,101,100	304,596
Telekomunikasi Indonesia Persero Tbk PT	920,500	180,591
Telekomunikasi Indonesia Persero Tbk PT — ADR	22,128	879,809
United Tractors Tbk PT	216,400	284,715

		1,863,250
Malaysia
British American Tobacco Malaysia Bhd	153,600	2,207,484
IOI Corp. Bhd	89,400	88,513
KNM Group Bhd	950,400	116,800
MISC Bhd	407,800	857,178
Petronas Dagangan Bhd	5,800	30,388
YTL Corp. Bhd	1,054,200	370,209
YTL Power International Bhd	294,700	103,584

		3,774,156
Mexico
Alfa SAB de CV, Series A	551,700	1,149,305
Arca Continental SAB de CV	25,200	161,335
Cemex SAB de CV	710,700	450,485
Controladora Comercial Mexicana SAB de CV	21,404	62,692
El Puerto de Liverpool SAB de CV, Series C1	38,660	536,889
Grupo Aeroportuario del Pacifico SAB de CV, Class B	265,604	2,392,202
Grupo Aeroportuario del Pacifico SAB de CV — ADR	1,295	117,936

Reference Entity — Long	Shares	Value
Mexico (continued)
Grupo Elektra SAB de C.V.	1,690	$33,665
Kimberly-Clark de Mexico SAB de CV	32,600	78,669
Wal-Mart de Mexico SAB de CV	618,500	1,631,829

		6,615,007
Netherlands
Yandex NV	7,187	115,711
Philippines
Globe Telecom, Inc.	16,265	789,847
Poland
Enea SA	130,497	432,781
Polski Koncern Naftowy Orlen SA	2,816	45,685
Polskie Gornictwo Naftowe i Gazownictwo SA	238,798	423,082

		901,548
Russia
Aeroflot — Russian Airlines OJSC	120,100	91,897
AK Transneft OAO, Preference Shares	32	74,550
Alrosa AO	261,400	210,863
Inter Rao Ues OAO	4,738,000	89,652
Magnitogorsk Iron & Steel Works OJSC, — GDR	10,835	53,471
MegaFon OAO — GDR	7,699	99,161
Moscow Exchange MICEX-RTS OAO	85,740	120,868
Polymetal International PLC	5,334	47,096
Rosneft Oil Co.	17,770	71,545
Severstal PAO, — GDR	15,788	185,240
Sistema JSFC	510,200	141,127
Tatneft OAO, ADR	1,349	41,601
Uralkali PJSC — GDR	2,316	27,769

		1,254,840
South Africa
AngloGold Ashanti Ltd., ADR	78,467	662,261
Capitec Bank Holdings Ltd.	34,541	1,492,116
Clicks Group Ltd.	131,911	962,141
Hyprop Investments Ltd.	199,400	1,808,274
Mediclinic International Ltd.	100,859	885,281
Mondi Ltd.	15,142	351,830
Netcare Ltd.	1,446,999	4,114,826
Pick n Pay Stores Ltd.	10,540	50,962
Sappi Ltd.	180,017	710,330
Sibanye Gold Ltd.	247,068	412,659
Vodacom Group Ltd.	2,760	29,811

		11,480,491
South Korea
Cheil Worldwide, Inc.	7,805	136,394
Coway Co. Ltd.	21,258	1,583,791
GS Home Shopping, Inc.	1,310	195,436

4	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
South Korea (continued)
GSretail Co. Ltd.	723	$36,441
Hanjin Kal Corp.	1	19
Hyundai Engineering & Construction Co. Ltd.	20,774	626,380
Hyundai Steel Co.	4,659	212,124
Kangwon Land, Inc.	3,185	118,175
Kia Motors Corp.	9,986	487,438
Korea Electric Power Corp.	1,600	72,039
Korea Gas Corp.	8,178	304,500
Korea Investment Holdings Co. Ltd.	12,898	686,711
Korean Reinsurance Co.	7	83
KT Corp.	43,291	1,121,482
KT Corp. — ADR	44,716	586,674
KT&G Corp.	341	34,099
Kumho Petrochemical Co. Ltd.	903	45,789
LG Display Co. Ltd., ADR	37,507	356,317
LG Uplus Corp.	64,726	620,348
LS Corp.	5,399	182,329
LS Industrial Systems Co. Ltd.	3,070	133,454
Mirae Asset Securities Co. Ltd.	900	12,128
NongShim Co. Ltd.	212	68,511
Orion Corp.	308	258,950
S-Oil Corp.	3,169	189,528
Samsung Card Co. Ltd.	952	32,170
Seobu T&D	3,461	68,345
Shinhan Financial Group Co. Ltd.	3,556	135,716
SK Hynix, Inc.	14,108	377,561
SKC Co. Ltd.	4,636	155,599
Yuhan Corp.	695	172,135

		9,010,666
Taiwan
Chailease Holding Co. Ltd.	151,840	289,875
China Motor Corp.	73,000	51,602
Chunghwa Telecom Co. Ltd.	58,000	177,704
Chunghwa Telecom Co. Ltd. — ADR	55,676	1,705,913
Compeq Manufacturing Co. Ltd.	448,000	293,630
CTCI Corp.	28,000	36,451
Elite Advanced Laser Corp.	138,000	581,999
Everlight Electronics Co. Ltd.	343,000	520,343
Feng TAY Enterprise Co. Ltd.	372,230	2,132,957
First Financial Holding Co. Ltd.	1,485,000	719,189
Foxconn Technology Co. Ltd.	417,130	1,092,584
Fubon Financial Holding Co. Ltd.	283,000	457,419
General Interface Solution Holding Ltd.	70,000	286,230
Hon Hai Precision Industry Co. Ltd.	1,313,250	3,490,695
Hon Hai Precision Industry Co. Ltd. — GDR	23,990	137,060
Inotera Memories, Inc.	134,000	102,843
King Yuan Electronics Co. Ltd.	2,830,000	1,806,063

Reference Entity — Long	Shares	Value
Taiwan (continued)
Kinsus Interconnect Technology Corp.	31,000	$63,536
MIN AIK Technology Co. Ltd.	83,000	160,929
Namchow Chemical Industrial Co. Ltd.	26,000	56,362
Novatek Microelectronics Corp.	71,000	241,669
PChome Online, Inc.	45,528	510,225
PharmaEngine, Inc.	6,000	38,670
Sercomm Corp.	69,000	160,138
Sitronix Technology Corp.	73,000	204,430
Taiwan Fertilizer Co. Ltd.	69,000	88,022
Uni-President Enterprises Corp.	254,000	429,453
XAC Automation Corp.	54,000	135,316
Yuanta Financial Holding Co. Ltd.	513	202

		15,971,509
Thailand
Airports of Thailand PCL	191,200	1,601,957
The Bangchak Petroleum PCL	779,100	788,574
Bumrungrad Hospital PCL	259,100	1,573,504
Central Pattana PCL	1,916,000	2,477,992
Delta Electronics Thailand PCL	178,800	424,787
Indorama Ventures PCL	1,418,300	921,142
Jasmine International PCL	896,500	142,412
PTT Global Chemical PCL	966,800	1,536,214
Thai Oil PCL	138,900	211,860
Thai Union Group PCL	430,000	213,987

		9,892,429
Turkey
Arcelik AS	100,047	545,213
Enka Insaat ve Sanayi AS	339,961	601,788
Eregli Demir ve Celik Fabrikalari TAS	599,284	849,319
KOC Holding AS	428,688	1,936,116
Koza Altin Isletmeleri AS	83,989	471,475
TAV Havalimanlari Holding AS	73,647	577,743
Tofas Turk Otomobil Fabrikasi AS	11,690	77,120
Tupras Turkiye Petrol Rafinerileri AS	24,685	651,386
Turk Hava Yollari	492,003	1,450,700
Turk Telekomunikasyon AS	118,365	255,315

		7,416,175
United Arab Emirates
Emaar Properties PJSC	17,534	30,797
United Kingdom
British American Tobacco PLC	22,938	1,358,480
United States
Genpact Ltd.	11,466	284,127
Total Reference Entity — Long		96,944,839

BLACKROCK FUNDS	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Reference Entity — Short
Brazil
Telefonica Brasil SA — ADR	(189,142)	$(1,959,511)
Vale SA, ADR	(262,092)	(943,531)

		(2,903,042)
Chile
Enersis SA, ADR	(6,579)	(87,172)
Sociedad Quimica y Minera de Chile SA — ADR	(106,044)	(2,055,132)

		(2,142,304)
China
AviChina Industry & Technology Co. Ltd.	(1,244,000)	(1,013,801)
BBMG Corp.	(458,000)	(320,956)
CGN Power Co. Ltd.	(857,000)	(353,801)
China Communications Construction Co. Ltd.	(158,000)	(218,070)
China Eastern Airlines Corp. Ltd. , Class H	(80,000)	(51,325)
China Minsheng Banking Corp. Ltd.	(56,500)	(56,780)
China National Building Material Co. Ltd., Class H	(82,000)	(50,948)
China Oilfield Services Ltd.	(374,000)	(416,666)
China Shanshui Cement Group Ltd.	(2,165,000)	(1,334,446)
China Shipping Container Lines Co. Ltd.	(271,000)	(108,741)
China Southern Airlines Co. Ltd.	(124,000)	(105,432)
China Tian Lun Gas Holdings Ltd.	(78,000)	(71,151)
Country Garden Holdings Co. Ltd.	(1,062,000)	(403,384)
CSR Corp. Ltd. , Class H, Class H	(396,000)	(503,402)
Fosun International Ltd.	(594,000)	(1,081,667)
GOME Electrical Appliances Holding Ltd.	(267,000)	(48,789)
Guangzhou Automobile Group Co. Ltd., Class H	(50,000)	(43,719)
Guangzhou R&F Properties Co. Ltd.	(212,000)	(210,401)
Haitian International Holdings Ltd.	(6,000)	(10,498)
Hengan International Group Co. Ltd.	(81,000)	(874,673)
Huaneng Renewables Corp. Ltd.	(110,000)	(34,161)
Shenzhou International Group Holdings Ltd.	(123,000)	(606,140)
Shui On Land Ltd.	(10,865,500)	(2,989,613)
SOHO China Ltd.	(578,000)	(297,245)
Sunac China Holdings Ltd.	(35,000)	(21,465)

Reference Entity — Short	Shares	Value
China (continued)
Tingyi Cayman Islands Holding Corp.	(10,000)	$(17,120)
Want Want China Holdings Ltd.	(530,000)	(440,486)

		(11,684,880)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(236,000)	(327,248)
China Agri-Industries Holdings Ltd.	(315,000)	(115,642)
China Everbright International Ltd.	(5,000)	(8,052)
China Mengniu Dairy Co. Ltd.	(120,000)	(232,440)
China Merchants Holdings International Co. Ltd.	(70,000)	(232,469)
China Overseas Land & Investment Ltd.	(36,000)	(116,275)
CITIC Ltd.	(316,000)	(589,175)
COSCO Pacific Ltd.	(58,000)	(75,035)
Far East Horizon Ltd.	(364,000)	(302,766)
Hopewell Highway Infrastructure Ltd.	(724,500)	(333,239)
Kunlun Energy Co. Ltd.	(82,000)	(66,943)
Poly Property Group Co. Ltd.	(410,000)	(132,731)
Shanghai Industrial Holdings Ltd.	(113,000)	(297,336)
Towngas China Co. Ltd.	(730,000)	(496,868)
WH Group Ltd.	(107,000)	(59,005)
Yuexiu Property Co. Ltd.	(782,000)	(134,730)

		(3,519,954)
Indonesia
Astra Agro Lestari Tbk PT	(36,800)	(53,311)
Charoen Pokphand Indonesia Tbk PT	(1,007,500)	(183,164)
Tower Bersama Infrastructure Tbk PT	(74)	(39)

		(236,514)
Mexico
Alsea SAB de C.V.	(26,100)	(85,769)
America Movil SAB de CV, Series L	(118,800)	(106,086)
Fibra Uno Administracion SA de CV	(2,339,247)	(5,137,965)
Fomento Economico Mexicano SAB de C.V., ADR	(49,956)	(4,950,140)
Genomma Lab Internacional SAB de C.V.	(713,959)	(524,302)
Grupo Carso SAB de C.V.	(259,737)	(1,157,965)
Grupo Financiero Banorte SAB de C.V.	(32,400)	(174,477)
Grupo Financiero Inbursa SAB de C.V.	(416,183)	(836,760)
Grupo Lala SAB de C.V.	(31,800)	(81,262)
Grupo Mexico SAB de C.V.	(2,099,400)	(5,114,474)
Grupo Televisa SAB, ADR	(55,976)	(1,631,141)

6	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Mexico (continued)
Infraestructura Energetica Nova SAB de C.V.	(37,200)	$(179,381)
Mexichem SAB de CV	(940,610)	(2,439,534)
OHL Mexico SAB de C.V.	(181,200)	(238,378)
Promotora y Operadora de Infraestructura SAB de C.V.	(70,348)	(882,065)

		(23,539,699)
Monaco
GasLog Ltd.	(122,292)	(1,414,918)
Panama
Copa Holdings SA, Class A	(1,758)	(88,814)
Peru
Cia de Minas Buenaventura SAA, ADR	(48,350)	(309,923)
Poland
KGHM Polska Miedz SA	(24,843)	(576,758)
LPP SA	(86)	(162,174)

		(738,932)
South Africa
Aspen Pharmacare Holdings Ltd.	(1,219)	(27,326)
Coronation Fund Managers Ltd.	(10,486)	(55,263)
Discovery Holdings Ltd.	(287,473)	(3,069,535)
The Foschini Group Ltd.	(100,126)	(1,021,498)
Impala Platinum Holdings Ltd.	(64,561)	(176,068)
Life Healthcare Group Holdings Ltd.	(263,659)	(734,895)
Massmart Holdings Ltd.	(124,234)	(1,029,126)
Nampak Ltd.	(168,277)	(272,381)
Remgro Ltd.	(126,016)	(2,521,199)
Resilient Property Income Fund Ltd.	(80,637)	(710,486)
Woolworths Holdings Ltd.	(2,463)	(18,223)

		(9,636,000)
South Korea
Daelim Industrial Co. Ltd.	(5,443)	(355,351)
Doosan Heavy Industries & Construction Co. Ltd.	(1,070)	(19,256)
Halla Visteon Climate Control Corp.	(15,743)	(619,067)
Hotel Shilla Co. Ltd.	(4,451)	(427,862)
InBody Co. Ltd.	(544)	(23,312)
Korea Aerospace Industries Ltd.	(1,661)	(130,635)
LG International Corp.	(22,158)	(676,715)
POSCO, ADR	(11,817)	(473,034)
S-1 Corp.	(2,161)	(187,658)
Samsung Fine Chemicals Co. Ltd.	(1,638)	(53,828)
Samsung Techwin Co. Ltd.	(12,368)	(402,353)

Reference Entity — Short	Shares	Value
South Korea (continued)
SK Telecom Co. Ltd. — ADR	(6,119)	$(144,164)

		(3,513,235)
Spain
Abertis Infraestructuras SA	(23,492)	(390,110)
Switzerland
Luxoft Holding, Inc.	(13,538)	(902,172)
Taiwan
Asustek Computer, Inc.	(22,000)	(196,887)
Chang Hwa Commercial Bank	(100,580)	(52,207)
Cheng Shin Rubber Industry Co. Ltd.	(618,000)	(1,118,953)
Compal Electronics, Inc.	(1,052,000)	(654,271)
Delta Electronics, Inc.	(225,000)	(1,144,032)
Far Eastern New Century Corp.	(36,000)	(32,719)
Giant Manufacturing Co. Ltd.	(6,000)	(45,208)
Gigastorage Corp.	(865,000)	(674,736)
Hotai Motor Co. Ltd.	(42,000)	(490,000)
President Chain Store Corp.	(8,000)	(53,109)
Quanta Computer, Inc.	(1,654,000)	(2,816,654)
United Microelectronics Corp.	(896,000)	(326,786)
Wistron Corp.	(3,672,553)	(1,847,325)

		(9,452,887)
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi	(3,396,203)	(3,289,993)
Turkcell Iletisim Hizmetleri AS	(133,787)	(531,662)
Turkcell Iletisim Hizmetleri AS — ADR	(139,982)	(1,387,222)

		(5,208,877)
United States
Eros International PLC	(36,289)	(405,348)
Total Reference Entity — Short		(76,087,609)
Net Value of Reference Entity — Goldman Sachs & Co.		20,857,230

BLACKROCK FUNDS	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2015, expiration dates 10/15/15 – 5/04/17:

Reference Entity — Long	Shares	Value
Reference Entity — Long
Brazil
AMBEV SA	140,200	$693,993
Banco Bradesco SA — ADR	165,307	899,270
Banco Bradesco SA, Preference Shares	82,700	450,325
Banco do Brasil SA	30,100	124,644
Braskem SA — ADR	137,874	1,537,295
Braskem SA, Preference A Shares	98,400	555,718
BRF SA — ADR	59,464	911,583
Cia Brasileira de Distribuicao Grupo Pao de Acucar — ADR	8,163	107,180
Cia Energetica de Minas Gerais, ADR	75,900	148,005
Cia Energetica de Minas Gerais, Preference Shares	126,800	235,415
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	180,900	759,897
EDP — Energias do Brasil SA	52,100	152,387
Fibria Celulose SA	14,800	202,013
Fibria Celulose SA — Sponsored ADR	36,675	495,846
Gerdau SA — ADR	570,216	792,600
Gerdau SA, Preference Shares	445,700	627,543
Itau Unibanco Holding SA, Preference Shares	16,450	112,907
Itau Unibanco Holding SA, Preference Shares — ADR	30,993	212,302
Itausa — Investimentos Itau SA, Preference Shares	530,300	990,046
JBS SA	817,200	3,019,564
Raia Drogasil SA	60,400	626,310
Suzano Papel e Celulose SA, Preference ‘A’ Shares	46,400	199,121
Transmissora Alianca de Energia Eletrica SA	122,200	630,558
Ultrapar Participacoes SA	6,700	116,399

		14,600,921
Chile
Aguas Andinas SA, Class A	518,920	272,895
Empresa Nacional de Electricidad SA	65,285	81,790

		354,685
China
58.com, Inc., ADR	860	45,141

Reference Entity — Long	Shares	Value
China (continued)
Alibaba Group Holding Ltd. — SP ADR	18,986	$1,591,596
Anhui Conch Cement Co. Ltd., Class H	156,500	477,528
Anhui Expressway Co. Ltd. , Class H	290,000	248,642
Anta Sports Products Ltd.	370,000	1,035,011
Autohome, Inc. — ADR	1,452	52,475
Baidu, Inc. — ADR	4,514	846,240
Bank of Communications Co. Ltd., Class H	75,000	55,320
Beijing Capital International Airport Co. Ltd., Class H	1,550,000	1,659,041
China Communications Services Corp. Ltd., Class H	1,110,000	445,278
China Dongxiang Group Co. Ltd.	262,000	66,301
China Galaxy Securities Co. Ltd., Class H	197,000	170,514
China Lesso Group Holdings Ltd.	277,000	223,959
China Machinery Engineering Corp.	385,000	334,143
China Pacific Insurance Group Co. Ltd., Class H	122,800	489,161
China Telecom Corp. Ltd., Class H	534,000	278,546
China Unicom Hong Kong Ltd.	400,000	487,475
China Vanke Co. Ltd., Class H	26,600	62,075
CITIC Securities Co. Ltd., Class H	256,500	552,712
Datang International Power Generation Co. Ltd., Class H	1,020,000	375,390
Great Wall Motor Co. Ltd., Class H	117,000	142,081
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	78,797
Huaneng Power International, Inc., Class H	150,000	162,396
JD.com, Inc., ADR	10,357	286,060
Longfor Properties Co. Ltd.	227,000	304,146
NetEase, Inc., ADR	1,333	192,659
New China Life Insurance Co. Ltd., Class H	8,800	38,750
People’s Insurance Co. Group of China Ltd., Class H	167,000	89,375
Ping An Insurance Group Co. of China Ltd., Class H	339,000	1,902,891
Qihoo 360 Technology Co. Ltd., ADR	1,469	83,865
Sihuan Pharmaceutical Holdings Group Ltd.	3,192,000	411,839
Sinopec Shanghai Petrochemical Co. Ltd., Class H	250,000	103,768
Sinopharm Group Co. Ltd., Class H	54,800	225,837
Sinotrans Ltd., Class H	256,000	139,010
Sohu.com, Inc.	5,446	275,132

8	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
China (continued)
Zhejiang Expressway Co. Ltd., Class H	1,558,000	$1,915,325

		15,848,479
Hong Kong
Belle International Holdings Ltd.	46,000	44,649
China Gas Holdings Ltd.	140,000	222,812
China Jinmao Holdings Group Ltd.	254,000	69,958
China Mobile Ltd., ADR	16,963	1,023,039
China Resources Cement Holdings Ltd.	360,000	145,274
China Resources Power Holdings Co. Ltd.	32,000	72,389
China Taiping Insurance Holdings Co. Ltd.	63,400	199,056
China Unicom Hong Kong Ltd., ADR	46,971	576,804
ENN Energy Holdings Ltd.	64,000	366,633
Geely Automobile Holdings Ltd.	125,000	66,659
KWG Property Holding Ltd.	943,000	679,971
Nine Dragons Paper Holdings Ltd.	67,000	44,209
Sino Biopharmaceutical Ltd.	160,000	198,832

		3,710,285
Hungary
MOL Hungarian Oil & Gas PLC	11,105	501,140
Indonesia
Matahari Putra Prima Tbk PT	213,700	34,971
Pembangunan Perumahan Persero Tbk PT	444,500	122,962
Telekomunikasi Indonesia Persero Tbk PT	553,200	108,531
United Tractors Tbk PT	1,429,000	1,880,117

		2,146,581
Malaysia
Astro Malaysia Holdings Bhd	281,200	186,962
MISC Bhd	223,700	470,208
YTL Power International Bhd	28,800	10,123

		667,293
Mexico
Alfa SAB de CV, Series A	973,008	2,026,977
Arca Continental SAB de CV	37,075	237,361
Cemex SAB de CV	4,325,360	2,741,680
El Puerto de Liverpool SAB de CV, Series C1	37,500	520,779
Gruma SAB de CV	275,761	4,255,499
Grupo Aeroportuario del Pacifico SAB de CV, ADR	7,870	716,721
Grupo Bimbo SAB de CV, Series A	12,800	36,320
Grupo Elektra SAB de C.V.	1,185	23,606

Reference Entity — Long	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A	171,635	$414,182
Wal-Mart de Mexico SAB de CV	585,800	1,545,555

		12,518,680
Netherlands
Yandex NV	14,355	231,115
Philippines
Robinsons Land Corp.	105,500	68,896
Poland
Eurocash SA	29,010	391,491
Grupa Lotos SA	7,617	56,101
Polski Koncern Naftowy Orlen SA	204,550	3,318,507
Polskie Gornictwo Naftowe i Gazownictwo SA	350,177	620,414
Tauron Polska Energia SA	1,293,168	1,013,877

		5,400,390
Qatar
Qatar National Bank	10,818	541,202
Russia
Aeroflot — Russian Airlines OJSC	115,250	88,186
Alrosa AO	41,600	33,557
Lukoil OAO	6,601	240,743
Magnitogorsk Iron & Steel Works OJSC	177,200	66,867
Magnitogorsk Iron & Steel Works OJSC, — GDR	134	661
Mobile TeleSystems OJSC	41,660	135,566
Moscow Exchange MICEX-RTS OAO	148,610	209,496
Polymetal International PLC	6,915	61,056
Rosneft Oil Co. OJSC	17,931	71,491
Sberbank of Russia	73,640	103,845
Severstal PAO, — GDR	3,822	44,843
Surgutneftegas OAO	9	5
Tatneft OAO, ADR	1,010	31,147

		1,087,463
		1,087,463
South Africa
AngloGold Ashanti Ltd., ADR	73,758	622,517
Bidvest Group Ltd.	36,266	926,399
Capitec Bank Holdings Ltd.	17,299	747,289
Clicks Group Ltd.	62,048	452,570
Hyprop Investments Ltd.	128,701	1,167,135
Kumba Iron Ore Ltd.	7,399	31,941
Mediclinic International Ltd.	29,737	261,014
Mondi Ltd.	10,861	252,359
Mr Price Group Ltd.	7,140	109,636
Pick n Pay Stores Ltd.	82,945	401,050
Sappi Ltd.	174,404	688,182
Sibanye Gold Ltd.	165,442	276,325

BLACKROCK FUNDS	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
South Africa (continued)
Spar Group Ltd.	4,888	$70,164
Vodacom Group Ltd.	24,262	262,057

		6,268,638
South Korea
Cheil Worldwide, Inc.	9,183	160,475
CJ E&M Corp.	1,269	92,740
Coway Co. Ltd.	10,354	771,407
Daesang Corp.	3,544	96,288
GS Holdings Corp.	4,112	180,619
GS Home Shopping, Inc.	162	24,168
GSretail Co. Ltd.	1,108	55,847
Hyundai Engineering & Construction Co. Ltd.	3,077	92,778
Hyundai Mobis Co. Ltd.	8,498	1,786,536
Hyundai Steel Co.	1,225	55,774
Hyundai Wia Corp.	2,097	244,854
Industrial Bank of Korea	11,807	144,527
Kangwon Land, Inc.	16,463	610,837
Kia Motors Corp.	13,887	677,854
Korea Electric Power Corp.	1,262	56,821
Korea Gas Corp.	8,575	319,281
KT Corp.	51,095	1,323,650
KT Corp. — ADR	28,458	373,369
Kumho Petrochemical Co. Ltd.	4,162	211,045
LG Display Co. Ltd., ADR	12,873	122,294
LG Innotek Co. Ltd.	3,092	250,014
LG Life Sciences Ltd.	5,410	290,889
LG Uplus Corp.	66,687	639,142
LOTTE Himart Co. Ltd.	5,590	285,109
Neowiz Games Corp.	12,062	191,861
Orion Corp.	333	279,969
S-Oil Corp.	3,274	195,808
Shinhan Financial Group Co. Ltd.	1,208	46,104
Silicon Works Co. Ltd.	8,665	257,670
Sungwoo Hitech Co. Ltd.	31,971	247,254
Yuhan Corp.	973	240,989

		10,325,973
Taiwan
Catcher Technology Co. Ltd.	38,000	372,933
Chunghwa Telecom Co. Ltd.	131,000	401,366
Chunghwa Telecom Co. Ltd. — ADR	4,511	138,217
Compeq Manufacturing Co. Ltd.	534,000	349,996
CTCI Corp.	124,000	161,428
Elite Advanced Laser Corp.	52,800	222,678
Everlight Electronics Co. Ltd.	425,000	644,740
Feng TAY Enterprise Co. Ltd.	4,680	26,817
Foxconn Technology Co. Ltd.	149,480	391,532
Fubon Financial Holding Co. Ltd.	425,000	686,936
General Interface Solution Holding Ltd.	43,000	175,827
Hon Hai Precision Industry Co. Ltd.	8,100	21,530

Reference Entity — Long	Shares	Value
Taiwan (continued)
Hon Hai Precision Industry Co. Ltd. — GDR	559	$3,194
Innolux Corp.	2,233,000	749,119
Inotera Memories, Inc.	343,000	263,247
Namchow Chemical Industrial Co. Ltd.	54,000	117,060
Novatek Microelectronics Corp.	112,000	381,224
PChome Online, Inc.	10,227	114,612
Pou Chen Corp.	400,000	564,171
Primax Electronics Ltd.	34,000	44,485
Sercomm Corp.	25,000	58,021
Sitronix Technology Corp.	24,000	67,210
Taiwan Business Bank	175,973	45,185
Taiwan Fertilizer Co. Ltd.	147,000	187,525
Taiwan Paiho Ltd.	79,000	188,811
Uni-President Enterprises Corp.	293,000	495,392
Zhen Ding Technology Holding Ltd.	157,000	446,206

		7,319,462
Thailand
Bumrungrad Hospital PCL	164,700	1,000,217
Central Pattana PCL	511,000	660,884
Delta Electronics Thailand PCL	969,300	2,302,828
Indorama Ventures PCL	819,600	532,305
Jasmine International PCL	838,800	133,246
PTT Global Chemical PCL, Foreign Registered Shares	1,563,700	2,484,669
Thai Oil PCL	171,400	261,431
Thai Union Group PCL	155,000	77,135
The Siam Cement PCL, Foreign Registered Shares	9,500	121,170
Tipco Asphalt PCL	729,000	871,090

		8,444,975
Turkey
Arcelik AS	6,658	36,283
BIM Birlesik Magazalar AS	8,604	174,716
Dogan Sirketler Grubu Holding	191,498	40,725
Enka Insaat ve Sanayi AS	365,973	647,834
Eregli Demir ve Celik Fabrikalari TAS	1,030,486	1,460,427
Haci Omer Sabanci Holding AS	114,268	362,281
KOC Holding AS	29,281	132,244
Koza Altin Isletmeleri AS	101,986	572,502
TAV Havalimanlari Holding AS	161,955	1,270,498
Tupras Turkiye Petrol Rafinerileri AS	9,133	241,001
Turkiye Garanti Bankasi AS	189,539	490,798

10	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Turkey (continued)
Vestel Elektronik Sanayi ve Ticaret	113,708	$192,304

		5,621,613
United Arab Emirates
Abu Dhabi Commercial Bank PJSC	14,212	28,851
United Kingdom
British American Tobacco PLC	15,072	892,624
Total Reference Entity — Long		96,579,266

Reference Entity — Short
Brazil
Cielo SA	(388,208)	(3,685,236)
Cosan Ltd., Class A — A Shares	(54,292)	(190,022)
Duratex SA	(18,480)	(30,668)
EcoRodovias Infraestrutura e Logistica SA	(43,200)	(66,650)
Embraer SA — ADR	(24,589)	(722,179)
Klabin SA	(425,055)	(2,417,045)
Tim Participacoes SA, ADR	(34,920)	(387,961)

		(7,499,761)
China
AviChina Industry & Technology Co. Ltd., Class H	(141,000)	(114,908)
BBMG Corp.	(102,500)	(71,830)
CGN Power Co. Ltd.	(338,000)	(139,539)
China Communications Construction Co. Ltd.	(185,000)	(255,334)
China Eastern Airlines Corp. Ltd. , Class H	(106,000)	(68,006)
China Medical System Holdings Ltd.	(122,000)	(167,575)
China Merchants Bank Co. Ltd.	(56,000)	(146,211)
China Minsheng Banking Corp. Ltd.	(7,000)	(7,035)
China National Building Material Co. Ltd., Class H	(574,000)	(356,636)
China Oilfield Services Ltd.	(852,000)	(949,195)
China Shanshui Cement Group Ltd.	(1,350,000)	(832,103)
China Shipping Container Lines Co. Ltd., Class H	(1,511,000)	(606,303)
China Southern Airlines Co. Ltd. , Class H	(772,000)	(656,398)
Country Garden Holdings Co. Ltd.	(4,660,000)	(1,770,028)
CSR Corp. Ltd. , Class H	(86,000)	(109,325)
Fosun International Ltd.	(53,500)	(97,423)

Reference Entity — Short	Shares	Value
China (continued)
GOME Electrical Appliances Holding Ltd.	(3,656,000)	$(668,059)
Guangshen Railway Co. Ltd.	(122,000)	(63,045)
Guangzhou R&F Properties Co. Ltd.	(42,000)	(41,683)
Haitian International Holdings Ltd.	(69,000)	(120,729)
Hengan International Group Co. Ltd.	(120,500)	(1,301,210)
Huaneng Renewables Corp. Ltd.	(56,000)	(17,391)
Kingsoft Corp. Ltd.	(35,000)	(79,201)
Li Ning Co. Ltd.	(927,000)	(482,998)
Shenzhou International Group Holdings Ltd.	(12,000)	(59,136)
Sichuan Expressway Co. Ltd.	(100,000)	(34,805)
SINA Corp.	(2,345)	(111,716)
SOHO China Ltd.	(3,500)	(1,800)
Sunac China Holdings Ltd.	(271,000)	(166,200)
Tingyi Cayman Islands Holding Corp.	(972,000)	(1,664,102)
Want Want China Holdings Ltd.	(48,000)	(39,893)
Xinyi Solar Holdings Ltd.	(240,000)	(95,408)
Yanzhou Coal Mining Co. Ltd., ADR	(21,224)	(101,663)
Youku Tudou, Inc., ADR	(11,821)	(287,723)
Zijin Mining Group Co. Ltd., Class H	(188,000)	(50,294)

		(11,734,905)
Hong Kong
Brilliance China Automotive Holdings Ltd.	(888,000)	(1,231,339)
China Agri-Industries Holdings Ltd.	(3,504,000)	(1,286,379)
China Everbright International Ltd.	(146,000)	(235,114)
China Mengniu Dairy Co. Ltd.	(40,000)	(77,480)
China Merchants Holdings International Co. Ltd.	(414,000)	(1,374,892)
China Overseas Land & Investment Ltd.	(192,000)	(620,134)
China Overseas Property Holdings Ltd.	(17,333)	(2,974)
CITIC Ltd.	(1,164,000)	(2,170,251)
COSCO Pacific Ltd.	(116,000)	(150,070)
Far East Horizon Ltd.	(731,000)	(608,027)
Kunlun Energy Co. Ltd.	(3,292,000)	(2,687,504)
Poly Property Group Co. Ltd.	(716,000)	(231,794)
Shanghai Industrial Holdings Ltd.	(328,000)	(863,065)
Towngas China Co. Ltd.	(777,000)	(528,858)
WH Group Ltd.	(185,500)	(102,294)
Yuexiu Property Co. Ltd.	(1,606,000)	(276,697)

		(12,446,872)
Hungary
OTP Bank PLC	(4,687)	(90,702)

BLACKROCK FUNDS	OCTOBER 31, 2015	11

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Malta
Brait SE	(327,650)	$(3,751,715)
Mexico
Alsea SAB de C.V.	(101,901)	(334,862)
America Movil SAB de CV, Series L	(3,405,200)	(3,040,762)
America Movil SAB de CV — ADR, Series L	(66,322)	(1,181,195)
Fomento Economico Mexicano SAB de C.V., ADR	(1,190)	(117,917)
Genomma Lab Internacional SAB de C.V.	(1,259,440)	(924,882)
Grupo Carso SAB de C.V.	(26,579)	(118,495)
Grupo Financiero Banorte SAB de C.V.	(68,200)	(367,264)
Grupo Financiero Inbursa SAB de C.V.	(64,400)	(129,480)
Grupo Televisa SAB, ADR	(102,781)	(2,995,038)
Infraestructura Energetica Nova SAB de C.V.	(8,863)	(42,738)
Mexichem SAB de CV	(177,772)	(461,063)

		(9,713,696)
Monaco
GasLog Ltd.	(96,558)	(1,117,176)
Poland
KGHM Polska Miedz SA	(5,380)	(124,903)
South Africa
Aspen Pharmacare Holdings Ltd.	(98,080)	(2,198,665)
Coronation Fund Managers Ltd.	(25,966)	(136,846)
The Foschini Group Ltd.	(73,351)	(748,336)
Growthpoint Properties Ltd.	(172,930)	(316,806)
Impala Platinum Holdings Ltd.	(38,738)	(105,645)
Life Healthcare Group Holdings Ltd.	(61,222)	(170,643)
Nampak Ltd.	(95,629)	(154,790)
Naspers Ltd., -N Shares	(1,530)	(223,371)
Resilient Property Income Fund Ltd.	(15,920)	(140,270)
Woolworths Holdings Ltd.	(3,382)	(25,022)

		(4,220,394)
South Korea
Amorepacific Corp.	(205)	(34,697)
CJ Corp.	(158)	(33,174)
Daelim Industrial Co. Ltd.	(5,217)	(340,596)
Daewoo Securities Co. Ltd.	(21,717)	(209,541)
Doosan Corp.	(7,287)	(704,516)
Halla Visteon Climate Control Corp.	(2,818)	(110,813)
Hankook Tire Co. Ltd.	(25,634)	(979,959)
Hanssem Co. Ltd.	(274)	(55,993)
Hanwha Chemical Corp.	(23,581)	(456,906)
Hanwha Life Insurance Co. Ltd.	(8,549)	(63,665)
Hyundai Department Store Co. Ltd.	(302)	(33,151)

Reference Entity — Short	Shares	Value
South Korea (continued)
KCC Corp.	(1,135)	$(404,938)
Korea Aerospace Industries Ltd.	(10,843)	(852,782)
LG Corp.	(24,490)	(1,417,036)
LG International Corp.	(88)	(2,688)
Lotte Shopping Co. Ltd.	(864)	(175,047)
POSCO	(239)	(38,434)
POSCO, ADR	(21,516)	(861,285)
S-1 Corp.	(7,129)	(619,070)
Samsung Electro-Mechanics Co. Ltd.	(11,624)	(661,545)
Samsung SDI Co. Ltd.	(1,428)	(132,923)
Samsung Techwin Co. Ltd.	(4,551)	(148,052)
Shinsegae Co. Ltd.	(1,069)	(217,513)
SK Holdings Co. Ltd.	(334)	(78,073)

		(8,632,397)
Switzerland
Luxoft Holding, Inc.	(7,846)	(522,857)
Taiwan
Advanced Semiconductor Engineering, Inc.	(152,000)	(175,477)
Advanced Semiconductor Engineering, Inc., ADR	(17,377)	(99,744)
Asustek Computer, Inc.	(27,000)	(241,634)
Chang Hwa Commercial Bank	(4,809,486)	(2,496,396)
Cheng Shin Rubber Industry Co. Ltd.	(155,000)	(280,644)
Chicony Electronics Co. Ltd.	(13,000)	(30,941)
China Development Financial Holding Corp.	(1,401,000)	(376,430)
Compal Electronics, Inc.	(285,000)	(177,250)
Delta Electronics, Inc.	(178,000)	(905,056)
Largan Precision Co. Ltd.	(7,000)	(543,961)
Pegatron Corp.	(49,000)	(119,739)
President Chain Store Corp.	(378,000)	(2,509,414)
Quanta Computer, Inc.	(1,309,000)	(2,229,141)
Siliconware Precision Industries Co. — ADR	(51,839)	(346,803)
United Microelectronics Corp.	(454,000)	(165,581)
United Microelectronics Corp., ADR	(52,881)	(97,830)
Vanguard International Semiconductor Corp.	(213,000)	(273,742)
Wistron Corp.	(1,428,697)	(718,647)

		(11,788,430)
Thailand
PTT PCL	(136,900)	(1,058,480)
Turkey
Akbank TAS	(102,511)	(262,709)
Anadolu Efes Biracilik Ve Malt Sanayii AS	(57,123)	(450,251)

12	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Turkey (continued)
Emlak Konut Gayrimenkul Yatirim Ortakligi	(177,345)	$(171,799)
Turkcell Iletisim Hizmetleri AS — ADR	(64,754)	(641,712)

		(1,526,471)
United Kingdom
Anglo American PLC	(66,861)	(561,191)
Capital & Counties Properties PLC	(103,673)	(709,567)

		(1,270,758)
United States
Eros International PLC	(31,401)	(350,749)
Total Reference Entity — Short		(75,850,266)
Net Value of Reference Entity — Goldman Sachs & Co.		20,729,000

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of October 31, 2015, expiration dates 10/06/17 – 1/12/18:

Reference Entity — Long
Brazil
AMBEV SA	5,300	26,235
Banco Bradesco SA — ADR	211,797	1,152,176
Banco Bradesco SA, Preference Shares	92,000	500,966
Braskem SA — ADR	29,647	330,564
Braskem SA, Preference A Shares	64,400	363,701
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares	3,700	48,680
Cia Energetica de Minas Gerais, ADR	127,981	249,563
Cia Energetica de Minas Gerais, Preference Shares	385,800	716,269
Cia Energetica de Sao Paulo, Preference ‘B’ Shares	259,982	1,092,092
EDP — Energias do Brasil SA	125,000	365,612
Fibria Celulose SA	39,800	543,250
Fibria Celulose SA — Sponsored ADR	84,258	1,139,168
Gerdau SA — ADR	198,876	276,438
Gerdau SA, Preference Shares	153,000	215,423
Itau Unibanco Holding SA, Preference Shares	13,650	93,689
JBS SA	475,100	1,755,500
Raia Drogasil SA	20,000	207,387
Suzano Papel e Celulose SA, Preference ‘A’ Shares	2,100	9,012

Reference Entity — Long	Shares	Value
Brazil (continued)
Transmissora Alianca de Energia Eletrica SA	162,900	$840,573
Ultrapar Participacoes SA	2,900	50,382
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	11,600	131,715

		10,108,395
Chile
Aguas Andinas SA, Class A	531,723	279,628
China
58.com, Inc., ADR	869	45,614
Anhui Conch Cement Co. Ltd., Class H	84,500	257,835
Anhui Expressway Co. Ltd. , Class H	624,000	535,008
Anta Sports Products Ltd.	231,000	646,183
China Communications Services Corp. Ltd., Class H	434,000	174,100
China Galaxy Securities Co. Ltd., Class H	117,500	101,702
China Lesso Group Holdings Ltd.	169,000	136,639
China Machinery Engineering Corp.	345,000	299,426
China Pacific Insurance Group Co. Ltd., Class H	41,200	164,116
China Telecom Corp. Ltd., Class H	278,000	145,011
China Unicom Hong Kong Ltd.	396,000	482,600
China Vanke Co. Ltd., Class H	16,300	38,038
Ctrip.com International Ltd. — ADR	3,833	356,354
Dalian Wanda Commercial Properties Co. Ltd., Class H	37,600	250,949
Datang International Power Generation Co. Ltd., Class H	276,000	101,576
Dongfeng Motor Group Co. Ltd., Class H	166,000	238,277
Great Wall Motor Co. Ltd., Class H	258,000	313,306
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	52,000	146,337
Longfor Properties Co. Ltd.	283,000	379,177
Metallurgical Corp. of China Ltd.	1,905,000	702,952
New China Life Insurance Co. Ltd., Class H	108,900	479,530
New Oriental Education & Technology Group, Inc., ADR	1,823	50,151
People’s Insurance Co. Group of China Ltd., Class H	501,000	268,125
Ping An Insurance Group Co. of China Ltd., Class H	226,500	1,271,401
Qunar Cayman Islands Ltd. — ADR	1,207	58,588
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	357,800	825,286

BLACKROCK FUNDS	OCTOBER 31, 2015	13

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
China (continued)
Sihuan Pharmaceutical Holdings Group Ltd.	678,000	$87,477
Sinopec Shanghai Petrochemical Co. Ltd., Class H	658,000	273,118
Sinopharm Group Co. Ltd., Class H	194,800	802,793
Sohu.com, Inc.	8,519	430,380
TCL Communication Technology Holdings Ltd.	231,000	171,936
Vipshop Holdings Ltd. — ADR	3,489	71,594
Weichai Power Co. Ltd., Class H	19,400	20,571

		10,326,150
Hong Kong
China Everbright Ltd.	66,000	155,334
China Mobile Ltd., ADR	5,256	316,989
China Resources Cement Holdings Ltd.	832,000	335,745
China Unicom Hong Kong Ltd., ADR	53,509	657,090
ENN Energy Holdings Ltd.	4,000	22,915
Geely Automobile Holdings Ltd.	1,100,000	586,595
Guangdong Investment Ltd.	24,000	33,753
Haier Electronics Group Co. Ltd.	220,000	425,183
KWG Property Holding Ltd.	145,500	104,916
Nine Dragons Paper Holdings Ltd.	91,000	60,045
Sino Biopharmaceutical Ltd.	596,000	740,649
Skyworth Digital Holdings Ltd.	248,000	183,539

		3,622,753
Hungary
MOL Hungarian Oil & Gas PLC	58,998	2,662,427
Richter Gedeon Nyrt	19,446	324,378

		2,986,805
Indonesia
Adhi Karya Persero Tbk PT	155,900	25,284
AKR Corporindo Tbk PT	127,400	54,720
Matahari Department Store Tbk PT	72,400	87,169
Pembangunan Perumahan Persero Tbk PT	400,400	110,762
Telekomunikasi Indonesia Persero Tbk PT	1,677,100	329,026
Telekomunikasi Indonesia Persero Tbk PT, ADR	4,605	183,095
United Tractors Tbk PT	469,400	617,584

		1,407,640
Malaysia
Astro Malaysia Holdings Bhd	126,500	84,106
British American Tobacco Malaysia Bhd	25,400	365,040
KNM Group Bhd	1,288,300	158,327
MISC Bhd	755,900	1,588,868
Petronas Dagangan Bhd	17,500	91,689

Reference Entity — Long	Shares	Value
Malaysia (continued)
Petronas Gas Bhd	88,100	$470,771
Tenaga Nasional Bhd	12,400	36,447
YTL Corp. Bhd	1,740,300	611,151
YTL Power International Bhd	1,856,900	652,681

		4,059,080
Mexico
Cemex SAB de CV — ADR	436,439	2,753,930
Netherlands
Yandex NV	2,112	34,003
Philippines
Globe Telecom, Inc.	22,475	1,091,411
Metro Pacific Investments Corp.	7,512,000	834,928

		1,926,339
Poland
Enea SA	130,006	431,152
Eurocash SA	11,696	157,838
Grupa Lotos SA	5,017	36,951
Polski Koncern Naftowy Orlen SA	65,754	1,066,757
Polskie Gornictwo Naftowe i Gazownictwo SA	116,222	205,912
Tauron Polska Energia SA	717,462	562,509

		2,461,119
Russia
Aeroflot - Russian Airlines OJSC	326,800	250,058
AK Transneft OAO, Preference Shares	53	123,473
Alrosa AO	46,900	37,833
Magnitogorsk Iron & Steel Works OJSC	291,200	109,885
Mobile Telesystems — ADR	37,192	261,460
Moscow Exchange MICEX-RTS OAO	63,790	89,925
Polymetal International PLC	10,439	92,171
Rosneft Oil Co.	1,540	6,200
Rosneft Oil Co. OJSC	16,214	64,645
Severstal OAO	9,424	109,833
Severstal PAO, — GDR	14,033	164,648
Sistema JSFC	164,600	45,530
Sistema JSFC — GDR	26,924	186,059

		1,541,720
South Africa
Bidvest Group Ltd.	92,855	2,371,940
Capitec Bank Holdings Ltd.	16,699	721,370
Clicks Group Ltd.	65,009	474,167
Hyprop Investments Ltd.	64,044	580,788
Kumba Iron Ore Ltd.	63,236	272,987
Mediclinic International Ltd.	7,204	63,232
Netcare Ltd.	342,924	975,172
Pick n Pay Stores Ltd.	51,591	249,449
Sappi Ltd.	121,712	480,264

14	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
South Africa (continued)
Sibanye Gold Ltd.	414,227	$691,852
Telkom SA SOC Ltd.	43,587	228,884
Vodacom Group Ltd.	64,014	691,423

		7,801,528
South Korea
Cheil Worldwide, Inc.	9,844	172,027
Coway Co. Ltd.	3,339	248,767
GS Holdings Corp.	1,777	78,055
Hyundai Engineering & Construction Co. Ltd.	2,410	72,667
Hyundai Wia Corp.	10,272	1,199,399
Kangwon Land, Inc.	38,113	1,414,131
Korea Investment Holdings Co. Ltd.	7,974	424,549
KT Corp. — ADR	16,893	221,636
KT Skylife Co. Ltd.	2,116	34,632
KT&G Corp.	966	96,596
Kumho Petrochemical Co. Ltd.	834	42,290
LG Innotek Co. Ltd.	626	50,617
LG Life Sciences Ltd.	114	6,130
LOTTE Himart Co. Ltd.	9,852	502,485
LS Industrial Systems Co. Ltd.	11,753	510,906
Mirae Asset Securities Co. Ltd.	4,753	64,045
Neowiz Games Corp.	6,652	105,808
Ottogi Corp.	59	54,196
Posco ICT Co. Ltd.	1	4
S-Oil Corp.	4,825	288,569
SK Hynix, Inc.	25,966	694,908
SK Networks Co. Ltd.	11,957	74,171
Sungwoo Hitech Co. Ltd.	143,309	1,108,308

		7,464,896
Taiwan
AU Optronics Corp.	939,000	276,213
AU Optronics Corp., ADR	93,873	271,293
Catcher Technology Co. Ltd.	12,000	117,768
Chailease Holding Co. Ltd.	106,400	203,126
Chen Full International Co. Ltd.	30,000	47,736
Chunghwa Telecom Co. Ltd.	180,000	551,495
Chunghwa Telecom Co. Ltd. — ADR	75,789	2,322,175
Compeq Manufacturing Co. Ltd.	671,000	439,789
CTCI Corp.	688,000	895,664
Elite Advanced Laser Corp.	270,200	1,139,536
Everlight Electronics Co. Ltd.	242,000	367,123
Foxconn Technology Co. Ltd.	566,260	1,483,199
Fubon Financial Holding Co. Ltd.	79,000	127,689
General Interface Solution Holding Ltd.	17,000	69,513
Hon Hai Precision Industry Co. Ltd.	513,200	1,364,116
Hon Hai Precision Industry Co. Ltd. — GDR	19,420	110,950
Innolux Corp.	930,000	311,993

Reference Entity — Long	Shares	Value
Taiwan (continued)
Inotera Memories, Inc.	647,000	$496,562
King Yuan Electronics Co. Ltd.	821,000	523,950
Merry Electronics Co. Ltd.	29,000	55,540
Namchow Chemical Industrial Co. Ltd.	100,000	216,778
Novatek Microelectronics Corp.	55,000	187,208
PChome Online, Inc.	903	10,120
Pou Chen Corp.	1,068,000	1,506,336
Ruentex Industries Ltd.	374,000	689,133
Sitronix Technology Corp.	1,004,000	2,811,616
Taiwan Fertilizer Co. Ltd.	44,000	56,130
Uni-President Enterprises Corp.	701,000	1,185,222
Yuanta Financial Holding Co. Ltd.	615,166	241,710
Zhen Ding Technology Holding Ltd.	266,000	755,992

		18,835,675
Thailand
Airports of Thailand PCL	126,800	1,062,386
The Bangchak Petroleum PCL	280,300	283,708
Bumrungrad Hospital PCL	57,300	347,981
Central Pattana PCL	1,244,700	1,609,790
Delta Electronics Thailand PCL	419,000	995,445
Glow Energy PCL, Foreign Registered Shares	33,500	80,766
Indorama Ventures PCL	508,200	330,060
Jasmine International PCL	10,256,600	1,629,291
Pruksa Real Estate PCL	49,400	38,889
PTT Global Chemical PCL, Foreign Registered Shares	610,000	969,270
Thai Oil PCL	101,600	154,967
Tipco Asphalt PCL	415,800	496,844

		7,999,397
Turkey
Arcelik AS	336,706	1,834,901
Enka Insaat ve Sanayi AS	2,249,194	3,981,453
Eregli Demir ve Celik Fabrikalari TAS	658,037	932,584
Haci Omer Sabanci Holding AS	174,804	554,208
Koza Altin Isletmeleri AS	11,018	61,850
TAV Havalimanlari Holding AS	147,466	1,156,836
Tupras Turkiye Petrol Rafinerileri AS	73,751	1,946,137
Turk Hava Yollari	41,617	122,710
Turk Telekomunikasyon AS	72,463	156,304
Turkiye Garanti Bankasi AS	73,343	189,916
Vestel Elektronik Sanayi ve Ticaret	49,820	84,256

		11,021,155
United Kingdom
British American Tobacco PLC	49,826	2,950,896
United States
Genpact Ltd.	12,065	298,971
Total Reference Entity — Long		97,880,080

BLACKROCK FUNDS	OCTOBER 31, 2015	15

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Reference Entity — Short
Brazil
Cielo SA	(140,381)	$(1,332,628)
CPFL Energia SA — ADR	(17,950)	(143,780)
Duratex SA	(32,860)	(54,532)
EcoRodovias Infraestrutura e Logistica SA	(20,700)	(31,937)
Embraer SA — ADR	(86,506)	(2,540,681)
Petroleo Brasileiro SA, ADR	(428,035)	(1,707,860)
Souza Cruz SA	(101,400)	(717,797)
Vale SA	(23,400)	(85,128)
Vale SA, ADR	(423,112)	(1,523,203)

		(8,137,546)
Chile
Enersis SA, ADR	(19,975)	(264,669)
Sociedad Quimica y Minera de Chile SA — ADR	(47,367)	(917,972)

		(1,182,641)
China
AAC Technologies Holdings, Inc.	(163,500)	(1,036,881)
BBMG Corp.	(1,351,000)	(946,749)
CGN Power Co. Ltd.	(44,000)	(18,165)
China Eastern Airlines Corp. Ltd., Class H	(524,000)	(336,181)
China Merchants Bank Co. Ltd.	(15,500)	(40,469)
China Minsheng Banking Corp. Ltd.	(101,000)	(101,501)
China National Building Material Co. Ltd., Class H	(440,000)	(273,380)
China Oilfield Services Ltd.	(550,000)	(612,744)
China Shanshui Cement Group Ltd.	(2,538,622)	(1,564,736)
China Southern Airlines Co. Ltd., Class H	(370,000)	(314,595)
China Tian Lun Gas Holdings Ltd.	(52,500)	(47,890)
Country Garden Holdings Co. Ltd.	(260,000)	(98,757)
CSR Corp. Ltd., Class H	(31,000)	(39,408)
Fosun International Ltd.	(591,472)	(1,077,063)
GOME Electrical Appliances Holding Ltd.	(229,000)	(41,845)
Guangshen Railway Co. Ltd.	(214,000)	(110,587)
Guangzhou Automobile Group Co. Ltd., Class H	(2,000)	(1,749)
Guangzhou R&F Properties Co. Ltd.	(221,600)	(219,928)
Haitian International Holdings Ltd.	(8,000)	(13,998)
Hengan International Group Co. Ltd.	(66,000)	(712,696)
Huaneng Renewables Corp. Ltd.	(102,000)	(31,676)
Kingsoft Corp. Ltd.	(386,000)	(873,469)

Reference Entity — Short	Shares	Value
China (continued)
Li Ning Co. Ltd.	(178,500)	$(93,004)
SOHO China Ltd.	(41,500)	(21,342)
Sunac China Holdings Ltd.	(463,000)	(283,951)
Tingyi Cayman Islands Holding Corp.	(2,000)	(3,424)
Xinyi Solar Holdings Ltd.	(520,000)	(206,718)

		(9,122,906)
Colombia
Bancolombia SA, ADR	(9,772)	(338,307)
Hong Kong
Beijing Enterprises Water Group Ltd.	(926,000)	(733,412)
Brilliance China Automotive Holdings Ltd.	(2,000)	(2,773)
China Agri-Industries Holdings Ltd.	(17,000)	(6,241)
China Everbright International Ltd.	(19,000)	(30,597)
China Mengniu Dairy Co. Ltd.	(62,000)	(120,094)
China Merchants Holdings International Co. Ltd.	(20,000)	(66,420)
China Overseas Land & Investment Ltd.	(10,000)	(32,299)
CITIC Ltd.	(64,000)	(119,327)
COSCO Pacific Ltd.	(28,000)	(36,224)
Far East Horizon Ltd.	(485,000)	(403,411)
Kunlun Energy Co. Ltd.	(38,000)	(31,022)
Poly Property Group Co. Ltd.	(728,000)	(235,678)
Shanghai Industrial Holdings Ltd.	(7,000)	(18,419)
Towngas China Co. Ltd.	(154,000)	(104,819)
WH Group Ltd.	(55,500)	(30,605)
Yuexiu Property Co. Ltd.	(1,092,000)	(188,140)

		(2,159,481)
Hungary
OTP Bank PLC	(13,220)	(255,830)
India
Larsen & Toubro Ltd. — GDR	(95,594)	(2,039,542)
Reliance Industries Ltd., — GDR	(34,539)	(991,269)

		(3,030,811)
Malaysia
Malaysia Airports Holdings BHD	(60)	(74)
Mexico
America Movil SAB de CV — ADR, Series L	(64,432)	(1,147,534)
Panama
Copa Holdings SA, Class A	(60,444)	(3,053,631)
Russia
Gazprom PAO, ADR	(66,952)	(282,158)

16	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
South Africa
Aspen Pharmacare Holdings Ltd.	(23,028)	$(516,220)
Coronation Fund Managers Ltd.	(56,745)	(299,057)
Discovery Holdings Ltd.	(10,392)	(110,962)
Exxaro Resources Ltd.	(16,723)	(69,211)
The Foschini Group Ltd.	(9,878)	(100,777)
Growthpoint Properties Ltd.	(53,648)	(98,282)
Impala Platinum Holdings Ltd.	(9,127)	(24,891)
Life Healthcare Group Holdings Ltd.	(441,828)	(1,231,503)
Nampak Ltd.	(509,029)	(823,938)
Naspers Ltd., -N Shares	(935)	(136,505)
Rand Merchant Insurance Holdings Ltd.	(24,052)	(74,494)
Resilient Property Income Fund Ltd.	(70,980)	(625,399)
Shoprite Holdings Ltd.	(14,083)	(146,346)
Woolworths Holdings Ltd.	(444,563)	(3,289,143)

		(7,546,728)
South Korea
Amorepacific Corp.	(999)	(169,085)
Amorepacific Corp.	(3,563)	(1,176,126)
AMOREPACIFIC Group	(3,066)	(431,237)
Cheil Industries, Inc.	(16,484)	(2,224,614)
CJ Corp.	(8,007)	(1,681,179)
Daelim Industrial Co. Ltd.	(778)	(50,792)
Daewoo Securities Co. Ltd.	(89,964)	(868,037)
Dongbu Insurance Co. Ltd.	(1,172)	(70,284)
Doosan Heavy Industries & Construction Co. Ltd.	(10,592)	(190,621)
Hankook Tire Co. Ltd.	(29,796)	(1,139,068)
Hanwha Chemical Corp.	(63,845)	(1,237,063)
Hanwha Life Insurance Co. Ltd.	(8,384)	(62,436)
Hyosung Corp.	(5,420)	(553,418)
Hyundai Department Store Co. Ltd.	(4,722)	(518,339)
Hyundai Marine & Fire Insurance Co. Ltd.	(5,333)	(158,804)
Hyundai Motor Co.	(7,425)	(1,014,215)
KB Insurance Co. Ltd.	(13,380)	(310,961)
KCC Corp.	(66)	(23,547)
Korea Aerospace Industries Ltd.	(42,706)	(3,358,749)
NCSoft Corp.	(4,972)	(824,470)
Samsung Fire & Marine Insurance Co. Ltd.	(984)	(275,966)
Samsung SDI Co. Ltd.	(16,448)	(1,531,029)
Samsung Securities Co. Ltd.	(15,030)	(632,280)
Samsung Techwin Co. Ltd.	(3,256)	(105,923)
SK Telecom Co. Ltd. — ADR	(19,365)	(456,239)

		(19,064,482)
Switzerland
Luxoft Holding, Inc.	(775)	(51,646)

Reference Entity — Short	Shares	Value
Taiwan
Advanced Semiconductor Engineering, Inc.	(109,000)	$(125,836)
Advanced Semiconductor Engineering, Inc., ADR	(162,229)	(931,194)
Asustek Computer, Inc.	(55,000)	(492,217)
Compal Electronics, Inc.	(1,971,000)	(1,225,825)
Delta Electronics, Inc.	(428,000)	(2,176,202)
Far Eastern New Century Corp.	(287,640)	(261,429)
Giant Manufacturing Co. Ltd.	(27,000)	(203,435)
Hotai Motor Co. Ltd.	(67,000)	(781,666)
Pegatron Corp.	(14,000)	(34,211)
United Microelectronics Corp.	(805,000)	(293,596)
Vanguard International Semiconductor Corp.	(286,000)	(367,560)
Wistron Corp.	(3,128,922)	(1,573,874)

		(8,467,045)
Thailand
Advanced Info Service PCL	(7,700)	(50,442)
Bangkok Dusit Medical Services PCL	(4,842,800)	(2,587,002)
CP ALL PCL	(3,694,000)	(5,192,943)
Home Product Center PCL	(30)	(6)
PTT PCL	(186,300)	(1,440,430)

		(9,270,823)
Turkey
Emlak Konut Gayrimenkul Yatirim Ortakligi	(944,277)	(914,747)
Turkcell Iletisim Hizmetleri AS — ADR	(97,075)	(962,013)

		(1,876,760)
United States
AES Corp.	(84,784)	(928,385)
Total Reference Entity — Short		(75,916,788)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		$21,963,292

BLACKROCK FUNDS	OCTOBER 31, 2015	17

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co., Inc. as of October 31, 2015, expiration date 2/25/16:

Reference Entity — Long	Shares	Value
Reference Entity — Long
Australia
Amcor Ltd.	12,398	$119,750
Austria
Vienna Insurance Group AG	1,565	50,083
Canada
Canfor Corp.	2,746	38,851
Celestica, Inc.	1,719	19,272
Kinross Gold Corp.	24,675	49,629

		107,752
Denmark
NKT Holding A/S	3,272	178,066
Germany
Aurubis AG	930	62,124
Bayer AG, Registered Shares	1,197	159,602
Deutsche Lufthansa AG, Registered Shares	882	13,025
Pfeiffer Vacuum Technology AG	571	71,108

		305,859
Hong Kong
Cheung Kong Property Holdings Ltd.	3,500	24,490
Dah Sing Financial Holdings Ltd.	8,000	44,838
HKT Trust & HKT Ltd.	10,000	11,986
Hopewell Holdings Ltd.	10,000	36,084
Hutchison Telecommunications Hong Kong Holdings Ltd.	180,000	66,415
Kerry Properties Ltd.	53,500	158,368
New World Development Co. Ltd.	215,000	229,320
Shun Tak Holdings Ltd.	20,000	7,971
SJM Holdings Ltd.	8,000	6,642
Texwinca Holdings Ltd.	2,000	1,946
Wheelock & Co. Ltd.	1,000	4,661
Yue Yuen Industrial Holdings Ltd.	1,500	5,472

		598,193
Italy
Recordati SpA	332	8,252
Japan
Ajinomoto Co., Inc.	31,000	690,494
Citizen Holdings Co. Ltd.	2,700	20,465
Daifuku Co. Ltd.	1,000	14,800
DIC Corp.	47,000	127,222
Disco Corp.	2,100	191,532
Fast Retailing Co. Ltd.	200	73,056

Reference Entity — Long	Shares	Value
Japan (continued)
Fujitsu General Ltd.	4,000	$50,231
Honda Motor Co. Ltd.	1,200	39,697
Hoya Corp.	7,100	292,994
Japan Display, Inc.	9,400	29,531
Konica Minolta, Inc.	3,000	30,823
Minebea Co. Ltd.	3,000	33,041
Nabtesco Corp.	3,000	60,075
NTN Corp.	3,000	14,909
Oki Electric Industry Co. Ltd.	134,000	226,171
OSG Corp.	12,800	240,770
Pigeon Corp.	1,900	53,236
Showa Denko KK	1,000	1,259
Takata Corp.	8,400	95,206
TDK Corp.	300	19,109
Teijin Ltd.	3,000	10,590
Tokyo Electron Ltd.	2,600	155,945
Tokyo Ohka Kogyo Co. Ltd.	500	15,981
Tokyo Seimitsu Co. Ltd.	1,500	33,117
TonenGeneral Sekiyu KK	1,000	10,390
Yokogawa Electric Corp.	7,300	81,543

		2,612,187
Netherlands
AerCap Holdings NV	15,491	642,876
Koninklijke Boskalis Westminster NV	629	30,528
Royal Dutch Shell PLC, Class A	8,140	212,514
Unilever NV CVA	6,303	285,007

		1,170,925
Norway
Subsea 7 SA	7,364	57,758
Singapore
ComfortDelGro Corp. Ltd.	5,100	11,034
Hutchison Port Holdings Trust	7,900	4,375
Singapore Airlines Ltd.	10,100	77,702
Venture Corp. Ltd.	25,800	152,045

		245,156
Spain
Abengoa SA, B Shares	3,607	3,493
Banco Bilbao Vizcaya Argentaria SA	39,741	341,917

		345,410
Sweden
Boliden AB	12,884	246,682
Hexpol AB	223	2,166
Securitas AB, Class B	1,795	23,435

18	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Sweden (continued)
Svenska Cellulosa AB, B Shares	2,290	$67,450

		339,733
Switzerland
Straumann Holding AG, Registered Shares	311	88,001
United Kingdom
Ophir Energy PLC	70,325	103,728
United States
Air Lease Corp.	12,464	420,161
Analog Devices, Inc.	627	37,695
Apple, Inc.	557	66,562
Axalta Coating Systems Ltd.	5,464	150,970
B/E Aerospace, Inc.	625	29,344
Briggs & Stratton Corp.	3,816	67,810
Brocade Communications Systems, Inc.	2,070	21,569
Brunswick Corp.	45	2,421
Cabot Corp.	12,511	449,645
Chemours Co.	2,938	20,360
Coca-Cola Enterprises, Inc.	208	10,679
Columbia Sportswear Co.	721	39,547
Deckers Outdoor Corp.	2,112	117,554
DigitalGlobe, Inc.	18,603	277,743
Dolby Laboratories, Inc., Class A	8,147	282,456
Exterran Holdings, Inc.	648	14,088
F5 Networks, Inc.	2,428	267,566
FedEx Corp.	4,390	685,060
FMC Technologies, Inc.	479	16,205
GoPro, Inc., Class A	11,399	284,975
Harris Corp.	1,657	131,118
Hasbro, Inc.	1,370	105,257
HEICO Corp.	1,848	93,213
Herman Miller, Inc.	5,990	190,063
Huntsman Corp.	14,697	193,559
Interface, Inc.	6,140	120,037
Keysight Technologies, Inc.	2,394	79,194
Las Vegas Sands Corp.	95	4,703
Lear Corp.	432	54,026
Lumentum Holdings, Inc.	8,336	119,538
MicroStrategy, Inc., Class A	46	7,915
Mohawk Industries, Inc.	2,163	422,867
Mosaic Co.	5,166	174,559
Murphy Oil Corp.	3,238	92,056
Nasdaq, Inc.	5,828	337,383
Natus Medical, Inc.	959	43,663
NETGEAR, Inc.	2,060	85,284
PPG Industries, Inc.	677	70,584
Progress Software Corp.	10,178	247,122
Raytheon Co.	950	111,530
Regal-Beloit Corp.	4,566	291,265
Rogers Corp.	2,308	107,368

Reference Entity — Long	Shares	Value
United States (continued)
Royal Gold, Inc.	608	$29,087
Schweitzer-Mauduit International, Inc.	495	19,216
Starwood Hotels & Resorts Worldwide, Inc.	644	51,436
Sykes Enterprises, Inc.	338	9,802
Synopsys, Inc.	2,283	114,104
TerraForm Power, Inc., Class A	1,418	25,879
Tessera Technologies, Inc.	680	23,780
Universal Electronics, Inc.	100	4,757
Valspar Corp.	59	4,776
Varian Medical Systems, Inc.	625	49,081
VeriSign, Inc.	1,321	106,473
Wal-Mart Stores, Inc.	9,209	527,123
Western Digital Corp.	6,261	418,360
World Fuel Services Corp.	997	44,327
XPO Logistics, Inc.	384	10,660
Zoetis, Inc.	3,671	157,890

		7,941,465
Total Reference Entity — Long		14,272,318

Reference Entity — Short
Australia
BHP Billiton Ltd.	(4,137)	(67,850)
Belgium
Fagron	(181)	(4,441)
Denmark
H Lundbeck A/S	(8,723)	(256,254)
Novozymes A/S, -B Shares	(904)	(41,907)

		(298,161)
France
Bollore SA	(833)	(4,118)
Casino Guichard Perrachon SA	(2,339)	(134,387)
Edenred	(4,740)	(87,030)

		(225,535)
Germany
ElringKlinger AG	(123)	(2,752)
Leoni AG	(3,014)	(123,117)

		(125,869)
Hong Kong
Esprit Holdings Ltd.	(59,805)	(67,189)
Melco International Development Ltd.	(109,000)	(168,727)
Value Partners Group Ltd.	(8,000)	(8,471)

		(244,387)

BLACKROCK FUNDS	OCTOBER 31, 2015	19

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Italy
Industria Macchine Automatiche SpA	(815)	$(42,080)
Japan
AEON Financial Service Co. Ltd.	(100)	(2,498)
Asics Corp.	(10,700)	(295,541)
Calsonic Kansei Corp.	(1,000)	(7,970)
Daihatsu Motor Co. Ltd.	(6,200)	(75,948)
Dowa Holdings Co. Ltd.	(1,000)	(8,719)
Ebara Corp.	(35,000)	(151,639)
IHI Corp.	(5,000)	(14,107)
The Japan Steel Works Ltd.	(14,000)	(52,104)
Kansai Paint Co. Ltd.	(1,000)	(15,244)
Makita Corp.	(6,200)	(339,715)
Mitsubishi Motors Corp.	(2,700)	(23,915)
Mitsui Chemicals, Inc.	(36,000)	(136,121)
Nachi-Fujikoshi Corp.	(5,000)	(22,446)
Nidec Corp.	(300)	(22,607)
Nippon Paint Co. Ltd.	(1,900)	(40,132)
Nissin Kogyo Co. Ltd.	(4,500)	(69,214)
Rinnai Corp.	(1,100)	(87,204)
Ryohin Keikaku Co. Ltd.	(100)	(20,080)
Shimano, Inc.	(200)	(31,514)
Sony Corp.	(3,300)	(93,804)
Toyo Seikan Group Holdings Ltd.	(12,600)	(243,473)
Toyoda Gosei Co. Ltd.	(100)	(2,292)
Ushio, Inc.	(700)	(9,643)

		(1,765,930)
Netherlands
Core Laboratories NV	(75)	(8,725)
SBM Offshore NV	(25,786)	(352,295)

		(361,020)
Norway
Opera Software ASA	(49,172)	(307,222)
Spain
Distribuidora Internacional de Alimentacion SA	(8,470)	(53,815)
Sweden
Autoliv, Inc.	(3,919)	(475,140)
Sandvik AB	(10,870)	(101,381)

		(576,521)
Switzerland
Dufry AG	(142)	(16,589)
United Kingdom
Delphi Automotive PLC	(1,173)	(97,582)
Rolls Royce Holdings PLC	(3,399,957)	(5,242)

Reference Entity — Short	Shares	Value
United Kingdom (continued)
Rolls-Royce Holdings PLC	(36,677)	$(387,841)
Rotork PLC	(4,639)	(13,401)

		(504,066)
United States
AGCO Corp.	(1,114)	(53,906)
Atwood Oceanics, Inc.	(3,925)	(64,959)
Avnet, Inc.	(175)	(7,950)
Avon Products, Inc.	(22,700)	(91,481)
Ball Corp.	(5,593)	(383,121)
Baxter International, Inc.	(2,797)	(104,580)
BorgWarner, Inc.	(6,110)	(261,630)
CalAtlantic Group, Inc.	(3,938)	(149,998)
Caterpillar, Inc.	(13,200)	(963,468)
Cavium, Inc.	(1,546)	(109,689)
Chevron Corp.	(433)	(39,351)
Coherent, Inc.	(148)	(8,022)
Coty, Inc., Class A	(1,839)	(53,239)
Cree, Inc.	(29,452)	(741,896)
DaVita HealthCare Partners, Inc.	(955)	(74,022)
Diebold, Inc.	(445)	(16,407)
The Dow Chemical Co.	(1,932)	(99,826)
Encore Capital Group, Inc.	(3,835)	(156,084)
First Cash Financial Services, Inc.	(1,127)	(42,995)
FleetCor Technologies, Inc.	(1,900)	(275,234)
Franklin Electric Co., Inc.	(160)	(5,274)
Genesee & Wyoming, Inc., Class A	(931)	(62,470)
Henry Schein, Inc.	(1,896)	(287,642)
Hertz Global Holdings, Inc.	(11,807)	(230,237)
HRG Group, Inc.	(15,261)	(205,260)
InterDigital, Inc.	(844)	(42,825)
Johnson & Johnson	(2,023)	(204,384)
KBR, Inc.	(5,946)	(109,644)
Kellogg Co.	(6,722)	(474,035)
LinkedIn Corp.	(301)	(72,502)
Mondelez International, Inc.	(9,412)	(434,458)
Motorola Solutions, Inc.	(661)	(46,250)
MSCI, Inc.	(574)	(38,458)
National Oilwell Varco, Inc.	(204)	(7,679)
Plexus Corp.	(342)	(11,840)
The Procter & Gamble Co.	(32)	(2,444)
Qualys, Inc.	(857)	(30,269)
SYNNEX Corp.	(6,637)	(586,976)
Tempur Sealy International, Inc.	(634)	(49,351)
Teradata Corp.	(11,633)	(327,004)
Trimble Navigation Ltd.	(396)	(9,009)
Universal Corp.	(8,102)	(437,589)
Veeco Instruments, Inc.	(296)	(5,334)
Vishay Intertechnology, Inc.	(5,745)	(60,897)
WABCO Holdings, Inc.	(936)	(105,047)

		(7,544,736)
Total Reference Entity — Short		(12,138,222)
Net Value of Reference Entity — Morgan Stanley & Co., Inc.		2,134,096

20	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of October 31, 2015, expiration date 4/20/16:

Reference Entity — Long	Shares	Value
Reference Entity — Long
Australia
Amcor Ltd.	54,660	$527,950
New Hope Corp. Ltd.	2,546	3,475

		531,425
Austria
Vienna Insurance Group AG	2,420	77,444
Canada
Canfor Corp.	4,267	60,370
Celestica, Inc.	5,430	60,878
Centerra Gold, Inc.	411	2,313
Kinross Gold Corp.	22,150	44,551

		168,112
		168,112
Denmark
NKT Holding A/S	6,469	352,051
France
Peugeot SA	29,973	526,610
Germany
Aurubis AG	972	64,930
Bayer AG, Registered Shares	4,540	605,343
Deutsche Lufthansa AG, Registered Shares	2,639	38,972
Pfeiffer Vacuum Technology AG	1,168	145,453

		854,698
Hong Kong
Cafe de Coral Holdings Ltd.	2,000	6,765
Dah Sing Financial Holdings Ltd.	800	4,484
Henderson Land Development Co. Ltd.	2,000	12,774
HKT Trust & HKT Ltd.	5,000	5,993
Hopewell Holdings Ltd.	14,500	52,321
Hutchison Telecommunications Hong Kong Holdings Ltd.	150,000	55,346
Kerry Properties Ltd.	62,500	185,009
New World Development Co. Ltd.	117,000	124,793
Shun Tak Holdings Ltd.	46,000	18,333
SJM Holdings Ltd.	27,000	22,415
Techtronic Industries Co. Ltd.	8,500	31,073

Reference Entity — Long	Shares	Value
Hong Kong (continued)
Wheelock & Co. Ltd.	2,000	$9,322

		528,628
Italy
Moncler SpA	10,113	162,667
Parmalat SpA	2,832	7,368
Recordati SpA	12,597	313,104

		483,139
Japan
Ajinomoto Co., Inc.	15,000	334,110
Daifuku Co. Ltd.	1,800	26,640
Denki Kagaku Kogyo KK	2,000	9,281
DIC Corp.	12,000	32,482
Fast Retailing Co. Ltd.	300	109,585
Fujitsu General Ltd.	17,000	213,484
Hitachi Kokusai Electric, Inc.	1,000	13,807
Honda Motor Co. Ltd.	800	26,464
Hoya Corp.	8,500	350,768
Japan Display, Inc.	1,200	3,770
Japan Tobacco, Inc.	11,900	411,880
Konica Minolta, Inc.	800	8,220
Nabtesco Corp.	2,300	46,057
OSG Corp.	14,300	268,985
Pigeon Corp.	2,500	70,047
Rohm Co. Ltd.	300	14,829
Takata Corp.	14,500	164,343
TDK Corp.	200	12,739
Tokyo Electron Ltd.	3,000	179,937
Tokyo Seimitsu Co. Ltd.	1,500	33,117
Tosoh Corp.	2,000	10,158
Yokogawa Electric Corp.	4,600	51,383

		2,392,086
Netherlands
Koninklijke Boskalis Westminster NV	61	2,960
Unilever NV CVA	6,575	297,306

		300,266
Norway
Subsea 7 SA	5,883	46,142
Singapore
Singapore Airlines Ltd.	33,000	253,877
Venture Corp. Ltd.	7,900	46,556

		300,433
Spain
Abengoa SA, B Shares	10,932	10,588
Banco Bilbao Vizcaya Argentaria SA	65,756	565,747

BLACKROCK FUNDS	OCTOBER 31, 2015	21

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Spain (continued)
Telefonica SA	19,051	$251,346

		827,681
Sweden
Boliden AB	5,066	96,996
Switzerland
Coca-Cola HBC AG	1,363	32,475
Straumann Holding AG, Registered Shares	418	118,278
Zurich Insurance Group AG	446	117,699

		268,452
United Kingdom
Ophir Energy PLC	18,400	27,139
Smiths Group PLC	899	13,300

		40,439
United States
American Axle & Manufacturing Holdings, Inc.	6,312	139,874
Analog Devices, Inc.	2,264	136,112
Axalta Coating Systems Ltd.	2,791	77,115
B/E Aerospace, Inc.	2,352	110,426
Briggs & Stratton Corp.	2,996	53,239
Brocade Communications Systems, Inc.	1,566	16,318
Brunswick Corp.	894	48,106
Chemours Co.	565	3,915
CNA Financial Corp.	66	2,413
Columbia Sportswear Co.	619	33,952
Cypress Semiconductor Corp.	4,655	49,064
Danaher Corp.	4,378	408,511
Deckers Outdoor Corp.	5,952	331,288
DigitalGlobe, Inc.	18,348	273,936
Dolby Laboratories, Inc., Class A	5,530	191,725
F5 Networks, Inc.	1,538	169,488
Fossil Group, Inc.	921	50,112
GoPro, Inc., Class A	6,854	171,350
Hawaiian Holdings, Inc.	193	6,697
HEICO Corp.	3,597	181,433
Herman Miller, Inc.	8,799	279,192
Honeywell International, Inc.	4,288	442,865
Huntsman Corp.	22,506	296,404
ICU Medical, Inc.	4,850	533,354
Interface, Inc.	3,773	73,762
Keysight Technologies, Inc.	2,559	84,652
Lear Corp.	3,181	397,816
Liberty TripAdvisor Holdings, Inc., Series A	6,614	206,291
LogMeIn, Inc.	5,827	392,507
Lumentum Holdings, Inc.	3,735	53,560
Milacron Holdings Corp.	398	6,794
Mohawk Industries, Inc.	323	63,146

Reference Entity — Long	Shares	Value
United States (continued)
Mosaic Co.	15,432	$521,447
Nasdaq, Inc.	6,274	363,202
Natus Medical, Inc.	679	30,915
NETGEAR, Inc.	5,665	234,531
Penske Automotive Group, Inc.	11,951	583,687
PPG Industries, Inc.	1,987	207,165
Progress Software Corp.	18,926	459,523
Raytheon Co.	1,333	156,494
Regal-Beloit Corp.	1,259	80,312
Rogers Corp.	1,521	70,757
Royal Gold, Inc.	570	27,269
Sabre Corp.	972	28,499
Starwood Hotels & Resorts Worldwide, Inc.	406	32,427
Stryker Corp.	185	17,690
Synopsys, Inc.	2,082	104,058
TerraForm Global, Inc., Class A	4,054	30,932
TerraForm Power, Inc., Class A	2,002	36,537
Tessera Technologies, Inc.	16,795	587,321
Tumi Holdings, Inc.	470	7,534
United Continental Holdings, Inc.	275	16,585
Universal Electronics, Inc.	69	3,282
VeriSign, Inc.	1,612	129,927
Visteon Corp.	17	1,854
Western Digital Corp.	4,085	272,960
Whirlpool Corp.	1,481	237,167
World Fuel Services Corp.	1,927	85,674

		9,613,166
Total Reference Entity — Long		17,407,768

Reference Entity — Short
Australia
BHP Billiton Ltd.	(2,325)	(38,132)
Seek Ltd.	(2,262)	(20,549)

		(58,681)
Denmark
H Lundbeck A/S	(17,612)	(517,385)
Novozymes A/S, -B Shares	(493)	(22,854)

		(540,239)
France
Bollore SA	(6,879)	(34,006)
Carrefour SA	(12,496)	(407,194)
Casino Guichard Perrachon SA	(3,010)	(172,939)
Edenred	(7,161)	(131,482)

		(745,621)
Germany
ElringKlinger AG	(5,061)	(113,242)

22	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
Germany (continued)
Leoni AG	(781)	$(31,902)

		(145,144)
Hong Kong
Esprit Holdings Ltd.	(5,000)	(5,617)
Melco International Development Ltd.	(78,000)	(120,740)
Value Partners Group Ltd.	(30,000)	(31,768)

		(158,125)
Japan
AEON Financial Service Co. Ltd.	(300)	(7,496)
Asahi Glass Co. Ltd.	(33,000)	(188,941)
Asics Corp.	(9,000)	(248,586)
Daihatsu Motor Co. Ltd.	(5,800)	(71,048)
Ebara Corp.	(40,000)	(173,301)
Exedy Corp.	(100)	(2,300)
Hirose Electric Co. Ltd.	(100)	(12,104)
The Japan Steel Works Ltd.	(19,000)	(70,712)
Kansai Paint Co. Ltd.	(3,000)	(45,731)
Makita Corp.	(10,600)	(580,804)
Mitsubishi Motors Corp.	(1,300)	(11,515)
Mitsui Chemicals, Inc.	(7,000)	(26,468)
Nexon Co. Ltd.	(1,400)	(19,419)
Nippon Paint Co. Ltd.	(15,300)	(323,167)
Nissin Kogyo Co. Ltd.	(1,200)	(18,457)
Rinnai Corp.	(1,700)	(134,769)
Rohto Pharmaceutical Co. Ltd.	(700)	(11,549)
Ryohin Keikaku Co. Ltd.	(300)	(60,239)
Sharp Corp.	(35,000)	(38,363)
Shimano, Inc.	(1,200)	(189,082)
Sony Corp.	(30,700)	(872,660)
Toyo Seikan Group Holdings Ltd.	(16,500)	(318,834)
Toyoda Gosei Co. Ltd.	(100)	(2,292)
Toyota Boshoku Corp.	(800)	(17,094)

		(3,444,931)
Singapore
Ezion Holdings Ltd.	(51,400)	(25,592)
Sembcorp Marine Ltd.	(8,400)	(13,978)

		(39,570)
Spain
Distribuidora Internacional de Alimentacion SA	(3,747)	(23,807)
Sweden
Sandvik AB	(29,853)	(278,430)
Switzerland
Dufry AG	(347)	(40,538)
United Kingdom
Delphi Automotive PLC	(1,033)	(85,935)

Reference Entity — Short	Shares	Value
United Kingdom (continued)
International Personal Finance PLC	(258)	$(1,469)
Rolls Royce Holdings PLC	(2,991,614)	(4,612)
Rolls-Royce Holdings PLC	(32,272)	(341,261)
Rotork PLC	(478)	(1,381)

		(434,658)
United States
AGCO Corp.	(12,701)	(614,601)
Atwood Oceanics, Inc.	(4,267)	(70,619)
Avnet, Inc.	(412)	(18,717)
Avon Products, Inc.	(10,357)	(41,739)
Ball Corp.	(2,177)	(149,125)
Baxter International, Inc.	(5,249)	(196,260)
BorgWarner, Inc.	(6,663)	(285,310)
The Brink’s Co.	(9,777)	(302,891)
CalAtlantic Group, Inc.	(8,779)	(334,392)
Cavium, Inc.	(2,358)	(167,300)
Coty, Inc., Class A	(1,217)	(35,232)
Cree, Inc.	(431)	(10,857)
DCT Industrial Trust, Inc.	(739)	(27,432)
Diebold, Inc.	(25,690)	(947,190)
Discovery Communications, Inc.	(1,146)	(33,738)
The Dow Chemical Co.	(7,993)	(412,998)
Ebix, Inc.	(94)	(2,607)
First Cash Financial Services, Inc.	(4,216)	(160,840)
Franklin Electric Co., Inc.	(1,088)	(35,860)
Franklin Resources, Inc.	(609)	(24,823)
Genesee & Wyoming, Inc., Class A	(192)	(12,883)
Guess?, Inc.	(13,492)	(284,007)
Henry Schein, Inc.	(3,355)	(508,987)
Hertz Global Holdings, Inc.	(3,302)	(64,389)
HRG Group, Inc.	(15,291)	(205,664)
InterDigital, Inc.	(1,244)	(63,121)
KBR, Inc.	(1,900)	(35,036)
Kellogg Co.	(3,145)	(221,785)
Linear Technology Corp.	(7,162)	(318,136)
LinkedIn Corp.	(489)	(117,785)
M/A-COM Technology Solutions Holdings, Inc.	(524)	(17,680)
Microchip Technology, Inc.	(3,828)	(184,854)
Motorola Solutions, Inc.	(6,411)	(448,578)
NetSuite, Inc.	(25)	(2,127)
Plexus Corp.	(554)	(19,179)
Praxair, Inc.	(3,016)	(335,047)
The Procter & Gamble Co.	(2,283)	(174,376)
Qualys, Inc.	(292)	(10,313)
Roper Industries, Inc.	(102)	(19,008)
SunEdison, Inc.	(14,588)	(106,492)
SYNNEX Corp.	(3,949)	(349,250)
Teradata Corp.	(5,481)	(154,071)
Trimble Navigation Ltd.	(4,968)	(113,022)
TripAdvisor, Inc.	(102)	(8,546)
Ubiquiti Networks, Inc.	(541)	(15,786)

BLACKROCK FUNDS	OCTOBER 31, 2015	23

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
Universal Corp.	(8,861)	$(478,583)
Universal Display Corp.	(9,655)	(331,263)
Valmont Industries, Inc.	(4,425)	(479,847)
Veeco Instruments, Inc.	(1,141)	(20,561)
Vishay Intertechnology, Inc.	(4,155)	(44,043)
WABCO Holdings, Inc.	(4,498)	(504,811)

		(9,521,761)
Total Reference Entity — Short		(15,431,505)
Net Value of Reference Entity — UBS AG		1,976,263

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with UBS AG as of October 31, 2015, expiration date 4/20/16:

Reference Entity — Long
Australia
New Hope Corp. Ltd.	1,115	1,522
Austria
Vienna Insurance Group AG	2,341	74,916
Canada
Canfor Corp.	318	4,499
Celestica, Inc.	4,601	51,584
Kinross Gold Corp.	15,905	31,990

		88,073
Denmark
NKT Holding A/S	3,171	172,570
France
Ingenico Group SA	725	85,442
Germany
Aurubis AG	4,207	281,027
Bayer AG, Registered Shares	233	31,067
Deutsche Lufthansa AG, Registered Shares	545	8,049
Pfeiffer Vacuum Technology AG	901	112,203
Sartorius AG	17	3,847

		436,193
Hong Kong
Dah Sing Financial Holdings Ltd.	2,800	15,693
HKT Trust & HKT Ltd.	2,000	2,397
Hopewell Holdings Ltd.	11,000	39,692
Hutchison Telecommunications Hong Kong Holdings Ltd.	84,000	30,994
Kerry Properties Ltd.	37,500	111,005

Reference Entity — Long	Shares	Value
Hong Kong (continued)
Shun Tak Holdings Ltd.	18,000	$7,174

		206,955
		206,955
Italy
Moncler SpA	10,011	161,026
Parmalat SpA	1,533	3,989
Recordati SpA	7,933	197,178

		362,193
Japan
Daifuku Co. Ltd.	700	10,360
DIC Corp.	47,000	127,222
Fast Retailing Co. Ltd.	800	292,226
Fujitsu General Ltd.	14,000	175,810
Hitachi Kokusai Electric, Inc.	2,000	27,614
Hoya Corp.	3,300	136,180
Japan Aviation Electronics Industry Ltd.	3,000	53,142
Japan Display, Inc.	24,200	76,027
Minebea Co. Ltd.	5,000	55,069
Nabtesco Corp.	5,000	100,125
NTN Corp.	1,000	4,970
Oki Electric Industry Co. Ltd.	228,000	384,827
OSG Corp.	16,000	300,963
Pigeon Corp.	19,100	535,161
Rohm Co. Ltd.	300	14,830
Taiyo Yuden Co Ltd.	100	1,408
Takata Corp.	37,900	429,559
TDK Corp.	300	19,109
Tokyo Electron Ltd.	2,600	155,945
Tokyo Seimitsu Co. Ltd.	2,000	44,156
Tosoh Corp.	2,000	10,158
Yokogawa Electric Corp.	4,700	52,500

		3,007,361
Netherlands
Koninklijke Boskalis Westminster NV	472	22,908
Royal Dutch Shell PLC, A Shares	9,860	258,287
Royal Dutch Shell PLC, Class B	12,635	330,846
Unilever NV CVA	2,945	133,166

		745,207
Norway
Subsea 7 SA	15,479	121,406
Singapore
Indofood Agri Resources Ltd.	44,700	18,140
Singapore Airlines Ltd.	6,000	46,160
Singapore Telecommunications Ltd.	118,500	336,688

24	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Long	Shares	Value
Singapore (continued)
Venture Corp. Ltd.	17,500	$103,131

		504,119
Spain
Banco Bilbao Vizcaya Argentaria SA	1,234	10,619
Talgo SA	302	1,797

		12,416
Sweden
Boliden AB	16,656	318,902
Securitas AB, Class B	272	3,551
Svenska Cellulosa AB, B Shares	3,584	105,563

		428,016
Switzerland
Givaudan SA, Registered Shares	81	144,844
Straumann Holding AG, Registered Shares	147	41,595
Zurich Insurance Group AG	1,922	507,216

		693,655
United Kingdom
Ophir Energy PLC	37,045	54,641
United States
Air Lease Corp.	15,998	539,293
American Axle & Manufacturing Holdings, Inc.	9,425	208,858
Analog Devices, Inc.	1,102	66,252
B/E Aerospace, Inc.	2,050	96,248
Briggs & Stratton Corp.	213	3,785
Brocade Communications Systems, Inc.	1,553	16,182
Brunswick Corp.	442	23,784
Cabot Corp.	13,254	476,349
Chemours Co.	26,382	182,827
CNA Financial Corp.	624	22,813
Columbia Sportswear Co.	454	24,902
Danaher Corp.	2,970	277,131
Deckers Outdoor Corp.	2,189	121,840
DigitalGlobe, Inc.	8,726	130,279
Dolby Laboratories, Inc., Class A	4,148	143,811
F5 Networks, Inc.	417	45,953
FLIR Systems, Inc.	3,077	82,064
GoPro, Inc., Class A	12,218	305,450
Harris Corp.	10,418	824,376
Hasbro, Inc.	478	36,725
HEICO Corp.	4,548	229,401
Herman Miller, Inc.	9,116	289,251
Huntsman Corp.	22,461	295,811
ICU Medical, Inc.	3,965	436,031
IntercontinentalExchange Group, Inc.	2,531	638,824

Reference Entity — Long	Shares	Value
United States (continued)
Interface, Inc.	5,711	$111,650
Keysight Technologies, Inc.	9,155	302,847
Las Vegas Sands Corp.	177	8,763
Lear Corp.	1,141	142,693
LogMeIn, Inc.	8,112	546,424
Lumentum Holdings, Inc.	4,297	61,619
Masonite International Corp.	57	3,413
MicroStrategy, Inc., Class A	41	7,055
Mohawk Industries, Inc.	1,011	197,651
Mosaic Co.	6,889	232,779
Murphy Oil Corp.	6,273	178,341
Nasdaq, Inc.	3,923	227,103
Natus Medical, Inc.	1,900	86,507
NETGEAR, Inc.	5,600	231,840
Penske Automotive Group, Inc.	6,845	334,310
PPG Industries, Inc.	526	54,841
Progress Software Corp.	9,145	222,041
Regal-Beloit Corp.	3,496	223,010
Rogers Corp.	2,895	134,675
Royal Gold, Inc.	599	28,656
Sabre Corp.	486	14,250
Skyworks Solutions, Inc.	895	69,130
Starwood Hotels & Resorts Worldwide, Inc.	1,130	90,253
Stepan Co.	87	4,605
Synopsys, Inc.	6,898	344,762
Tessera Technologies, Inc.	9,785	342,181
United Continental Holdings, Inc.	8,940	539,171
Universal Electronics, Inc.	226	10,751
Valspar Corp.	202	16,352
VeriSign, Inc.	5,774	465,384
Visteon Corp.	540	58,898
Wal-Mart Stores, Inc.	7,272	416,249
Western Digital Corp.	3,723	248,771
World Fuel Services Corp.	937	41,659
Zoetis, Inc.	18,248	784,847

		12,301,721
Total Reference Entity — Long		19,296,406

Reference Entity — Short
Canada
BlackBerry Ltd.	(2,607)	(19,000)
Denmark
H Lundbeck A/S	(5,247)	(154,140)
Finland
Outokumpu OYJ	(10,531)	(35,760)
France
Bollore SA	(3,597)	(17,781)
Carrefour SA	(3,310)	(107,860)

BLACKROCK FUNDS	OCTOBER 31, 2015	25

Schedule of Investments (continued)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
France (continued)
Casino Guichard Perrachon SA	(4,183)	$(240,333)
Edenred	(10,344)	(189,925)
Vallourec SA	(1,860)	(20,589)

		(576,488)
Germany
Bayerische Motoren Werke AG	(5,843)	(598,489)
ElringKlinger AG	(3,597)	(80,484)
Leoni AG	(1,967)	(80,349)

		(759,322)
Japan
AEON Financial Service Co. Ltd.	(2,300)	(57,467)
Asics Corp.	(15,800)	(436,407)
Daihatsu Motor Co. Ltd.	(8,900)	(109,022)
Ebara Corp.	(35,000)	(151,639)
The Japan Steel Works Ltd.	(11,000)	(40,939)
Kansai Paint Co. Ltd.	(1,400)	(21,341)
Mitsubishi Motors Corp.	(1,100)	(9,743)
Nachi-Fujikoshi Corp.	(13,000)	(58,360)
Nippon Electric Glass Co. Ltd.	(76,000)	(371,896)
Nissin Kogyo Co. Ltd.	(1,100)	(16,919)
Rinnai Corp.	(700)	(55,493)
Shimano, Inc.	(500)	(78,784)
Sumitomo Metal Mining Co. Ltd.	(2,000)	(24,813)
Toyo Seikan Group Holdings Ltd.	(12,000)	(231,879)
Toyota Boshoku Corp.	(500)	(10,684)
Ushio, Inc.	(400)	(5,510)

		(1,680,896)
Netherlands
Core Laboratories NV	(957)	(111,328)
SBM Offshore NV	(7,980)	(109,025)

		(220,353)
Norway
Norwegian Air Shuttle ASA	(1,577)	(57,950)
Opera Software ASA	(5,151)	(32,183)

		(90,133)
Singapore
Ezion Holdings Ltd.	(22,800)	(11,352)
Neptune Orient Lines Ltd.	(2,000)	(1,417)
United Overseas Bank Ltd.	(4,500)	(65,343)

		(78,112)
Spain
Distribuidora Internacional de Alimentacion SA	(30,677)	(194,909)
Sweden
Autoliv, Inc.	(1,194)	(144,761)
Sandvik AB	(60,358)	(562,942)

Reference Entity — Short	Shares	Value
Sweden (continued)
SSAB AB, -A Shares	(32,706)	$(117,917)

		(825,620)
Switzerland
Dufry AG	(7,424)	(867,310)
United Kingdom
Delphi Automotive PLC	(59)	(4,908)
International Personal Finance PLC	(431)	(2,454)
Rolls Royce Holdings PLC	(2,570,015)	(3,962)
Rolls-Royce Holdings PLC	(23,132)	(244,610)

		(255,934)
United States
AGCO Corp.	(3,546)	(171,591)
Atwood Oceanics, Inc.	(2,497)	(41,325)
Avon Products, Inc.	(14,604)	(58,854)
Ball Corp.	(6,209)	(425,317)
Baxter International, Inc.	(7,507)	(280,687)
BorgWarner, Inc.	(9,522)	(407,732)
The Brink’s Co.	(12,134)	(375,911)
CalAtlantic Group, Inc.	(4,241)	(161,540)
Cavium, Inc.	(1,247)	(88,475)
Coty, Inc., Class A	(94)	(2,721)
Cree, Inc.	(6,566)	(165,398)
Deere & Co.	(1,487)	(115,986)
Diamond Offshore Drilling, Inc.	(9,144)	(181,783)
Discovery Communications, Inc.	(2,512)	(73,953)
Donaldson Co., Inc.	(761)	(22,982)
The Dow Chemical Co.	(5,289)	(273,283)
Ebix, Inc.	(2,474)	(68,604)
EI du Pont de Nemours & Co.	(14,992)	(950,493)
First Cash Financial Services, Inc.	(1,754)	(66,915)
FleetCor Technologies, Inc.	(3,218)	(466,159)
Franklin Electric Co., Inc.	(519)	(17,106)
General Electric Co.	(13,502)	(390,478)
Genesee & Wyoming, Inc., Class A	(844)	(56,632)
Guess?, Inc.	(32,314)	(680,210)
Halyard Health, Inc.	(515)	(15,285)
Henry Schein, Inc.	(214)	(32,466)
Hertz Global Holdings, Inc.	(3,218)	(62,751)
HRG Group, Inc.	(23,900)	(321,455)
Iridium Communications, Inc.	(5,185)	(42,569)
Jabil Circuit, Inc.	(516)	(11,858)
Johnson & Johnson	(1,600)	(161,648)
Kellogg Co.	(3,529)	(248,865)
Knowles Corp.	(18,508)	(308,343)
Linear Technology Corp.	(6,189)	(274,915)
LinkedIn Corp.	(881)	(212,206)
McDermott International, Inc.	(2,105)	(9,704)
Microchip Technology, Inc.	(15,570)	(751,875)
Mondelez International, Inc.	(901)	(41,590)
Motorola Solutions, Inc.	(1,283)	(89,772)
MSCI, Inc.	(792)	(53,064)

26	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Emerging Markets Long/Short Equity Fund

Reference Entity — Short	Shares	Value
United States (continued)
National Oilwell Varco, Inc.	(1,756)	$(66,096)
NetSuite, Inc.	(4,138)	(352,020)
Praxair, Inc.	(5,628)	(625,215)
The Procter & Gamble Co.	(2,794)	(213,406)
Qualys, Inc.	(73)	(2,578)
Stratasys Ltd.	(4,354)	(111,027)
Teradata Corp.	(4,658)	(130,936)
Trimble Navigation Ltd.	(2,245)	(51,074)
TripAdvisor, Inc.	(302)	(25,302)
Ubiquiti Networks, Inc.	(25,392)	(740,939)

Reference Entity — Short	Shares	Value
United States (continued)
Universal Corp.	(316)	$(17,067)
Valmont Industries, Inc.	(4,444)	(481,907)
Veeco Instruments, Inc.	(1,364)	(24,579)
Vishay Intertechnology, Inc.	(1,764)	(18,698)
WABCO Holdings, Inc.	(3,037)	(340,843)
Waste Connections, Inc.	(34)	(1,852)

		(11,386,040)
Total Reference Entity — Short		(17,144,017)
Net Value of Reference Entity — UBS AG		2,152,389

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in the annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities	$305,719,592	—	—	$305,719,592

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Equity Contracts	—	$26,330,554	—	$26,330,554

[1] Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for OTC swaps	$112,069	—	—	$112,069
Liabilities:
Cash received for OTC swaps	—	$(8,060,000)	—	(8,060,000)

Total	$112,069	$(8,060,000)	—	$(7,947,931)

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK FUNDS	OCTOBER 31, 2015	27

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Global Long/Short Equity (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
United States — 0.1%
Apigee Corp. (acquired 4/13/15, cost $472,395) (a)	21,359	$206,114
Ferrari NV	46,859	2,363,100
Total Common Stocks — 0.1%		2,569,214

Preferred Stocks
United States — 0.6%
AliphCom, 0.00% (acquired 3/10/15, cost $1,750,009) (a)(b)	226,006	2,395,111
Illumio Inc., Series C, 0.00% (acquired 3/10/15, cost $1,500,001) (a)(b)	466,730	1,535,682
Palantir Technologies, Inc., Series I 0.00% (Acquired 3/27/14, cost $1,999,998) (a)(b)	326,264	3,712,885

Preferred Stocks	Shares	Value
United States (continued)
Uber Technologies, Inc., Series E, 0.00% (acquired 12/04/14, cost $1,499,957) (a)(b)	45,020	$1,902,778
Total Preferred Stocks — 0.6%		9,546,456
Total Long-Term Investments (Cost — $9,659,028) — 0.7%		12,115,670

Short-Term Securities — 97.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	1,782,922,993	1,782,922,993
Total Short-Term Securities (Cost — $1,782,922,993) — 97.3%		1,782,922,993
Total Investments (Cost — $1,792,582,021*) — 98.0%		1,795,038,663
Other Assets less Liabilities — 2.0%		37,424,373

Net Assets — 100.0%		$1,832,463,036

Portfolio Abbreviations

CHF	Swiss Franc
EUR	Euro
MSCI	Morgan Stanley Capital International
FTSE	Financial Times Stock Exchange
GBP	British Pound
GDR	Global Depository Receipt
HIBOR	Hong Kong Interbank Offered Rate
LIBOR	London Interbank Offered Rate
JPY	Japanese Yen
OTC	Over-the-Counter
S&P	Standard and Poor’s
USD	U.S. Dollar

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $9,752,570, 0.1% of its net assets, and an original cost of $7,222,360.

(b)	Non-income producing security.

(c)	During the year ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at October 31, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,798,127,326	(15,204,333)	1,782,922,993	$477,466

(d)	Represents the current yield as of report date.

BLACKROCK FUNDS	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

Derivative Financial Instruments Outstanding as of October 31, 2015

Financial Futures Contracts:

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
339	CAC 40 Index	November 2015	$18,249,516	$71,726
123	Hang Seng Index	November 2015	$17,999,458	1,135
155	Yen Denom Nikkei Index	December 2015	$12,125,632	109,223
61	Dax Index	December 2015	$18,143,942	54,114
326	Euro Stoxx 50 Index	December 2015	$12,199,279	224,115
124	FTSE 100 Index	December 2015	$12,081,205	43,279
243	S&P 500 E-Mini Index	December 2015	$25,195,455	499,577
Total				$1,003,169

OTC Total Return Swaps outstanding1

Reference Entity	Counterparty	Expiration Dates	Notional Amount	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Equity Securities Long/Short:	Bank of America N.A.	2/23/16	$42,530,307	$31,444,067	[2]	$49,463,933
	Deutsche Bank AG	1/04/16 – 9/30/16	$28,338,057	64,672,507	[3]	43,666,754
	Goldman Sachs & Co.	11/03/15 – 5/04/17	$30,197,709	45,906,773	[4]	48,748,280
	UBS AG	3/14/16	$22,688,351	42,270,497	[5]	40,766,467
	Bank of America N.A.	5/01/17	$22,065	(101,490)		(78,425)
	Goldman Sachs & Co.	5/04/17	$59,974	(31,096)		28,878
Total				$184,161,258		$182,595,887

[1]     The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1171 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Association of Banks in Singapore Swap Offered Rate	IntercontinentalExchange LIBOR:
Australian Bank Bill Short Term Rates 1 Day Reference Rate	CHF 1 Week; CHF Spot Next
Bank of Canada Overnight Repo Rate	EUR 1 Month; EUR 1 Week; EUR Overnight
Canada Bankers Acceptances 1 Month	GBP 1 Week; GBP Overnight
Copenhagen Interbank Offered Rates 1 Week	JPY 1 Week; JPY Spot Next
Danish Krone Overnight Deposit	USD 1 Month; USD 1 Week; USD Spot Next
Garban Intercapital Federal Funds Rate	Nigeria Interbank Offered Rate 1 Week
Hong Kong Dollar HIBOR Fixings:	Norwegian Krone Overnight Deposit
1 Month; 2 Week	Stockholm Interbank Offered Rate
Stockholm Interbank Offered Rate Overnight
Tel Aviv Interbank Offered Rate Overnight

[2]  Amount includes $ 24,510,441 of net dividends and financing fees.

[3]  Amount includes $ 49,343,810 of net dividends and financing fees.

[4]  Amount includes $ 27,356,202 of net dividends and financing fees.

[5]  Amount includes $ 24,192,381 of net dividends and financing fees.

2	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of October 31, 2015, expiration date 2/23/16:

	Shares	Value
Reference Entity — Long
Bermuda
Marvell Technology Group Ltd.	5,116	$42,002
Teekay Corp.	13,637	438,157

		480,159
Ireland
Ingersoll-Rand PLC	14,133	837,522
King Digital Entertainment PLC	179,678	2,687,983

		3,525,505
Israel
Check Point Software Technologies Ltd.	39,457	3,351,478
Netherlands
NXP Semiconductor NV	13,487	1,056,706
United Kingdom
Ensco PLC, Class A	13,802	229,527
United States
Aaron’s, Inc.	41,348	1,020,055
Aetna, Inc.	11,516	1,321,806
Affiliated Managers Group, Inc.	8,335	1,502,467
Air Lease Corp.	2,057	69,341
Alaska Air Group, Inc.	6,209	473,436
Altria Group, Inc.	108,873	6,583,550
Amazon.com, Inc.	532	332,979
American Water Works Co., Inc.	36,578	2,098,114
Ameriprise Financial, Inc.	66,694	7,693,820
AmerisourceBergen Corp.	51,295	4,950,480
AMN Healthcare Services, Inc.	35,742	1,014,001
Analog Devices, Inc.	30,262	1,819,351
Anthem, Inc.	5,189	722,049
Apache Corp.	35,446	1,670,570
Apple, Inc.	3,225	385,388
Aptargroup, Inc.	65,269	4,801,188
Aqua America, Inc.	7,305	208,923
ArcBest Corp.	15,146	392,281
Axalta Coating Systems Ltd.	10,187	281,467
B/E Aerospace, Inc.	37,610	1,765,789
Babcock & Wilcox Enterprises, Inc.	31,251	530,642
Black Hills Corp.	6,112	279,807
Blackstone Mortgage Trust, Inc., Class A	8,653	238,131
Bloomin’ Brands, Inc.	4,454	75,584
Burlington Stores, Inc.	890	42,791
Cabot Corp.	30,060	1,080,356
Cabot Oil & Gas Corp.	35,538	771,530
Cal-Maine Foods, Inc.	38,273	2,046,075
Cambrex Corp.	12,796	588,232

	Shares	Value
Reference Entity — Long
United States (continued)
Cardinal Health, Inc.	41,896	$3,443,851
Carlisle Cos., Inc.	692	60,204
Carter’s, Inc.	15,915	1,446,355
CBL & Associates Properties, Inc.	14,368	209,485
CBRE Group, Inc., Class A	19,502	727,035
CBS Corp., Class B	234,253	10,897,450
CDW Corp.	4,804	214,691
CenterPoint Energy, Inc.	116,403	2,159,276
Charles River Laboratories International, Inc.	902	58,846
Chemours Co.	163,154	1,130,657
Cincinnati Financial Corp.	4,522	272,360
Citizens Financial Group, Inc.	14,419	350,382
CME Group, Inc.	61,335	5,794,317
Comcast Corp., Class A	30,713	1,923,248
Comfort Systems USA, Inc.	3,968	126,698
Communications Sales & Leasing, Inc.	23,351	469,122
Danaher Corp.	3,186	297,286
DENTSPLY International, Inc.	1,787	108,739
Devon Energy Corp.	94,193	3,949,512
Dick’s Sporting Goods, Inc.	121,182	5,398,658
DigitalGlobe, Inc.	2,239	33,428
Dr Pepper Snapple Group, Inc.	27,061	2,418,442
DSW, Inc., Class A	44,745	1,115,940
Equifax, Inc.	7,214	768,796
Essent Group Ltd.	338,842	8,166,092
Estee Lauder Cos., Inc., Class A	1,158	93,173
EverBank Financial Corp.	145,403	2,509,656
F5 Networks, Inc.	44,603	4,915,251
First Midwest Bancorp, Inc.	5,171	92,147
First Solar, Inc.	41,831	2,387,295
FLIR Systems, Inc.	12,019	320,547
Flowers Foods, Inc.	2,642	71,334
FMC Technologies, Inc.	31,881	1,078,534
Fortune Brands Home & Security, Inc.	30,576	1,600,042
General Dynamics Corp.	95,432	14,179,287
Genworth Financial, Inc., Class A	102,237	478,469
Globe Specialty Metals, Inc.	36,394	459,292
Greenhill & Co., Inc.	1,948	50,297
Harris Corp.	27,037	2,139,438
Hartford Financial Services Group, Inc.	362,778	16,782,110
HD Supply Holdings, Inc.	3,464	103,193
HollyFrontier Corp.	10,482	513,304
Honeywell International, Inc.	20,673	2,135,107
Hormel Foods Corp.	44,204	2,985,980
Hubbell, Inc., Class B	7,582	734,317
Huntington Ingalls Industries, Inc.	1,033	123,898
Huntsman Corp.	21,185	279,006
Iconix Brand Group, Inc.	24,250	371,510

BLACKROCK FUNDS	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
United States (continued)
ICU Medical, Inc.	16,025	$1,762,269
IDACORP, Inc.	979	65,446
InfraREIT, Inc.	5,316	126,946
Interface, Inc.	9,733	190,280
Interpublic Group of Cos., Inc.	25,286	579,808
Intuit, Inc.	56,226	5,478,099
Invesco Ltd.	12,665	420,098
ITC Holdings Corp.	48,483	1,586,364
Jazz Pharmaceuticals PLC	3,496	479,931
JB Hunt Transport Services, Inc.	4,574	349,316
Johnson Controls, Inc.	87,221	3,940,645
Jones Lang LaSalle, Inc.	298	49,680
Kaiser Aluminum Corp.	84,847	6,897,213
Kate Spade & Co.	40,631	730,139
Keysight Technologies, Inc.	202,455	6,697,211
Knoll, Inc.	14,105	327,800
Lam Research Corp.	2,116	162,064
Lancaster Colony Corp.	4,450	506,054
Landstar System, Inc.	3,898	245,730
Lear Corp.	986	123,309
Legg Mason, Inc.	4,474	200,212
Liberty TripAdvisor Holdings, Inc., Series A	46,541	1,451,614
Liberty Ventures, Series A	40,426	1,761,361
Lincoln National Corp.	14,927	798,744
LogMeIn, Inc.	34,801	2,344,195
Lowe’s Cos., Inc.	199,748	14,747,395
Macerich Co.	1,340	113,552
Mallinckrodt PLC	6,456	423,966
Manhattan Associates, Inc.	5,638	410,728
Marathon Petroleum Corp.	65,005	3,367,259
Masco Corp.	181,222	5,255,438
Masimo Corp.	24,150	958,272
McKesson Corp.	102,616	18,347,741
Mead Johnson Nutrition Co.	25,370	2,080,340
Memorial Resource Development Corp.	4,988	88,238
Mettler-Toledo International, Inc.	373	115,999
Michael Kors Holdings Ltd.	104,142	4,024,047
Mid-America Apartment Communities, Inc.	4,335	369,299
Mohawk Industries, Inc.	7,456	1,457,648
Mosaic Co.	38,372	1,296,590
Murphy Oil Corp.	125,297	3,562,194
Nasdaq, Inc.	2,012	116,475
Nationstar Mortgage Holdings, Inc.	29,826	395,791
NCR Corp.	30,513	811,646
NextEra Energy, Inc.	18,883	1,938,529
Northwest Bancshares, Inc.	28,587	384,781
NVR, Inc.	33	54,046
Oil States International, Inc.	6,803	204,158
PACCAR, Inc.	71,437	3,761,158

	Shares	Value
Reference Entity — Long
United States (continued)
Pebblebrook Hotel Trust	9,303	$317,977
Penske Automotive Group, Inc.	17,891	873,796
Perrigo Co. PLC	44,619	7,038,201
Pilgrim’s Pride Corp.	411,745	7,819,038
PPG Industries, Inc.	100,711	10,500,129
Progress Software Corp.	47,555	1,154,635
Prudential Financial, Inc.	19,037	1,570,553
Rackspace Hosting, Inc.	198,868	5,140,738
Raytheon Co.	5,037	591,344
Realogy Holdings Corp.	36,317	1,419,995
Regal-Beloit Corp.	26,224	1,672,829
Reynolds American, Inc.	71,390	3,449,565
RLJ Lodging Trust	17,888	448,810
Robert Half International, Inc.	3,205	168,775
Rogers Corp.	3,554	165,332
Sabre Corp.	10,403	305,016
SBA Communications Corp., Class A	12,106	1,440,856
Scotts Miracle-Gro Co., Class A	33,698	2,229,460
Scripps Networks Interactive, Inc., Class A	96,495	5,797,420
Shake Shack, Inc., Class A	11,097	505,690
Simon Property Group, Inc.	31,151	6,275,680
Skyworks Solutions, Inc.	3,946	304,789
Snap-on, Inc.	513	85,102
South State Corp.	63,027	4,884,592
Southwestern Energy Co.	13,655	150,751
Sprouts Farmers Market, Inc.	6,538	133,244
SPX FLOW, Inc.	871	29,527
Stanley Black & Decker, Inc.	23,284	2,467,638
Supervalu, Inc.	42,386	278,476
Swift Transportation Co.	64,748	1,012,011
Synopsys, Inc.	15,535	776,439
T-Mobile U.S., Inc.	2,564	97,150
Talen Energy Corp.	221,864	1,925,780
Tanger Factory Outlet Centers, Inc.	9,322	325,804
Team Health Holdings, Inc.	5,357	319,652
Telephone & Data Systems, Inc.	39,188	1,122,344
Tenet Healthcare Corp.	32,453	1,018,051
TerraForm Power, Inc., Class A	16,282	297,147
Tesoro Corp.	19,685	2,104,917
Tessera Technologies, Inc.	130,737	4,571,873
Time Warner, Inc.	71,691	5,401,200
TiVo, Inc.	71,572	649,874
TopBuild Corp.	56,528	1,590,133
Tractor Supply Co.	12,841	1,186,380
Travelers Cos., Inc.	13,295	1,500,873
TRI Pointe Homes, Inc.	28,878	374,836
Triumph Group, Inc.	14,064	655,101
Umpqua Holdings Corp.	78,823	1,316,344
United Continental Holdings, Inc.	31,876	1,922,442
Vail Resorts, Inc.	2,960	337,943

4	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
United States (continued)
Valero Energy Corp.	36,652	$2,416,100
VCA, Inc.	106,349	5,824,735
VeriSign, Inc.	4,262	343,517
Virtu Financial, Inc., Class A	33,578	812,588
Visteon Corp.	14,298	1,559,483
VMware, Inc., Class A	4,042	243,126
Wal-Mart Stores, Inc.	85,062	4,868,949
Weingarten Realty Investors	59,541	2,129,186
Western Digital Corp.	92,017	6,148,576
WestRock Co.	32,729	1,759,511
Wintrust Financial Corp.	4,347	219,480
World Fuel Services Corp.	2,855	126,933
WP GLIMCHER, Inc.	33,892	393,825
WPX Energy, Inc.	14,598	100,142
Zoetis, Inc.	188,009	8,086,267

		383,022,748
Total Reference Entity — Long		391,666,123

Reference Entity — Short
Bermuda
Helen of Troy Ltd.	(15,442)	(1,532,001)
Canada
Lululemon Athletica, Inc.	(6,921)	(340,306)
Netherlands
Core Laboratories NV	(2,253)	(262,092)
Panama
Copa Holdings SA, Class A	(3,174)	(160,350)
United States
Advanced Drainage Systems, Inc.	(150,887)	(4,740,870)
The Advisory Board Co.	(925)	(40,543)
AECOM Technology Corp.	(17,242)	(508,122)
AES Corp.	(119,508)	(1,308,613)
Aflac, Inc.	(12,954)	(825,817)
AGCO Corp.	(29,078)	(1,407,084)
Alcoa, Inc.	(106,231)	(948,643)
Allegheny Technologies, Inc.	(3,783)	(55,610)
ALLETE, Inc.	(37,978)	(1,906,875)
Alliance Data Systems Corp.	(15,244)	(4,532,194)
Amedisys, Inc.	(22,803)	(902,543)
American Express Co.	(5,067)	(371,208)
Anixter International, Inc.	(8,717)	(597,812)
Annaly Capital Management, Inc.	(1,007,274)	(10,022,376)
ANSYS, Inc.	(38,078)	(3,629,214)
Arch Capital Group Ltd.	(31,527)	(2,361,057)
Astoria Financial Corp.	(20,484)	(326,925)
B&G Foods, Inc.	(13,855)	(502,798)
Ball Corp.	(14,737)	(1,009,484)

	Shares	Value
Reference Entity — Short
United States (continued)
BankUnited, Inc.	(84,399)	$(3,137,955)
BorgWarner, Inc.	(73,177)	(3,133,439)
The Brink’s Co.	(81,340)	(2,519,913)
Buffalo Wild Wings, Inc.	(13,840)	(2,135,097)
Cabela’s, Inc.	(53,619)	(2,100,256)
Cable One, Inc.	(3,326)	(1,441,621)
Caesars Entertainment Corp.	(33,582)	(270,335)
CalAtlantic Group, Inc.	(6,037)	(229,949)
Campbell Soup Co.	(110,376)	(5,605,997)
Capstead Mortgage Corp.	(36,142)	(348,770)
CarMax, Inc.	(2,718)	(160,389)
Catalent, Inc.	(60,788)	(1,615,745)
Caterpillar, Inc.	(7,184)	(524,360)
Cavium, Inc.	(28,592)	(2,028,602)
CDK Global, Inc.	(17,191)	(855,940)
Cerner Corp.	(3,240)	(214,780)
Cheniere Energy, Inc.	(6,383)	(316,086)
comScore, Inc.	(30,404)	(1,300,683)
CONSOL Energy, Inc.	(27,928)	(186,000)
The Cooper Cos., Inc.	(16,374)	(2,494,743)
Coty, Inc., Class A	(13,619)	(394,270)
Covanta Holding Corp.	(286,371)	(4,799,578)
Credit Acceptance Corp.	(37,554)	(7,101,086)
Crocs, Inc.	(534,391)	(5,771,423)
Deere & Co.	(1,427)	(111,306)
Demandware, Inc.	(58,835)	(3,335,944)
Diamondback Energy, Inc.	(4,803)	(354,654)
Diebold, Inc.	(160,301)	(5,910,298)
DISH Network Corp.	(86,718)	(5,460,632)
Dollar Tree, Inc.	(75,063)	(4,915,876)
Donaldson Co., Inc.	(5,377)	(162,385)
The Dow Chemical Co.	(21,316)	(1,101,398)
DST Systems, Inc.	(2,175)	(265,676)
EI du Pont de Nemours & Co.	(101,510)	(6,435,734)
Electronics For Imaging, Inc.	(8)	(372)
EMCOR Group, Inc.	(8)	(386)
The EW Scripps Co.	(2,409)	(53,143)
Facebook, Inc.	(25,667)	(2,617,264)
First Niagara Financial Group, Inc.	(395,776)	(4,096,282)
FleetCor Technologies, Inc.	(10,417)	(1,509,007)
Flotek Industries, Inc.	(45,608)	(825,505)
Forward Air Corp.	(48,674)	(2,207,853)
Franklin Electric Co., Inc.	(10,883)	(358,704)
Freeport-McMoRan, Inc.	(386,186)	(4,545,409)
GrubHub, Inc.	(13,738)	(329,437)
Guess?, Inc.	(250,731)	(5,277,888)
Halyard Health, Inc.	(29,406)	(872,770)
Hanesbrands, Inc.	(290,376)	(9,274,609)
HCP, Inc.	(2,458)	(91,438)
Healthcare Services Group, Inc.	(86,545)	(3,224,667)
HealthEquity, Inc.	(37,350)	(1,221,718)
Hecla Mining Co.	(323,712)	(670,084)

BLACKROCK FUNDS	OCTOBER 31, 2015	5

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
United States (continued)
Helmerich & Payne, Inc.	(26,418)	$(1,486,541)
Henry Schein, Inc.	(35,116)	(5,327,448)
Hertz Global Holdings, Inc.	(23,055)	(449,572)
HRG Group, Inc.	(5,271)	(70,895)
Hudson City Bancorp, Inc.	(684,616)	(6,928,314)
Impax Laboratories, Inc.	(136,985)	(4,743,791)
Ingles Markets, Inc., Class A	(1,081)	(53,985)
Iron Mountain, Inc.	(84,018)	(2,574,312)
j2 Global, Inc.	(40,191)	(3,116,812)
Journal Media Group, Inc.	(1)	(12)
KBR, Inc.	(11,907)	(219,565)
Kellogg Co.	(20,402)	(1,438,749)
Kindred Healthcare, Inc.	(16,024)	(214,722)
The Kraft Heinz Co.	(1,283)	(100,035)
L Brands, Inc.	(6,658)	(639,035)
L-3 Communications Holdings, Inc.	(24,337)	(3,076,197)
LinkedIn Corp.	(1,278)	(307,832)
Live Nation Entertainment, Inc.	(37,352)	(1,018,963)
Loews Corp.	(43,274)	(1,577,770)
Louisiana-Pacific Corp.	(634,597)	(11,206,983)
M&T Bank Corp.	(120,298)	(14,417,715)
Magnum Hunter Resources Corp.,	(60)	—
Matador Resources Co.	(5,075)	(130,478)
Matthews International Corp., Class A	(20,232)	(1,167,993)
McDonald’s Corp.	(36,856)	(4,137,086)
Medical Properties Trust, Inc.	(4,576)	(51,709)
The Medicines Co.	(56,101)	(1,920,898)
The Men’s Wearhouse, Inc.	(3,475)	(138,930)
Mercury General Corp.	(74,591)	(4,028,660)
Monster Beverage Corp.	(633)	(86,291)
MSA Safety, Inc.	(14,376)	(625,068)
MSCI, Inc.	(3,436)	(230,212)
Multi-Color Corp.	(7,030)	(547,215)
NetSuite, Inc.	(9,097)	(773,882)
Nevro Corp.	(9,935)	(405,050)
New York Community Bancorp, Inc.	(155,311)	(2,565,738)
New York REIT, Inc.	(114,032)	(1,299,965)
The New York Times Co.	(19,090)	(253,515)
NiSource, Inc.	(18,812)	(360,438)
Norfolk Southern Corp.	(10,362)	(829,271)
Omega Healthcare Investors, Inc.	(47,491)	(1,639,389)
PAREXEL International Corp.	(9,622)	(607,341)
PHH Corp.	(30,822)	(453,083)
Plantronics, Inc.	(40,343)	(2,163,192)
Plexus Corp.	(60,739)	(2,102,784)
Polaris Industries, Inc.	(1,657)	(186,147)
PPL Corp.	(48,804)	(1,678,858)
Praxair, Inc.	(110,657)	(12,292,886)
PriceSmart, Inc.	(6,556)	(563,685)
Primoris Services Corp.	(2,647)	(52,728)

	Shares	Value
Reference Entity — Short
United States (continued)
The Procter & Gamble Co.	(7,939)	$(606,381)
Qualys, Inc.	(21,166)	(747,583)
Quanta Services, Inc.	(3,793)	(76,277)
Rayonier, Inc.	(374,504)	(8,482,516)
Republic Services, Inc.	(1,075)	(47,020)
Royal Caribbean Cruises Ltd.	(41,881)	(4,118,996)
RSP Permian, Inc.	(68,799)	(1,886,469)
Sanmina Corp.	(32,084)	(663,176)
Scientific Games Corp.	(166,695)	(1,848,648)
SL Green Realty Corp.	(805)	(95,489)
Sotheby’s	(27,412)	(949,826)
State Street Corp.	(119,362)	(8,235,978)
Stillwater Mining Co.	(117,966)	(1,101,802)
Sun Communities, Inc.	(114,192)	(7,653,148)
SunEdison, Inc.	(22,046)	(160,936)
Synergy Resources Corp.	(21,261)	(237,911)
SYNNEX Corp.	(30,555)	(2,702,284)
Targa Resources Corp.	(4,518)	(258,204)
TEGNA, Inc.	(7,209)	(194,931)
Teleflex, Inc.	(7,375)	(980,875)
Tempur Sealy International, Inc.	(37,945)	(2,953,639)
Torchmark Corp.	(57,698)	(3,347,061)
TreeHouse Foods, Inc.	(2,097)	(179,587)
TriNet Group, Inc.	(33,258)	(631,237)
Twenty-First Century Fox, Inc.	(40,502)	(1,243,006)
Two Harbors Investment Corp.	(339,695)	(2,873,820)
Under Armour, Inc., Class A	(43,726)	(4,157,468)
Universal Corp.	(35,504)	(1,917,571)
Universal Display Corp.	(34,072)	(1,169,010)
US Ecology, Inc.	(66,116)	(2,592,408)
Valmont Industries, Inc.	(16,083)	(1,744,041)
ViaSat, Inc.	(10,467)	(690,403)
Virtus Investment Partners, Inc.	(32,228)	(3,771,965)
Vista Outdoor, Inc.	(8,873)	(396,801)
WABCO Holdings, Inc.	(25,333)	(2,843,123)
The Walt Disney Co.	(17,428)	(1,982,261)
The Wendy’s Co.	(215,297)	(1,972,121)
Westar Energy, Inc.	(58,025)	(2,303,592)
WEX, Inc.	(42,783)	(3,846,620)
Williams-Sonoma, Inc.	(2,859)	(210,851)
WisdomTree Investments, Inc.	(72,563)	(1,395,386)
Wolverine World Wide, Inc.	(176,154)	(3,271,180)
WP Carey, Inc.	(7,742)	(490,611)
WW Grainger, Inc.	(9,529)	(2,001,090)
Zayo Group Holdings, Inc.	(26,278)	(697,155)

		(339,907,441)
Total Reference Entity — Short		(342,202,190)
Net Value of Reference Entity — Bank of America N.A.		49,463,933

6	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of October 31, 2015, expiration date 5/01/17:

	Shares	Value
Reference Entity — Long
Bermuda
Teekay Corp.	4,435	$142,496
Netherlands
AerCap Holdings NV	2,108	87,482
United States
Affiliated Managers Group	2,797	504,518
Air Products & Chemicals	3,442	478,366
Alaska Air Group, Inc.	3,635	277,165
Alphabet, Inc., Class A	163	120,191
Ameriprise Financial, Inc.	4,776	550,956
Analog Devices, Inc.	6,902	414,945
Anthem, Inc.	294	40,907
Apple, Inc.	1,475	176,259
Aptargroup, Inc.	6,432	473,135
AutoZone, Inc.	964	756,168
Babcock & Wilcox Enterprises, Inc.	2,679	45,486
Baxalta, Inc.	4,786	164,922
Blackstone Mortgage Trust, Inc., Class A	11,630	320,054
Broadridge Financial Solutions, Inc.	3,155	187,972
Brunswick Corp.	589	31,691
Cabot Corp.	5,085	182,752
Carlisle Cos., Inc.	2,003	174,258
CBRE Group, Inc., Class A	2,310	86,113
CBS Corp., Class B	9,860	458,684
Citizens Financial Group, Inc.	31,017	753,710
CNA Financial Corp.	4,122	150,697
Colony Capital, Inc., Class A	2,955	60,101
Comcast Corp., Class A	3,041	190,424
Constellation Brands, Inc., Class A	37	4,984
Danaher Corp.	1,880	175,419
Discover Financial Services	698	39,238
Dolby Laboratories, Inc., Class A	7,094	245,946
Dril-Quip, Inc.	1,595	98,185
Dycom Industries, Inc.	1,669	126,991
Dynegy, Inc.	895	17,387
East West Bancorp, Inc.	5,989	241,892
EMCOR Group, Inc.	204	9,846
Equifax, Inc.	3,419	364,359
Erie Indemnity Co., Class A	2,650	231,766
Expedia, Inc.	394	53,699
F5 Networks, Inc.	1,831	201,773
Gilead Sciences, Inc.	1,265	136,781
Global Payments, Inc.	1,027	140,090
GoPro, Inc., Class A	943	23,572
Hartford Financial Services Group, Inc.	2,724	126,009

	Shares	Value
Reference Entity — Long
United States (continued)
HD Supply Holdings, Inc.	12,224	$364,150
Hormel Foods Corp.	7,939	536,276
IntercontinentalExchange Group, Inc.	1,359	343,008
Jack in the Box, Inc.	3,143	234,244
JB Hunt Transport Services, Inc.	1,953	149,147
KAR Auction Services, Inc.	6,379	244,950
Laboratory Corp. of America Holdings	2,450	300,710
Lamar Advertising Co., Class A	1,705	96,210
Lincoln National Corp.	4,763	254,865
Macerich Co.	1,577	133,632
Masco Corp.	10,037	291,070
McKesson Corp.	4,112	735,222
Medivation, Inc.	2,293	96,440
Memorial Resource Development Corp.	2,179	38,543
Mid-America Apartment Communities, Inc.	3,368	286,917
Mohawk Industries, Inc.	890	173,992
Mosaic Co.	2,598	87,783
Nasdaq, Inc.	6,591	381,550
New Residential Investment Corp.	11,174	135,537
NorthStar Realty Finance Corp.	25,605	307,513
OGE Energy Corp.	6,042	172,254
PACCAR, Inc.	8,691	457,578
Palo Alto Networks, Inc.	189	30,426
Pebblebrook Hotel Trust	9,814	335,439
Pilgrim’s Pride Corp.	2,523	47,908
Prudential Financial, Inc.	4,560	376,197
PVH Corp.	281	25,554
Quintiles Transnational Holdings, Inc.	293	18,646
Rackspace Hosting, Inc.	5,798	149,875
Raytheon Co.	3,787	444,590
Regal-Beloit Corp.	5,422	345,866
RLJ Lodging Trust	11,210	281,256
Rollins, Inc.	782	20,970
Royal Gold, Inc.	3,669	175,522
Sabre Corp.	1,081	31,692
Simon Property Group, Inc.	3,646	734,520
Skechers U.S.A., Inc., Class A	2,996	93,472
Skyworks Solutions, Inc.	653	50,434
SPX Corp.	9,933	121,676
Starwood Hotels & Resorts Worldwide, Inc.	2,004	160,056
Swift Transportation Co.	4,122	64,424
Synopsys, Inc.	3,154	157,634
Tanger Factory Outlet Centers, Inc.	3,814	133,296
Target Corp.	1,751	135,139
Team Health Holdings, Inc.	1,507	89,919
Textron, Inc.	1,906	80,373

BLACKROCK FUNDS	OCTOBER 31, 2015	7

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
United States (continued)
Umpqua Holdings Corp.	37,068	$619,032
United States Steel Corp.	2,163	25,261
United Therapeutics Corp.	795	116,568
Valero Energy Corp.	1,240	81,737
Vantiv, Inc., Class A	4,475	224,418
VCA, Inc.	9,384	513,958
Verisign Inc.	1,731	139,515
Visteon Corp.	1,925	209,956
VMware, Inc., Class A	2,329	140,086
Wal-Mart Stores, Inc.	5,191	297,129
Western Digital Corp.	3,082	205,936
WestRock Co.	4,661	250,572
Whiting Petroleum Corp.	1,505	25,928
WP GLIMCHER, Inc.	20,120	233,791
Zoetis, Inc.	4,588	197,327

		22,045,100
Total Reference Entity — Long		22,275,078

Reference Entity — Short
United States
Activision Blizzard, Inc.	(3,469)	(120,582)
AECOM	(3,939)	(116,082)
AGCO Corp.	(5,016)	(242,724)
Agios Pharmaceuticals, Inc.	(1,643)	(119,709)
Alexion Pharmaceuticals, Inc.	(715)	(125,840)
Allegheny Technologies, Inc.	(2,163)	(31,796)
Alliance Data Systems Corp.	(1,296)	(385,314)
Allscripts Healthcare Solutions, Inc.	(4,024)	(56,577)
American Airlines Group, Inc.	(3,241)	(149,799)
Annaly Capital Management, Inc.	(39,198)	(390,020)
ANSYS, Inc.	(339)	(32,310)
Arch Capital Group Ltd.	(2,342)	(175,392)
Aspen Insurance Holdings Ltd	(443)	(21,534)
Ball Corp.	(5,013)	(343,391)
Bank of Hawaii Corp.	(418)	(27,371)
BankUnited, Inc.	(7,593)	(282,308)
Berkshire Hathaway, Inc., Class B	(2,092)	(284,554)
Best Buy Co., Inc.	(786)	(27,534)
Bluebird Bio, Inc.	(1,588)	(122,482)
BorgWarner, Inc.	(1,112)	(47,616)
Buffalo Wild Wings, Inc.	(670)	(103,361)
CalAtlantic Group, Inc.	(2,372)	(90,350)
Campbell Soup Co.	(9,406)	(477,731)
CarMax, Inc.	(45)	(2,655)
Caterpillar, Inc.	(2,123)	(154,958)
Cavium, Inc.	(1,687)	(119,693)
CDK Global Inc.	(436)	(21,708)
Cerner Corp.	(7,024)	(465,621)

	Shares	Value
Reference Entity — Short
United States (continued)
Cheniere Energy, Inc.	(389)	$(19,263)
Chevron Corp.	(3,673)	(333,802)
CONSOL Energy, Inc.	(1,621)	(10,796)
Corrections Corp. of America	(2,303)	(65,636)
Covanta Holding Group	(15,078)	(252,707)
Credit Acceptance Corp.	(978)	(184,930)
DaVita HealthCare Partners, Inc.	(3,325)	(257,721)
Deere & Co.	(936)	(73,008)
Demandware, Inc.	(702)	(39,803)
Diamondback Energy, Inc.	(435)	(32,120)
Diebold, Inc.	(8,220)	(303,071)
Discovery Communications, Inc., Class A	(2,540)	(74,778)
Dollar Tree, Inc.	(6,891)	(451,292)
Donaldson Co., Inc.	(2,864)	(86,493)
Dover Corp.	(208)	(13,401)
Dow Chemical Co.	(3,713)	(191,851)
DST Systems, Inc.	(132)	(16,124)
E.I. du Pont de Nemours & Co.	(9,658)	(612,317)
Eaton Vance Corp.	(5,757)	(207,885)
Energen Corp.	(147)	(8,548)
Entergy Corp.	(157)	(10,701)
First Niagara Financial Group, Inc.	(28,474)	(294,706)
Franklin Resources, Inc.	(13,813)	(563,018)
Gannett Co., Inc.	(2,146)	(33,950)
Genesee & Wyoming, Inc., Class A	(1,535)	(102,999)
GrubHub, Inc.	(6,037)	(144,767)
Hanesbrands, Inc.	(26,711)	(853,149)
Healthcare Realty Trust, Inc.	(1,100)	(28,996)
Henry Schein, Inc.	(935)	(141,849)
Hershey Co.	(1,948)	(172,768)
Howard Hughes Corp.	(368)	(45,477)
Insys Therapeutics, Inc.	(3,122)	(80,423)
Intel Corp.	(5,039)	(170,621)
Iron Mountain, Inc.	(7,267)	(222,661)
j2 Global, Inc.	(1,399)	(108,492)
Janus Capital Group, Inc.	(2,948)	(45,782)
Johnson & Johnson	(3,328)	(336,228)
Kellogg Co.	(667)	(47,037)
Kinder Morgan, Inc.	(4,333)	(118,508)
Kirby Corp.	(683)	(44,593)
L Brands, Inc.	(1,887)	(181,114)
L-3 Communications Holdings, Inc.	(4,827)	(610,133)
Leucadia National Corp.	(3,817)	(76,378)
Linear Technology Corp.	(929)	(41,266)
LinkedIn Corp., Class A	(24)	(5,781)
Lions Gate Entertainment Corp.	(567)	(22,096)
Live Nation Entertainment, Inc.	(1,498)	(40,865)
Loews Corp.	(4,322)	(157,580)
M&T Bank Corp.	(4,507)	(540,164)
Martin Marietta Materials, Inc.	(914)	(141,807)
Medicines Co.	(8,026)	(274,810)

8	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
United States (continued)
Mercury General Corp.	(6,352)	$(343,072)
Mondelez International, Inc., Class A	(2,962)	(136,726)
Motorola Solutions, Inc.	(2,552)	(178,563)
National Oilwell Varco, Inc.	(3,579)	(134,714)
Netflix, Inc.	(224)	(24,277)
NetSuite, Inc.	(2,939)	(250,021)
Neurocrine Biosciences, Inc.	(488)	(23,956)
Norfolk Southern Corp.	(5,013)	(401,190)
Omega Healthcare Investors, Inc.	(15,369)	(530,538)
Oracle Corp.	(1,766)	(68,591)
Oshkosh Corp.	(807)	(33,160)
PAREXEL International Corp.	(1,353)	(85,401)
Patterson Cos., Inc.	(2,278)	(107,977)
Patterson-UTI Energy, Inc.	(2,760)	(41,096)
PPL Corp.	(3,575)	(122,980)
Praxair, Inc.	(1,606)	(178,411)
Procter & Gamble Co.	(3,146)	(240,292)
Puma Biotechnology, Inc.	(468)	(38,573)
Rayonier, Inc.	(17,718)	(401,313)
ResMed, Inc.	(171)	(9,851)
Rockwell Collins, Inc.	(1,022)	(88,628)
Royal Caribbean Cruises Ltd.	(608)	(59,797)
SemGroup Corp., Class A	(2,229)	(101,531)
Silgan Holdings, Inc.	(14,706)	(748,094)
SL Green Realty Corp.	(3,934)	(466,651)
Southern Copper Corp.	(3,922)	(108,875)
Stericycle, Inc.	(1,485)	(180,234)
Sun Communities, Inc.	(9,015)	(604,185)
Superior Energy Services, Inc.	(348)	(4,928)
SYNNEX Corp.	(47)	(4,157)
Teleflex, Inc.	(916)	(121,828)
Tesla Motors, Inc.	(704)	(145,679)
Texas Capital Bancshares, Inc.	(1,237)	(68,282)
Thomson Reuters Corp.	(2,653)	(108,826)
TreeHouse Foods, Inc.	(1,701)	(145,674)
Trimble Navigation Ltd.	(7,281)	(165,643)
Trinity Industries, Inc.	(2,749)	(74,415)
TripAdvisor, Inc.	(1,302)	(109,082)
Twenty-First Century Fox, Inc., Class A	(499)	(15,314)
Ulta Salon Cosmetics & Fragrance, Inc.	(1,209)	(210,318)
Ultragenyx Pharmaceutical, Inc.	(514)	(51,066)
United Natural Foods, Inc.	(1,116)	(56,302)
United Technologies Corp.	(4,948)	(486,933)
Valmont Industries, Inc.	(2,784)	(301,897)
Waste Connections, Inc.	(2,947)	(160,553)
Welltower, Inc.	(5,583)	(362,169)
Westar Energy, Inc.	(489)	(19,413)
White Mountains Insurance Group Ltd.	(312)	(246,480)

	Shares	Value
Reference Entity — Short
United States (continued)
WP Carey, Inc.	(5,287)	$(335,037)
Yelp, Inc.	(788)	(17,533)

		(22,353,503)
Total Reference Entity — Short		(22,353,503)
Net Value of Reference Entity — Bank of America N.A.		(78,425)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank AG as of October 31, 2015, expiration dates 1/04/16 – 9/30/16:

Reference Entity — Long
Australia
Amcor Ltd.	198,411	1,916,413
Aristocrat Leisure Ltd.	497,653	3,284,966
Caltex Australia Ltd.	139,122	3,114,423
CSR Ltd.	1,169,223	2,288,975
Fairfax Media Ltd.	2,801,312	1,873,562
JB Hi-Fi Ltd.	36,549	465,036
Lend Lease Group	21,867	201,121
Macquarie Atlas Roads Group	297,148	858,442
Magellan Financial Group Ltd.	58,569	932,756
Orora Ltd.	42,845	70,842
Qantas Airways Ltd.	715,521	2,015,440
REA Group Ltd.	108,989	3,704,083
Spotless Group Holdings Ltd.	1,000,391	1,527,667
Stockland	2,685,427	7,707,311
Sydney Airport	751,212	3,433,117
Wesfarmers Ltd.	44,556	1,245,977

		34,640,131
Austria
Vienna Insurance Group AG	43,625	1,396,077
Canada
Air Canada	321,350	2,644,330
Barrick Gold Corp.	150,158	1,154,090
Canadian Natural Resources Ltd.	24,595	570,297
Celestica, Inc.	102,920	1,153,875
Cogeco Cable, Inc.	8,131	419,919
Crescent Point Energy Corp.	9,160	124,833
Dollarama, Inc.	54,930	3,710,590
Domtar Corp.	245,278	10,114,247
Enerplus Corp.	7,130	33,643
Gibson Energy, Inc.	21,345	284,524
Goldcorp, Inc.	8,452	108,139
Intact Financial Corp.	3,749	267,757
Kinross Gold Corp.	57,095	114,836

BLACKROCK FUNDS	OCTOBER 31, 2015	9

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
Canada (continued)
Linamar Corp.	102,971	$5,984,067
Lundin Mining Corp.	10,291	34,707
Manulife Financial Corp.	266,615	4,420,475
Metro, Inc.	153,446	4,387,692
Open Text Corp.	49,481	2,293,548
Power Corp. of Canada	62,191	1,397,823
Raging River Exploration, Inc.	162,574	1,031,940
Ritchie Bros Auctioneers, Inc.	142,257	3,692,416
Royal Bank of Canada	7,543	431,317
TELUS Corp.	26,966	899,966
West Fraser Timber Co. Ltd.	1,252	44,303
Yamana Gold, Inc.	56,996	124,662

		45,443,996
China
Yangzijiang Shipbuilding Holdings Ltd.	2,713,400	2,415,325
Denmark
NKT Holding A/S	47,389	2,578,966
Novo Nordisk A/S, Class B	204,255	10,846,650
William Demant Holding A/S	8,615	748,451

		14,174,067
Finland
Huhtamaki OYJ	12,796	451,434
Kesko OYJ, Class B	1,525	48,685
Kone OYJ, Class B	147,525	6,292,014

		6,792,133
France
Compagnie de Saint-Gobain	4,698	196,663
Faurecia	24,543	970,149
Peugeot SA	296,238	5,204,750
Technip SA	786	40,958
TOTAL SA	1	48
UbiSoft Entertainment SA	1,559	46,710

		6,459,278
Germany
Bayer AG, Registered Shares	32,328	4,310,467
E.ON SE	136,204	1,436,837
Evonik Industries AG	169,361	6,149,499
KION Group AG	5,099	229,771
Solarworld AG	10	149
ThyssenKrupp AG	94,741	1,909,022

		14,035,745
Hong Kong
Champion REIT	94,000	49,141

	Shares	Value
Reference Entity — Long
Hong Kong (continued)
CK Hutchison Holdings Ltd.	67,000	$917,464
CLP Holdings Ltd.	382,000	3,320,924
HKT Trust & HKT Ltd.	219,000	262,497
Hutchison Telecommunications Hong Kong Holdings Ltd.	450,000	166,038
Kerry Properties Ltd.	556,000	1,645,842
Sino Land Co. Ltd.	64,000	98,784
Swire Properties Ltd.	79,200	237,731

		6,698,421
Ireland
DCC PLC	8,412	674,328
James Hardie Industries PLC	12,750	165,050

		839,378
Isle of Man
Playtech PLC	71,759	945,453
Italy
Anima Holding SpA	197,740	1,936,125
Banca Popolare di Milano Scarl	943,778	885,561
Hera SpA	33,635	88,265
Recordati SpA	39,215	974,705

		3,884,656
Japan
ABC-Mart, Inc.	15,300	853,390
Adastria Holdings Co. Ltd.	2,600	146,366
Ajinomoto Co., Inc.	63,000	1,403,261
Asahi Kasei Corp.	1,074,000	6,590,740
Astellas Pharma, Inc.	935,500	13,578,284
Brother Industries Ltd.	4,700	60,073
Canon Marketing Japan, Inc.	21,300	323,818
Canon, Inc.	8,500	253,827
Dai-ichi Life Insurance Co. Ltd.	166,900	2,887,251
Daifuku Co. Ltd.	7,000	103,599
Daiichi Sankyo Co. Ltd.	4,500	88,376
Daito Trust Construction Co. Ltd.	21,700	2,348,944
Daiwa House Industry Co. Ltd.	36,800	966,011
Denki Kagaku Kogyo KK	11,000	51,046
DIC Corp.	170,000	460,166
Fast Retailing Co. Ltd.	1,800	657,508
Fuji Electric Co. Ltd.	242,000	1,079,696
Fuji Heavy Industries Ltd.	187,200	7,239,699
FUJIFILM Holdings Corp.	31,900	1,272,451
Fujitsu General Ltd.	187,000	2,348,320
Glory Ltd.	19,400	490,807
Haseko Corp.	522,800	5,315,402
Hazama Ando Corp.	132,600	781,803
Hikari Tsushin, Inc.	2,600	197,857
Hitachi Kokusai Electric, Inc.	4,000	55,228
Hitachi Metals Ltd.	11,600	131,380
Horiba Ltd.	10,700	421,029

10	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
Japan (continued)
Hoya Corp.	166,600	$6,875,043
Ichigo Group Holdings Co Ltd.	106,900	275,759
Iida Group Holdings Co. Ltd.	118,800	2,226,652
Isuzu Motors Ltd.	122,900	1,435,413
Japan Aviation Electronics Industry Ltd.	93,000	1,647,410
Japan Display, Inc.	145,700	457,735
Japan Tobacco, Inc.	284,300	9,840,132
JFE Holdings, Inc.	15,100	237,380
JGC Corp.	9,000	142,847
JTEKT Corp.	10,300	177,539
Kaken Pharmaceutical Co. Ltd.	20,000	1,382,296
Kanamoto Co. Ltd.	17,500	353,621
KDDI Corp.	34,100	825,162
Kikkoman Corp.	20,000	626,427
Kinden Corp.	4,000	51,970
Konica Minolta, Inc.	4,600	47,262
Kumagai Gumi Co. Ltd.	186,000	557,276
Marubeni Corp.	45,700	264,056
Mazda Motor Corp.	8,600	168,812
Minebea Co. Ltd.	36,000	396,497
Mitsubishi Electric Corp.	11,000	114,562
Mitsubishi Gas Chemical Co., Inc.	107,000	596,566
Mitsubishi Materials Corp.	246,000	858,130
Mitsubishi UFJ Lease & Finance Co. Ltd.	41,400	217,298
Murata Manufacturing Co. Ltd.	6,000	854,108
NH Foods Ltd.	8,000	166,868
Nissan Motor Co. Ltd.	605,500	6,276,746
Nisshin Seifun Group, Inc.	4,000	61,138
Nitto Denko Corp.	4,300	275,735
NTN Corp.	29,000	144,122
NTT DoCoMo, Inc.	261,000	5,083,102
Obic Co. Ltd.	9,200	485,548
Oki Electric Industry Co. Ltd.	2,585,000	4,363,065
OSG Corp.	46,300	870,910
Pigeon Corp.	2,400	67,245
Rohto Pharmaceutical Co. Ltd.	78,600	1,296,779
Sapporo Holdings Ltd.	14,000	57,699
Secom Co. Ltd.	1,100	73,376
Seino Holdings Co Ltd.	13,500	160,221
Senshu Ikeda Holdings, Inc.	364,500	1,569,839
SKY Perfect JSAT Holdings, Inc.	34,800	183,171
Skylark Co. Ltd.	118,200	1,537,424
SMC Corp.	300	77,173
Sompo Japan Nipponkoa Holdings, Inc.	126,000	3,956,181
Start Today Co. Ltd.	31,000	1,037,990
Sumitomo Corp.	12,300	134,529
Sumitomo Dainippon Pharma Co. Ltd.	13,000	143,885
Sumitomo Heavy Industries Ltd.	28,000	126,168

	Shares	Value
Reference Entity — Long
Japan (continued)
Sumitomo Mitsui Trust Holdings, Inc.	63,000	$241,828
Sundrug Co. Ltd.	6,100	321,345
Tadano Ltd.	61,000	728,672
Taiyo Yuden Co Ltd.	43,100	606,894
Takata Corp.	53,400	605,236
TDK Corp.	15,700	1,000,034
Teijin Ltd.	64,000	225,923
Tokyo Seimitsu Co. Ltd.	11,600	256,107
Tokyo Steel Manufacturing Co. Ltd.	239,500	1,598,224
TonenGeneral Sekiyu KK	15,000	155,845
Tosoh Corp.	45,000	228,544
Toyota Motor Corp.	29,500	1,807,301
Yakult Honsha Co. Ltd.	3,000	158,825
Yamato Kogyo Co. Ltd.	4,700	125,194
Zeon Corp.	26,000	212,206

		117,157,377
Netherlands
Corbion NV	2,345	57,581
GrandVision NV	15,125	417,968
Koninklijke BAM Groep NV	142,071	782,461
NN Group NV	174,548	5,469,080
Wereldhave NV	40,629	2,532,784
Wolters Kluwer NV	94,682	3,199,995

		12,459,869
New Zealand
Meridian Energy Ltd.	82,426	123,854
Norway
Aker Solutions ASA	175,381	704,427
Norsk Hydro ASA	1,936,677	6,936,753
Orkla ASA	91,906	782,126
Seadrill Ltd.	165,489	1,064,193
Statoil ASA	588,702	9,515,932
Subsea 7 SA	593,655	4,656,208
TGS Nopec Geophysical Co. ASA	8,599	170,500

		23,830,139
Singapore
Ascendas Real Estate Investment Trust	735,800	1,252,720
CapitaLand Commercial Trust Ltd	158,900	159,460
CapitaLand Ltd.	145,800	321,622
Capitaland Mall Trust	1,952,900	2,753,419
ComfortDelGro Corp. Ltd.	146,400	316,752
DBS Group Holdings Ltd.	280,400	3,447,531
Hutchison Port Holdings Trust	69,700	38,604
Jardine Cycle & Carriage Ltd.	6,100	141,232
Keppel Corp. Ltd.	107,200	539,612
Oversea-Chinese Banking Corp. Ltd.	319,600	2,054,342

BLACKROCK FUNDS	OCTOBER 31, 2015	11

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
Japan (continued)
Singapore Airlines Ltd.	477,200	$3,671,214
Singapore Technologies Engineering Ltd.	95,600	225,327
Singapore Telecommunications Ltd.	4,305,000	12,231,590
Venture Corp. Ltd.	104,400	615,251

		27,768,676
Spain
Aena SA	14,910	1,664,042
Almirall SA	26,511	510,292
Banco Popular Espanol SA	153,139	582,249
Bankinter SA	18,875	136,507
CaixaBank SA	206,934	792,589
Ebro Foods SA	81,827	1,549,854
Ferrovial SA	38,592	973,577
Industria de Diseno Textil SA	521,287	19,519,256
Mediaset Espana Comunicacion SA	836,474	10,149,377

		35,877,743
Sweden
Assa Abloy AB	3,428	68,194
Axfood AB	3,664	66,121
BillerudKorsnas AB	85,037	1,538,943
Boliden AB	180,103	3,448,318
Castellum AB	38,983	583,478
Fabege AB	34,073	541,311
Hexpol AB	141,439	1,373,892
Intrum Justitia AB	81,209	2,913,554
Investment AB Kinnevik, Class B	1,891	60,262
Peab AB	192,283	1,469,897
Securitas AB, Class B	6,290	82,120
Skanska AB, Class B	386,967	7,550,879
Svenska Cellulosa AB, B Shares	17,313	509,936
TeliaSonera AB	273,723	1,398,593

		21,605,498
Switzerland
Galenica AG	339	496,600
Givaudan SA, Registered Shares	319	570,436
Glencore PLC	770,434	1,330,117
Kuehne & Nagel International AG, Registered Shares	1,740	241,090
Lonza Group AG, Registered Shares	7,217	1,059,309
Wolseley PLC	40,630	2,385,439

		6,082,991
United Kingdom
ARM Holdings PLC	13,400	211,032
Berkeley Group Holdings PLC	1,926	98,300
Close Brothers Group PLC	4,702	105,947

	Shares	Value
Reference Entity — Long
United Kingdom (continued)
Dixons Carphone PLC	39,730	$282,046
Domino’s Pizza Group PLC	95,994	1,613,243
Home Retail Group PLC	381,331	659,105
Indivior PLC	214,716	678,402
ITV PLC	3,078,801	11,952,793
Moneysupermarket.com Group PLC	73,764	379,625
National Grid PLC	189,096	2,693,649
Persimmon PLC	56,120	1,721,060
Qinetiq Group PLC	262,582	904,667
Rio Tinto PLC	32,434	1,182,064

		22,481,933
Total Reference Entity — Long		405,112,740

Total Reference Entity — Short
Australia
AGL Energy Ltd.	(115,862)	(1,373,967)
Aurizon Holdings Ltd.	(174,678)	(640,459)
AusNet Services	(77,389)	(79,373)
Bank of Queensland Ltd.	(280,651)	(2,601,802)
BlueScope Steel Ltd.	(193,007)	(608,275)
Boral Ltd.	(113,711)	(434,969)
Brambles Ltd.	(103,731)	(763,873)
Challenger Ltd.	(262,260)	(1,529,298)
Coca-Cola Amatil Ltd.	(79,508)	(514,515)
Computershare Ltd.	(280,426)	(2,149,310)
Crown Resorts Ltd.	(12,928)	(104,775)
Downer EDI Ltd.	(586,825)	(1,474,636)
IOOF Holdings Ltd.	(97,728)	(646,736)
Orica Ltd.	(219,491)	(2,567,689)
Primary Health Care Ltd.	(73,353)	(192,717)
Tatts Group Ltd.	(40,273)	(113,076)
Westfield Corp.	(205,957)	(1,494,243)

		(17,289,713)
Austria
Erste Group Bank AG	(36,519)	(1,070,876)
OMV AG	(3,265)	(86,940)

		(1,157,816)
Belgium
Anheuser-Busch InBev NV	(131)	(15,631)
Colruyt SA	(11,171)	(552,553)
Euronav NV	(154,553)	(2,284,977)
Fagron	(16,949)	(415,844)
KBC Groep NV	(9,440)	(573,968)
Umicore SA	(96,865)	(4,112,699)

		(7,955,672)

12	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
Canada
Agnico Eagle Mines Ltd.	(4)	$(113)
BlackBerry Ltd.	(370,143)	(2,697,662)
Canadian Real Estate Investment Trust	(12,341)	(401,960)
Cineplex, Inc.	(38,552)	(1,485,649)
Element Financial Corp.	(33,799)	(437,092)
Empire Co. Ltd.	(32,016)	(670,632)
First Capital Realty, Inc.	(16,023)	(237,355)
First Quantum Minerals Ltd.	(30,749)	(164,139)
Franco-Nevada Corp.	(13,354)	(677,300)
Great-West Lifeco, Inc.	(6,446)	(170,861)
Manitoba Telecom Services, Inc.	(60,680)	(1,333,234)
Saputo, Inc.	(36,677)	(874,571)
Stantec, Inc.	(51,156)	(1,283,986)
Veresen, Inc.	(32,170)	(279,974)

		(10,714,528)
Denmark
Coloplast A/S	(23,276)	(1,669,453)
H Lundbeck A/S	(137,537)	(4,040,398)

		(5,709,851)
France
Accor SA	(32,656)	(1,621,680)
Air Liquide SA	(15,753)	(2,037,917)
AXA SA	(32,352)	(863,414)
Bollore SA	(70,543)	(348,724)
Carrefour SA	(183,437)	(5,977,473)
Casino Guichard Perrachon SA	(86,255)	(4,955,759)
Credit Agricole SA	(157,709)	(1,991,941)
Edenred	(514,455)	(9,445,848)
Eiffage SA	(798)	(49,716)
ICADE	(14,731)	(1,088,585)
JCDecaux SA	(56,342)	(2,288,498)
Kering	(31,947)	(5,908,419)
L’Oreal SA	(9,852)	(1,796,065)
Legrand SA	(12,935)	(708,890)
Natixis	(77,367)	(473,601)
Orpea	(10,720)	(859,992)
Schneider Electric SA	(92,394)	(5,572,757)
Societe Television Francaise 1	(85,480)	(1,098,131)
Zodiac Aerospace	(263,426)	(6,645,376)

		(53,732,786)
Germany
Axel Springer SE	(72,619)	(4,081,168)
Bayerische Motoren Werke AG	(68,914)	(7,058,748)
Commerzbank AG	(4,193)	(46,113)
Deutsche Annington Immobilien SE	(74,200)	(2,473,378)
Deutsche Euroshop AG	(90,895)	(4,382,474)
Fielmann AG	(642)	(44,946)

	Shares	Value
Reference Entity — Short
Germany (continued)
Fraport AG Frankfurt Airport Services Worldwide	(41,741)	$(2,646,491)
Fresenius Medical Care AG & Co. KGaA	(55,569)	(5,001,627)
Fresenius SE & Co. KGaA	(24,950)	(1,833,386)
Henkel AG & Co. KGaA	(922)	(99,994)
Leoni AG	(8,635)	(352,727)
RHOEN-KLINIKUM AG	(13,572)	(404,862)
Stroeer SE	(11,995)	(756,827)
TAG Immobilien AG	(262,417)	(3,396,710)
Telefonica Deutschland Holding AG	(39,435)	(253,869)
United Internet AG	(61,357)	(3,185,832)
Volkswagen AG	(3,461)	(415,441)

		(36,434,593)
Hong Kong
ASM Pacific Technology Ltd.	(905,500)	(6,429,637)
Chow Tai Fook Jewellery Group Ltd.	(2,606,400)	(2,222,963)
Esprit Holdings Ltd.	(2,542,806)	(2,856,765)
Hang Lung Properties Ltd.	(36,000)	(88,085)
Jardine Matheson Holdings Ltd.	(3,500)	(190,317)
Johnson Electric Holdings Ltd.	(62,500)	(228,750)
Melco International Development Ltd.	(266,000)	(411,755)
VTech Holdings Ltd.	(4,100)	(49,726)
WH Group Ltd.	(51,500)	(28,400)

		(12,506,398)
Ireland
CRH PLC	(56,080)	(1,534,955)
Greencore Group PLC	(137,735)	(640,425)
Kerry Group PLC	(61,297)	(4,971,470)

		(7,146,850)
Italy
Banca Carige SpA	(45,322)	(82,611)
Mediolanum SpA	(235,948)	(1,922,276)
Mediolanum SpA	(176,384)	(12)

		(2,004,899)
Japan
Acom Co. Ltd.	(17,100)	(93,619)
Advantest Corp.	(302,900)	(2,416,257)
Aeon Co. Ltd.	(519,100)	(7,691,115)
AEON Financial Service Co. Ltd.	(5,400)	(134,922)
Aiful Corp.	(94,900)	(375,972)
Aozora Bank Ltd.	(70,000)	(255,854)
Asahi Glass Co. Ltd.	(534,000)	(3,057,412)
Asics Corp.	(94,300)	(2,604,631)
The Chugoku Electric Power Co., Inc.	(27,400)	(414,055)
Coca-Cola East Japan Co. Ltd.	(192,500)	(2,705,465)

BLACKROCK FUNDS	OCTOBER 31, 2015	13

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
Japan (continued)
Cosmos Pharmaceutical Corp.	(400)	$(49,790)
Daihatsu Motor Co. Ltd.	(118,800)	(1,455,264)
Dena Co. Ltd.	(124,900)	(2,003,931)
Dentsu, Inc.	(76,300)	(4,289,444)
Ebara Corp.	(507,000)	(2,196,596)
Fuji Media Holdings, Inc.	(5,000)	(59,479)
Fuji Oil Holdings, Inc.	(17,000)	(239,717)
Fujitsu Ltd.	(352,000)	(1,663,769)
GS Yuasa Corp.	(19,000)	(72,233)
Hakuhodo DY Holdings, Inc.	(29,300)	(307,850)
Hamamatsu Photonics KK	(35,600)	(906,227)
Heiwa Corp.	(83,200)	(1,535,855)
Hirose Electric Co. Ltd.	(1,800)	(217,865)
HIS Co. Ltd.	(25,600)	(860,575)
Hokuriku Electric Power Co.	(6,700)	(99,936)
The Japan Steel Works Ltd.	(270,000)	(1,004,857)
JX Holdings, Inc.	(227,900)	(894,886)
Kaneka Corp.	(58,000)	(514,300)
The Kansai Electric Power Co., Inc.	(197,000)	(2,524,106)
Keyence Corp.	(8,100)	(4,216,928)
Komatsu Ltd.	(51,200)	(841,599)
Kose Corp.	(9,500)	(927,766)
Kyocera Corp.	(2,500)	(113,087)
Kyoritsu Maintenance Co. Ltd.	(800)	(54,886)
Makita Corp.	(46,800)	(2,564,305)
Marui Group Co. Ltd.	(8,900)	(114,959)
Maruichi Steel Tube Ltd.	(73,900)	(1,892,451)
Matsui Securities Co. Ltd.	(110,900)	(978,028)
MEIJI Holdings Co. Ltd.	(2,100)	(165,479)
Mitsubishi Corp.	(218,600)	(3,974,275)
Mitsubishi Logistics Corp.	(119,000)	(1,707,876)
Mitsubishi Motors Corp.	(16,900)	(149,689)
Mitsui Chemicals, Inc.	(37,000)	(139,903)
MonotaRO Co. Ltd.	(4,000)	(103,014)
Morinaga & Co. Ltd.	(43,000)	(218,970)
Nankai Electric Railway Co. Ltd.	(151,000)	(772,251)
NEC Corp.	(222,000)	(684,866)
Nidec Corp.	(11,500)	(866,594)
Nihon Kohden Corp.	(58,900)	(1,146,651)
Nippon Electric Glass Co. Ltd.	(741,000)	(3,625,985)
Nippon Paint Co. Ltd.	(193,400)	(4,084,996)
Nippon Shinyaku Co. Ltd.	(33,000)	(1,290,247)
Nitori Holdings Co. Ltd.	(1,600)	(124,766)
Nomura Holdings, Inc.	(191,400)	(1,203,972)
Nomura Real Estate Holdings, Inc.	(2,800)	(59,833)
NTT Urban Development Corp.	(52,400)	(519,234)
Oji Holdings Corp.	(13,000)	(67,327)
Onward Holdings Co. Ltd.	(300,000)	(1,884,185)
Orient Corp.	(56,800)	(113,563)
Origin Energy LTD	(8,180)	(10,791)
Otsuka Corp.	(17,100)	(826,610)
Ricoh Co. Ltd.	(277,000)	(2,985,477)

	Shares	Value
Reference Entity — Short
Japan (continued)
Rinnai Corp.	(1,000)	$(79,276)
SCREEN Holdings Co. Ltd.	(149,000)	(880,342)
Sega Sammy Holdings, Inc.	(21,800)	(229,572)
Seven & i Holdings Co. Ltd.	(15,000)	(681,372)
Shimamura Co. Ltd.	(10,900)	(1,224,192)
Shinsei Bank Ltd.	(574,000)	(1,203,548)
Shiseido Co. Ltd.	(6,200)	(147,275)
Sohgo Security Services Co. Ltd.	(13,600)	(656,108)
Sony Corp.	(29,800)	(847,077)
Suzuki Motor Corp.	(70,600)	(2,311,688)
Taiheiyo Cement Corp.	(155,000)	(510,992)
Taisho Pharmaceutical Holdings Co. Ltd.	(33,600)	(2,096,466)
Tokai Tokyo Financial Holdings, Inc.	(74,000)	(450,217)
Tokyo Broadcasting System Holdings, Inc.	(60,000)	(891,429)
Toyo Seikan Group Holdings Ltd.	(232,700)	(4,496,527)
Toyo Tire & Rubber Co. Ltd.	(82,900)	(1,744,443)
Tsumura & Co.	(7,700)	(185,540)
Unicharm Corp.	(18,700)	(399,362)
UNY Group Holdings Co. Ltd.	(829,500)	(4,586,015)
Yamazaki Baking Co. Ltd.	(7,000)	(134,810)

		(102,832,796)
Luxembourg
SES SA	(192,127)	(5,668,775)
Macau
MGM China Holdings Ltd.	(31,600)	(46,091)
Wynn Macau Ltd.	(296,000)	(406,359)

		(452,450)
Mexico
Fresnillo PLC	(52,116)	(584,552)
Netherlands
Altice NV	(29,931)	(518,390)
Gemalto NV	(30,836)	(1,930,623)
SBM Offshore NV	(442,574)	(6,046,569)
TomTom NV	(260,541)	(2,825,439)

		(11,321,021)
Portugal
EDP — Energias de Portugal SA	(1,262,882)	(4,666,952)
Jeronimo Martins SGPS SA	(8,286)	(116,308)
Sonae SGPS SA	(1,816,143)	(2,169,921)

		(6,953,181)
Singapore
Golden Agri-Resources Ltd.	(1,107,600)	(307,384)
Sembcorp Industries Ltd.	(354,900)	(904,340)

14	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
Singapore (continued)
UOL Group Ltd.	(233,500)	$(1,089,688)

		(2,301,412)
Spain
Banco Santander SA	(366,288)	(2,046,157)
Banco Santander SA	(366,288)	(20,140)
Distribuidora Internacional de Alimentacion SA	(166,851)	(1,060,103)
Gas Natural SDG SA	(15,995)	(346,001)
Indra Sistemas SA	(61,866)	(661,868)

		(4,134,269)
Sweden
Alfa Laval AB	(45,515)	(798,507)
Electrolux AB	(90,655)	(2,667,103)
Getinge AB, -B Shares	(116,231)	(2,904,804)
Sandvik AB	(603,605)	(5,629,650)
Skandinaviska Enskilda Banken AB	(56,551)	(593,835)

		(12,593,899)
Switzerland
UBS Group AG	(8,034)	(160,769)
United Kingdom
Associated British Foods PLC	(61,193)	(3,251,543)
Cable & Wireless Communications PLC	(2,114,803)	(2,394,465)
Capita PLC	(38,655)	(758,252)
Centrica PLC	(944,367)	(3,285,996)
Cobham PLC	(821,575)	(3,507,782)
Daily Mail & General Trust PLC	(221,945)	(2,556,972)
Electrocomponents PLC	(612,908)	(1,934,968)
Evraz PLC	(424,966)	(553,466)
Hargreaves Lansdown PLC	(48,278)	(1,072,920)
Ladbrokes PLC	(1,228,191)	(1,996,268)
Lancashire Holdings Ltd.	(42,833)	(469,222)
Merlin Entertainments PLC	(299,545)	(1,911,371)
Micro Focus International PLC	(114,709)	(2,217,238)
Old Mutual PLC	(30,926)	(101,079)
Pearson PLC	(64,224)	(852,624)
Pennon Group PLC	(10,993)	(137,169)
Randgold Resources Ltd.	(1,244)	(83,431)
Rolls Royce Holdings PLC	(97,167,894)	(149,794)
Rolls Royce Holdings PLC	(97,109,739)	(149,704)
Rolls-Royce Holdings PLC	(1,047,570)	(11,077,539)
Rotork PLC	(18,722)	(54,084)
Serco Group PLC	(837,243)	(1,207,858)
St. James’s Place PLC	(153,459)	(2,274,335)
Standard Chartered PLC	(52,114)	(578,499)

	Shares	Value
Reference Entity — Short
United Kingdom (continued)
Tesco PLC	(5,849,733)	$(16,497,986)
Travis Perkins PLC	(24,265)	(715,191)

		(59,789,756)
Total Reference Entity — Short		(361,445,986)
Net Value of Reference Entity — Deutsche Bank AG		43,666,754

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2015, expiration dates 11/03/15 – 5/04/17:

Reference Entity — Long
Bermuda
Teekay Corp.	8,429	270,824
Ireland
Ingersoll-Rand PLC	7,500	444,450
King Digital Entertainment PLC	144,125	2,156,110

		2,600,560
Israel
Check Point Software Technologies Ltd.	105,621	8,971,448
Norway
Nordic American Tankers Ltd.	3,548	54,213
United Kingdom
Ensco PLC, Class A	9,533	158,534
United States
Aaron’s, Inc.	47,025	1,160,107
Aetna, Inc.	49,176	5,644,421
Affiliated Managers Group, Inc.	5,571	1,004,228
Air Lease Corp.	1,561	52,621
Alaska Air Group, Inc.	13,792	1,051,640
Ally Financial, Inc.	831,475	16,562,982
Altria Group, Inc.	52,625	3,182,234
American Water Works Co., Inc.	24,769	1,420,750
Ameriprise Financial, Inc.	120,509	13,901,918
AmerisourceBergen Corp.	109,288	10,547,385
AMN Healthcare Services, Inc.	105,607	2,996,071
Analog Devices, Inc.	74,857	4,500,403
Apache Corp.	13,985	659,113
Apple, Inc.	134,255	16,043,473
Applied Materials, Inc.	188,852	3,167,048
Aptargroup, Inc.	58,991	4,339,378
Aqua America, Inc.	7,400	211,640
ArcBest Corp.	84,216	2,181,194
Autodesk, Inc.	16,414	905,889

BLACKROCK FUNDS	OCTOBER 31, 2015	15

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
United States (continued)
Axalta Coating Systems Ltd.	39,154	$1,081,825
B/E Aerospace, Inc.	18,279	858,199
Babcock & Wilcox Enterprises, Inc.	56,638	961,713
Blackstone Mortgage Trust, Inc., Class A	33,895	932,790
Boise Cascade Co.	13,483	403,546
Broadridge Financial Solutions, Inc.	1,852	110,342
Burlington Stores, Inc.	1,458	70,101
Cabot Corp.	57,144	2,053,755
Cabot Oil & Gas Corp.	36,681	796,345
Cal-Maine Foods, Inc.	51,488	2,752,548
Calpine Corp.	7,239	112,277
Cardinal Health, Inc.	13,356	1,097,863
Carter’s, Inc.	6,997	635,887
CBL & Associates Properties, Inc.	27,112	395,293
CBRE Group, Inc., Class A	66,007	2,460,741
CDW Corp.	2,860	127,813
CenterPoint Energy, Inc.	371,631	6,893,755
Chemours Co.	263,090	1,823,214
Cincinnati Financial Corp.	3,734	224,899
Cobalt International Energy, Inc.	7,551	57,916
Comcast Corp., Class A	86,760	5,432,911
Comfort Systems USA, Inc.	11,483	366,652
Communications Sales & Leasing, Inc.	5,532	111,138
Crimson Wine Group Ltd.	1	9
Crown Castle International Corp.	171,197	14,630,496
Cypress Semiconductor Corp.	34,553	364,189
Danaher Corp.	2,407	224,597
Deckers Outdoor Corp.	1,266	70,466
Devon Energy Corp.	216,611	9,082,499
Dick’s Sporting Goods, Inc.	102,398	4,561,831
DigitalGlobe, Inc.	7,971	119,007
Dr Pepper Snapple Group, Inc.	13,889	1,241,260
DSW, Inc., Class A	72,836	1,816,530
East West Bancorp, Inc.	1,097	44,308
Energizer Holdings, Inc.	29,519	1,264,299
EQT Corp.	5,985	395,429
Equifax, Inc.	3,284	349,976
EverBank Financial Corp.	116,848	2,016,796
Expeditors International of Washington, Inc.	1,751	87,182
Extended Stay America, Inc.	7,652	146,918
F5 Networks, Inc.	26,318	2,900,244
FedEx Corp.	133,037	20,760,424
First Solar, Inc.	15,159	865,124
Fitbit, Inc., Series A	62,531	2,535,007
FLIR Systems, Inc.	30,746	819,996
FMC Technologies, Inc.	18,789	635,632
Fortune Brands Home & Security, Inc.	35,423	1,853,686

	Shares	Value
Reference Entity — Long
United States (continued)
General Dynamics Corp.	109,360	$16,248,709
Global Payments, Inc.	5,957	812,594
Globe Specialty Metals, Inc.	17,227	217,405
GoPro, Inc., Class A	36,556	913,900
Gramercy Property Trust, Inc.	8,302	188,289
Greenhill & Co., Inc.	12,536	323,680
Groupon, Inc.	55,694	206,625
Gulfport Energy Corp.	2,740	83,488
Harris Corp.	36,145	2,860,154
Hartford Financial Services Group, Inc.	183,102	8,470,299
HD Supply Holdings, Inc.	5,362	159,734
HEICO Corp.	9,618	485,132
Hess Corp.	3,350	188,304
HollyFrontier Corp.	13,456	658,940
Hormel Foods Corp.	14,927	1,008,319
Host Hotels & Resorts, Inc.	355,330	6,157,869
Hubbell, Inc., Class B	5,003	484,541
Huntington Ingalls Industries, Inc.	781	93,673
Huntsman Corp.	19,320	254,444
ICU Medical, Inc.	16,891	1,857,503
INC Research Holdings, Inc., Class A	22,710	947,234
InfraREIT, Inc.	22,525	537,897
IntercontinentalExchange Group, Inc.	69,622	17,572,593
Interpublic Group of Cos., Inc.	50,723	1,163,078
Intuit, Inc.	5,192	505,857
Invesco Ltd.	159,185	5,280,166
ITC Holdings Corp.	13,449	440,051
Jack in the Box, Inc.	2,681	199,815
Jazz Pharmaceuticals PLC	976	133,985
JB Hunt Transport Services, Inc.	19,684	1,503,267
Johnson Controls, Inc.	206,835	9,344,805
Jones Lang LaSalle, Inc.	1,419	236,562
Journal Media Group, Inc.	10	122
Juniper Networks, Inc.	1,435	45,045
KAR Auction Services, Inc.	39,227	1,506,317
Keysight Technologies, Inc.	201,768	6,674,485
Knoll, Inc.	23,697	550,718
Laboratory Corp. of America Holdings	1,656	203,257
Lam Research Corp.	15,289	1,170,985
Lancaster Colony Corp.	9,377	1,066,352
Lear Corp.	7,236	904,934
Level 3 Communications, Inc.	55,060	2,805,307
Liberty TripAdvisor Holdings, Inc., Series A	161,547	5,038,651
Liberty Ventures, Series A	60,292	2,626,922
Lincoln National Corp.	22,840	1,222,168
LogMeIn, Inc.	87,948	5,924,177
Lowe’s Cos., Inc.	218,213	16,110,666

16	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
United States (continued)
Macerich Co.	1,181	$100,078
Mallinckrodt PLC	8,640	567,389
Manhattan Associates, Inc.	847	61,704
Marathon Petroleum Corp.	146,150	7,570,570
Masco Corp.	177,114	5,136,306
Masimo Corp.	17,074	677,496
McKesson Corp.	106,812	19,097,986
Mead Johnson Nutrition Co.	30,868	2,531,176
Michael Kors Holdings Ltd.	95,498	3,690,043
Microsemi Corp.	1,505	54,195
Mid-America Apartment Communities, Inc.	10,385	884,698
Mohawk Industries, Inc.	7,704	1,506,132
Monsanto Co.	16,353	1,524,427
Mosaic Co.	88,413	2,987,475
Murphy Oil Corp.	102,809	2,922,860
Nasdaq, Inc.	947	54,822
Nationstar Mortgage Holdings, Inc.	87,061	1,155,299
NCR Corp.	41,933	1,115,418
NextEra Energy, Inc.	50,415	5,175,604
NIKE, Inc., Class B	47,389	6,209,381
Northwest Bancshares, Inc.	26,872	361,697
NRG Energy, Inc.	6,010	77,469
OGE Energy Corp.	9,248	263,660
Oil States International, Inc.	10,495	314,955
PACCAR, Inc.	62,680	3,300,102
PayPal Holdings, Inc.	129,968	4,680,148
Pebblebrook Hotel Trust	22,963	784,875
Penske Automotive Group, Inc.	4,726	230,818
Pilgrim’s Pride Corp.	471,931	8,961,970
PPG Industries, Inc.	66,698	6,953,933
Progress Software Corp.	86,719	2,105,537
Prudential Financial, Inc.	148,806	12,276,495
Rackspace Hosting, Inc.	13,469	348,174
Raytheon Co.	2,911	341,751
Realogy Holdings Corp.	73,467	2,872,560
Regal-Beloit Corp.	9,944	634,328
Reliance Steel & Aluminum Co.	13,045	782,178
RLJ Lodging Trust	83,430	2,093,259
Robert Half International, Inc.	6,997	368,462
Rogers Corp.	10,651	495,485
Sabre Corp.	5,649	165,629
SBA Communications Corp., Class A	2,038	242,563
Schlumberger Ltd.	141,867	11,088,325
Scotts Miracle-Gro Co., Class A	30,827	2,039,514
Scripps Networks Interactive, Inc., Class A	135,117	8,117,829
Shake Shack, Inc., Class A	16,233	739,738
Simon Property Group, Inc.	68,738	13,847,957
Skyworks Solutions, Inc.	25,360	1,958,806
Snap-on, Inc.	8,739	1,449,713

	Shares	Value
Reference Entity — Long
United States (continued)
Southwest Airlines Co.	134,512	$6,226,560
SPX FLOW, Inc.	3,210	108,819
Stanley Black & Decker, Inc.	217,839	23,086,577
Supervalu, Inc.	47,744	313,678
Swift Transportation Co.	74,955	1,171,547
Synopsys, Inc.	2,954	147,641
Talen Energy Corp.	278,785	2,419,854
Tanger Factory Outlet Centers, Inc.	7,001	244,685
Target Corp.	11,954	922,610
Team Health Holdings, Inc.	3,913	233,489
Telephone & Data Systems, Inc.	89,289	2,557,237
Tenet Healthcare Corp.	9,396	294,753
TerraForm Power, Inc., Class A	21,985	401,226
Tesoro Corp.	35,894	3,838,145
Tessera Technologies, Inc.	197,555	6,908,498
Time Warner, Inc.	136,630	10,293,704
TiVo, Inc.	198,797	1,805,077
TopBuild Corp.	110,949	3,120,995
Tractor Supply Co.	24,109	2,227,431
Travelers Cos., Inc.	41,606	4,696,901
TRI Pointe Homes, Inc.	365,103	4,739,037
Triumph Group, Inc.	7,111	331,230
Umpqua Holdings Corp.	81,082	1,354,069
UnitedHealth Group, Inc.	11,374	1,339,630
Vail Resorts, Inc.	5,696	650,312
Valero Energy Corp.	146,453	9,654,182
VCA, Inc.	85,729	4,695,377
Viacom, Inc., Class B	129,243	6,372,972
Virgin America, Inc.	28,281	1,007,086
VMware, Inc., Class A	10,306	619,906
Wal-Mart Stores, Inc.	2,882	164,966
Watsco, Inc.	20,350	2,503,661
Weingarten Realty Investors	21,457	767,302
Western Digital Corp.	111,555	7,454,105
WestRock Co.	186,574	10,030,218
Wintrust Financial Corp.	11,842	597,903
WP GLIMCHER, Inc.	169,969	1,975,040
Zoetis, Inc.	112,349	4,832,131
Zynga, Inc., Class A	21,957	52,038

		592,550,522
Total Reference Entity — Long		604,606,101

Reference Entity — Short
Bermuda
Helen of Troy Ltd.	(2,871)	(284,832)
Canada
Lululemon Athletica, Inc.	(17,522)	(861,557)

BLACKROCK FUNDS	OCTOBER 31, 2015	17

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
Ireland
Avolon Holdings Ltd.	(71,183)	$(2,171,793)
ICON PLC	(96,310)	(6,151,320)

		(8,323,113)
Netherlands
Core Laboratories NV	(6,394)	(743,814)
Sensata Technologies Holding NV	(7,307)	(351,394)

		(1,095,208)
Sweden
Autoliv, Inc.	(37,573)	(4,555,350)
Switzerland
Garmin Ltd.	(51,884)	(1,840,325)
Weatherford International PLC	(131,774)	(1,349,366)

		(3,189,691)
United Kingdom
Delphi Automotive PLC	(3,160)	(262,880)
Pentair PLC	(59,782)	(3,343,010)

		(3,605,890)
United States
ABIOMED, Inc.	(2,655)	(195,567)
Advanced Drainage Systems, Inc.	(94,723)	(2,976,197)
The Advisory Board Co.	(4,041)	(177,117)
AES Corp.	(37,470)	(410,296)
AGCO Corp.	(21,104)	(1,021,223)
Akamai Technologies, Inc.	(25,761)	(1,566,784)
Alcoa, Inc.	(53,200)	(475,076)
Alere, Inc.	(1,673)	(77,159)
Allegheny Technologies, Inc.	(99,012)	(1,455,476)
Allegiant Travel Co.	(11,053)	(2,182,415)
ALLETE, Inc.	(27,406)	(1,376,055)
Alliance Data Systems Corp.	(11,487)	(3,415,200)
Amedisys, Inc.	(6,990)	(276,664)
American Airlines Group, Inc.	(17,339)	(801,409)
American International Group, Inc.	(8,208)	(517,596)
Anixter International, Inc.	(18,161)	(1,245,481)
Annaly Capital Management, Inc.	(1,050,581)	(10,453,281)
ANSYS, Inc.	(47,987)	(4,573,641)
Arch Capital Group Ltd.	(1,145)	(85,749)
Astoria Financial Corp.	(5,666)	(90,429)
Atwood Oceanics, Inc.	(203,483)	(3,367,644)
Avon Products, Inc.	(177,409)	(714,958)
B&G Foods, Inc.	(22,011)	(798,779)
Ball Corp.	(4,574)	(313,319)
Bank of Hawaii Corp.	(11,475)	(751,383)
BankUnited, Inc.	(64,697)	(2,405,434)
BorgWarner, Inc.	(19,105)	(818,076)
The Brink’s Co.	(72,220)	(2,237,376)
Buffalo Wild Wings, Inc.	(18,067)	(2,787,196)

	Shares	Value
Reference Entity — Short
United States (continued)
Cabela’s, Inc.	(43,877)	$(1,718,662)
Cable One, Inc.	(420)	(182,045)
Caesars Entertainment Corp.	(100,670)	(810,393)
CalAtlantic Group, Inc.	(1,525)	(58,087)
Campbell Soup Co.	(125,318)	(6,364,901)
CarMax, Inc.	(2,626)	(154,960)
Catalent, Inc.	(33,701)	(895,773)
Caterpillar, Inc.	(150,345)	(10,973,682)
Cavium, Inc.	(57,132)	(4,053,515)
CDK Global, Inc.	(6,499)	(323,585)
Cerner Corp.	(13,650)	(904,859)
Charter Communications, Inc.	(14,513)	(2,771,112)
Cheniere Energy, Inc.	(112,215)	(5,556,887)
Chevron Corp.	(271,525)	(24,676,192)
Chipotle Mexican Grill, Inc.	(375)	(240,086)
CLARCOR, Inc.	(35,074)	(1,748,790)
Clean Harbors, Inc.	(80,514)	(3,743,096)
Coach, Inc.	(131,364)	(4,098,557)
comScore, Inc.	(81,289)	(3,477,543)
ConAgra Foods, Inc.	(205,658)	(8,339,432)
Conn’s, Inc.	(62,212)	(1,180,162)
CONSOL Energy, Inc.	(139,188)	(926,992)
The Cooper Cos., Inc.	(4,036)	(614,925)
Coty, Inc., Class A	(5,693)	(164,812)
Covanta Holding Corp.	(213,152)	(3,572,428)
Credit Acceptance Corp.	(13,916)	(2,631,376)
Crocs, Inc.	(285,478)	(3,083,162)
Deere & Co.	(285,098)	(22,237,644)
Demandware, Inc.	(43,849)	(2,486,238)
DeVry, Inc.	(71,135)	(1,675,941)
Diamondback Energy, Inc.	(34,059)	(2,514,917)
Diebold, Inc.	(156,163)	(5,757,730)
Dillard’s, Inc., Class A Class A	(29,648)	(2,652,903)
DISH Network Corp.	(63,471)	(3,996,769)
Dollar Tree, Inc.	(112,622)	(7,375,615)
Donaldson Co., Inc.	(56,488)	(1,705,938)
EI du Pont de Nemours & Co.	(170,593)	(10,815,596)
The EW Scripps Co.	(82,721)	(1,824,825)
Facebook, Inc.	(11,813)	(1,204,572)
FEI Co.	(33,885)	(2,446,158)
First Niagara Financial Group, Inc.	(219,230)	(2,269,031)
Five Below, Inc.	(1,460)	(50,136)
FleetCor Technologies, Inc.	(142,142)	(20,590,690)
Flotek Industries, Inc.	(14,599)	(264,242)
Forward Air Corp.	(50,080)	(2,271,629)
Franklin Electric Co., Inc.	(33,607)	(1,107,687)
Freeport-McMoRan, Inc.	(708,707)	(8,341,481)
Generac Holdings, Inc.	(118,152)	(3,728,877)
General Electric Co.	(276,050)	(7,983,366)
GrubHub, Inc.	(43,282)	(1,037,902)
Guess?, Inc.	(341,540)	(7,189,417)
Hanesbrands, Inc.	(152,168)	(4,860,246)

18	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
United States (continued)
Hatteras Financial Corp.	(3,172)	$(45,391)
Healthcare Services Group, Inc.	(148,320)	(5,526,403)
HealthEquity, Inc.	(1,863)	(60,939)
Hecla Mining Co.	(143,598)	(297,248)
Helmerich & Payne, Inc.	(145,740)	(8,200,790)
Henry Schein, Inc.	(12,434)	(1,886,362)
Hertz Global Holdings, Inc.	(8,277)	(161,401)
HRG Group, Inc.	(3,631)	(48,837)
Hudson City Bancorp, Inc.	(519,485)	(5,257,188)
Impax Laboratories, Inc.	(136,369)	(4,722,458)
Interactive Brokers Group, Inc., Class A Class A	(1,540)	(63,356)
Intra-Cellular Therapies, Inc.	(11,951)	(571,855)
Iron Mountain, Inc.	(154,137)	(4,722,758)
iStar Financial, Inc.	(8,489)	(109,848)
j2 Global, Inc.	(34,052)	(2,640,733)
KBR, Inc.	(15,764)	(290,688)
Kellogg Co.	(39,293)	(2,770,942)
Kindred Healthcare, Inc.	(62,428)	(836,535)
The Kraft Heinz Co.	(11,171)	(871,003)
L Brands, Inc.	(6,540)	(627,709)
L-3 Communications Holdings, Inc.	(26,201)	(3,311,806)
Live Nation Entertainment, Inc.	(24,171)	(659,385)
Loews Corp.	(17,756)	(647,384)
Louisiana-Pacific Corp.	(1,002,361)	(17,701,695)
M&T Bank Corp.	(54,570)	(6,540,215)
Martin Marietta Materials, Inc.	(132,240)	(20,517,036)
Matador Resources Co.	(7,173)	(184,418)
Matthews International Corp., Class A	(14,481)	(835,988)
McDonald’s Corp.	(25,655)	(2,879,774)
MDC Holdings, Inc.	(204,192)	(5,306,950)
The Medicines Co.	(110,240)	(3,774,618)
The Men’s Wearhouse, Inc.	(27,795)	(1,111,244)
Mercury General Corp.	(35,591)	(1,922,270)
Microchip Technology, Inc.	(195,978)	(9,463,778)
Monro Muffler Brake, Inc.	(50,136)	(3,718,587)
Monster Beverage Corp.	(1,633)	(222,611)
MSA Safety, Inc.	(11,688)	(508,194)
MSCI, Inc.	(780)	(52,260)
Multi-Color Corp.	(2,141)	(166,655)
National Fuel Gas Co.	(44,784)	(2,352,504)
National Oilwell Varco, Inc.	(3,803)	(143,145)
NetSuite, Inc.	(41,265)	(3,510,414)
Nevro Corp.	(13,679)	(557,693)
New York Community Bancorp, Inc.	(33,956)	(560,953)
New York REIT, Inc.	(80,609)	(918,943)
The New York Times Co.	(106,344)	(1,412,248)
NiSource, Inc.	(12,765)	(244,577)
Norfolk Southern Corp.	(13,984)	(1,119,140)
Omega Healthcare Investors, Inc.	(27,914)	(963,591)
Oracle Corp.	(88,271)	(3,428,446)

	Shares	Value
Reference Entity — Short
United States (continued)
PAREXEL International Corp.	(9,958)	$(628,549)
PHH Corp.	(14,087)	(207,079)
Pier 1 Imports, Inc.	(63,869)	(473,908)
Plantronics, Inc.	(26,007)	(1,394,495)
Plexus Corp.	(19,503)	(675,194)
Post Holdings, Inc.	(19,078)	(1,226,143)
PPL Corp.	(10,602)	(364,709)
PRA Group, Inc.	(56,004)	(3,069,019)
Praxair, Inc.	(121,123)	(13,455,554)
PriceSmart, Inc.	(2,881)	(247,708)
Primoris Services Corp.	(2,496)	(49,720)
The Procter & Gamble Co.	(8,186)	(625,247)
Qualys, Inc.	(9,598)	(339,001)
Quanta Services, Inc.	(22,509)	(452,656)
Rayonier, Inc.	(362,822)	(8,217,918)
Redwood Trust, Inc.	(378,153)	(5,021,872)
Rowan Cos. PLC	(181,570)	(3,573,298)
Royal Caribbean Cruises Ltd.	(40,422)	(3,975,504)
RSP Permian, Inc.	(28,248)	(774,560)
Sanmina Corp.	(41,158)	(850,736)
Scientific Games Corp.	(30,944)	(343,169)
SL Green Realty Corp.	(1,713)	(203,196)
Sotheby’s	(169,754)	(5,881,976)
State Street Corp.	(166,497)	(11,488,293)
Stericycle, Inc.	(805)	(97,703)
Stillwater Mining Co.	(178,828)	(1,670,254)
Sun Communities, Inc.	(69,715)	(4,672,299)
SunEdison, Inc.	(301,141)	(2,198,329)
SYNNEX Corp.	(46,382)	(4,102,024)
Targa Resources Corp.	(13,286)	(759,295)
TEGNA, Inc.	(48,408)	(1,308,952)
Teleflex, Inc.	(1,047)	(139,251)
Tempur Sealy International, Inc.	(21,695)	(1,688,739)
Torchmark Corp.	(32,450)	(1,882,425)
TreeHouse Foods, Inc.	(2,991)	(256,149)
TriNet Group, Inc.	(21,504)	(408,146)
Trinity Industries, Inc.	(1,672)	(45,261)
TripAdvisor, Inc.	(1,868)	(156,501)
Twenty-First Century Fox, Inc.	(23,857)	(732,171)
Two Harbors Investment Corp.	(82,890)	(701,249)
Under Armour, Inc., Class A	(45,203)	(4,297,901)
United Natural Foods, Inc.	(51,680)	(2,607,256)
Universal Corp.	(129,758)	(7,008,230)
Universal Display Corp.	(905)	(31,051)
US Ecology, Inc.	(62,771)	(2,461,251)
USG Corp.	(269,139)	(6,343,606)
Valley National Bancorp	(91,117)	(956,729)
Valmont Industries, Inc.	(1,356)	(147,045)
Veeva Systems, Inc., Class A	(6,576)	(166,833)

BLACKROCK FUNDS	OCTOBER 31, 2015	19

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
United States (continued)
ViaSat, Inc.	(18,236)	$(1,202,847)
Virtus Investment Partners, Inc.	(8,824)	(1,032,761)
Vishay Intertechnology, Inc.	(4,504)	(47,742)
WABCO Holdings, Inc.	(17,817)	(1,999,602)
The Walt Disney Co.	(22,134)	(2,517,521)
The Wendy’s Co.	(101,357)	(928,430)
Westar Energy, Inc.	(133,729)	(5,309,041)
WEX, Inc.	(30,168)	(2,712,405)
White Mountains Insurance Group Ltd.	(63)	(49,770)
WisdomTree Investments, Inc.	(114,056)	(2,193,297)
Wolverine World Wide, Inc.	(273,552)	(5,079,861)
WP Carey, Inc.	(3,996)	(253,227)
WW Grainger, Inc.	(1,246)	(261,660)
Wynn Resorts Ltd.	(4,351)	(304,352)

		(533,942,180)
Total Reference Entity — Short		(555,857,821)
Net Value of Reference Entity — Goldman Sachs & Co.		48,748,280

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of October 31, 2015, expiration dates 5/04/17:

Reference Entity — Long
United Kingdom
Liberty Global PLC LiLAC, Class A	2,070	79,943
United States
Aaron’s, Inc.	3,670	90,540
Aqua America, Inc.	1,633	46,705
Axalta Coating Systems Ltd.	4,248	117,373
B/E Aerospace, Inc.	495	23,241
Biogen, Inc.	295	85,701
Bloomin’ Brands, Inc.	4,764	80,846
Burlington Stores, Inc.	2,203	105,920
Carter’s, Inc.	555	50,438
Chemours Co.	6,087	42,183
CoreLogic, Inc.	610	23,778
Cracker Barrel Old Country Store, Inc.	125	17,182
Deckers Outdoor Corp.	1,253	69,742
Devon Energy Corp.	5,797	243,068
Dick’s Sporting Goods, Inc.	2,376	105,851
Eli Lilly & Co.	1,153	94,050
Esterline Technologies Corp.	304	23,423
Fitbit, Inc., Series A	820	33,243
General Dynamics Corp.	872	129,562

	Shares	Value
Reference Entity — Long
United States (continued)
Hain Celestial Group, Inc.	70	$3,489
Houghton Mifflin Harcourt Co.	1,719	33,675
Huntington Ingalls Industries, Inc.	931	111,664
Huntsman Corp.	9,393	123,706
Johnson Controls, Inc.	752	33,975
Juniper Networks, Inc.	965	30,291
Lumentum Holdings, Inc.	5,952	85,351
Marathon Petroleum Corp.	1,140	59,052
Mettler-Toledo International, Inc.	33	10,262
Michael Kors Holdings Ltd.	1,770	68,393
Newfield Exploration Co.	1,525	61,289
NIKE, Inc., Class B	709	92,900
NVR, Inc.	21	34,393
Penske Automotive Group, Inc.	135	6,593
SPX FLOW, Inc.	1,199	40,646
Talen Energy Corp.	3,103	26,934
TopBuild Corp.	977	27,483
UnitedHealth Group, Inc.	996	117,309
Whirlpool Corp.	293	46,921
WhiteWave Foods Co.	323	13,236

		2,409,908
Total Reference Entity — Long		2,490,351

Total Reference Entity — Short
Netherlands
Core Laboratories NV	(605)	(70,380)
Sensata Technologies Holding NV	(4,904)	(235,833)

		(306,213)
Sweden
Autoliv, Inc.	(1,356)	(164,401)
Switzerland
Garmin Ltd.	(2,937)	(104,175)
United Kingdom
Delphi Automotive PLC	(1,329)	(110,560)
Pentair PLC	(599)	(33,496)

		(144,056)
United States
3D Systems Corp.	(3,072)	(30,904)
athenahealth, Inc.	(19)	(2,897)
Cabela’s, Inc.	(5,011)	(196,281)
Copa Holdings SA, Class A	(1,396)	(70,526)
Cree, Inc.	(185)	(4,660)
Denbury Resources, Inc.	(6,174)	(21,856)
Helmerich & Payne, Inc.	(1,990)	(111,977)
Inovalon Holdings, Inc.	(6,082)	(140,190)
Intercept Pharmaceuticals, Inc.	(359)	(56,435)

20	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
United States (continued)
LendingClub Corp.	(6,933)	$(98,310)
Manitowoc Co., Inc.	(13,314)	(203,704)
NOW, Inc.	(1,406)	(23,213)
PRA Group, Inc.	(2,518)	(137,986)
Rowan Cos. PLC, Class A	(3,676)	(72,344)
RPC, Inc.	(4,442)	(48,995)
Seattle Genetics, Inc.	(307)	(12,738)
Sprint Corp.	(3,444)	(16,290)
Valeant Pharmaceuticals International, Inc.	(225)	(21,098)
Veeva Systems, Inc., Class A	(3,489)	(88,516)
ViaSat, Inc.	(4,052)	(267,270)
WisdomTree Investments, Inc.	(6,055)	(116,438)

		(1,742,628)
Total Reference Entity — Short		(2,461,473)
Net Value of Reference Entity — Goldman Sachs & Co.		28,878

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of October 31, 2015, expiration date 3/14/16:

Reference Entity — Long
Australia
Amcor Ltd.	281,988	2,723,667
Aristocrat Leisure Ltd.	735,508	4,855,027
Australia & New Zealand Banking Group Ltd.	102,020	1,973,096
Caltex Australia Ltd.	70,578	1,579,978
CSR Ltd.	1,159,446	2,269,835
Fairfax Media Ltd.	5,208,173	3,483,308
Lend Lease Group	62,528	575,100
Macquarie Atlas Roads Group	71,319	206,036
Magellan Financial Group Ltd.	76,581	1,219,610
Orora Ltd.	645,951	1,068,049
Platinum Asset Management Ltd.	118,782	622,773
Qantas Airways Ltd.	788,252	2,220,305
REA Group Ltd.	87,765	2,982,768
Spotless Group Holdings Ltd.	452,846	691,528
Stockland	1,455,545	4,177,488
Sydney Airport	1,905,103	8,706,518
Wesfarmers Ltd.	165,270	4,621,659

		43,976,745
Austria
Vienna Insurance Group AG	88,288	2,825,372
Canada
Aimia, Inc.	62,412	577,535
Air Canada	308,402	2,537,783

	Shares	Value
Reference Entity — Long
Canada (continued)
Bank of Nova Scotia	29,123	$1,369,512
Barrick Gold Corp.	92,422	710,340
Canadian Natural Resources Ltd.	64,406	1,493,415
CCL Industries, Inc., Class B	30,447	4,313,480
Celestica, Inc.	89,213	1,000,201
Cogeco Cable, Inc.	69,059	3,566,499
Crescent Point Energy Corp.	45,820	624,436
Dollarama, Inc.	21,629	1,461,066
Domtar Corp.	242,092	9,982,870
Enbridge, Inc.	9,985	426,783
Enerplus Corp.	7,517	35,469
Gibson Energy, Inc.	81,922	1,092,001
Goldcorp, Inc.	72,951	933,367
Intact Financial Corp.	2,714	193,836
Kinross Gold Corp.	30,316	60,975
Linamar Corp.	104,763	6,088,208
Manulife Financial Corp.	225,486	3,738,557
MEG Energy Corp.	5,882	48,942
Metro, Inc.	109,456	3,129,826
Open Text Corp.	102,922	4,770,650
Power Corp. of Canada	125,181	2,813,605
Raging River Exploration, Inc.	181,642	1,152,974
Ritchie Bros Auctioneers, Inc.	166,637	4,325,222
TELUS Corp.	429,614	14,337,989

		70,785,541
China
Yangzijiang Shipbuilding Holdings Ltd.	611,600	544,414
Denmark
NKT Holding A/S	31,898	1,735,928
Novo Nordisk A/S, Class B	233,585	12,404,174
William Demant Holding A/S	3,231	280,702

		14,420,804
Finland
Huhtamaki OYJ	21,384	754,413
Kesko OYJ, Class B	1,590	50,760
Kone OYJ, Class B	126,310	5,387,184
Nokia OYJ	41,044	305,320

		6,497,677
France
Compagnie de Saint-Gobain	11,987	501,788
Faurecia	59,378	2,347,124
Ipsen SA	14,583	919,719
Peugeot SA	164,019	2,881,730
Safran SA	64,046	4,864,553

		11,514,914
Germany
Evonik Industries AG	209,411	7,603,715

BLACKROCK FUNDS	OCTOBER 31, 2015	21

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
Germany (continued)
KION Group AG	25,159	$1,133,712
Salzgitter AG	28,515	822,292

		9,559,719
Hong Kong
Champion REIT	338,000	176,699
CK Hutchison Holdings Ltd.	235,000	3,217,971
CLP Holdings Ltd.	501,500	4,359,800
Hutchison Telecommunications Hong Kong Holdings Ltd.	842,000	310,676
Kerry Properties Ltd.	659,500	1,952,217
Sino Land Co. Ltd.	234,000	361,179
Swire Properties Ltd.	263,800	791,836
Techtronic Industries Co. Ltd.	12,500	45,696

		11,216,074
Ireland
DCC PLC	41,530	3,329,151
James Hardie Industries PLC	12,536	162,280

		3,491,431
Isle of Man
Playtech PLC	76,801	1,011,884
Italy
Anima Holding SpA	127,368	1,247,094
Banca Popolare di Milano Scarl	2,434,935	2,284,736
Hera SpA	618,045	1,621,881
Recordati SpA	7,917	196,780

		5,350,491
Japan
ABC-Mart, Inc.	27,000	1,505,982
Adastria Holdings Co. Ltd.	1,900	106,960
Ajinomoto Co., Inc.	122,000	2,717,426
Alpine Electronics, Inc.	3,700	48,583
Amada Holdings Co. Ltd.	8,100	72,239
Asahi Kasei Corp.	632,000	3,878,350
Astellas Pharma, Inc.	727,300	10,556,372
Canon Marketing Japan, Inc.	5,200	79,054
Canon, Inc.	16,800	501,683
Casio Computer Co. Ltd.	6,000	113,036
Dai-ichi Life Insurance Co. Ltd.	413,200	7,148,066
Daifuku Co. Ltd.	11,400	168,718
Daiichi Sankyo Co. Ltd.	17,900	351,539
Daito Trust Construction Co. Ltd.	15,000	1,623,694
Daiwa House Industry Co. Ltd.	35,100	921,385
DIC Corp.	178,000	481,821
Ezaki Glico Co. Ltd.	1,100	52,538
FamilyMart Co. Ltd.	1,200	49,052
Fast Retailing Co. Ltd.	1,800	657,508
Fuji Electric Co. Ltd.	196,000	874,465

	Shares	Value
Reference Entity — Long
Japan (continued)
Fuji Heavy Industries Ltd.	152,200	$5,886,123
FUJIFILM Holdings Corp.	31,300	1,248,517
Fujitsu General Ltd.	406,000	5,098,492
Furukawa Electric Co. Ltd.	27,000	49,411
Glory Ltd.	22,000	556,585
Haseko Corp.	673,100	6,843,529
Hazama Ando Corp.	96,200	567,190
Hikari Tsushin, Inc.	2,400	182,637
Hitachi Chemical Co. Ltd.	3,700	58,488
Hitachi Kokusai Electric, Inc.	4,000	55,689
Hitachi Metals Ltd.	121,700	1,378,355
Honda Motor Co. Ltd.	1,600	52,929
Horiba Ltd.	5,700	224,286
Hoya Corp.	115,600	4,770,438
Ichigo Group Holdings Co Ltd.	83,400	215,138
Iida Group Holdings Co. Ltd.	76,600	1,435,704
Isuzu Motors Ltd.	76,000	887,643
Japan Aviation Electronics Industry Ltd.	20,000	354,282
Japan Display, Inc.	66,900	210,175
Japan Tobacco, Inc.	490,700	16,984,005
JTEKT Corp.	18,400	317,158
Kaken Pharmaceutical Co. Ltd.	18,000	1,244,066
Kanamoto Co. Ltd.	66,000	1,333,657
Kikkoman Corp.	9,000	281,892
Konica Minolta, Inc.	45,200	464,404
Kumagai Gumi Co. Ltd.	440,000	1,318,287
Marubeni Corp.	31,300	180,852
Mazda Motor Corp.	22,100	433,807
Minebea Co. Ltd.	32,000	352,442
Mitsubishi Gas Chemical Co., Inc.	100,000	557,538
Mitsubishi Materials Corp.	248,000	865,106
Mitsubishi UFJ Lease & Finance Co. Ltd.	10,400	54,587
Mitsui OSK Lines Ltd.	52,000	138,861
Murata Manufacturing Co. Ltd.	12,500	1,779,393
NH Foods Ltd.	45,000	938,633
Nippon Telegraph & Telephone Corp.	68,700	2,518,636
Nippon Yusen KK	226,000	591,310
Nissan Motor Co. Ltd.	183,400	1,901,165
Nitto Denko Corp.	2,400	153,899
NTN Corp.	10,000	49,697
NTT DoCoMo, Inc.	77,700	1,513,245
Obic Co. Ltd.	10,700	564,713
Oki Electric Industry Co. Ltd.	2,583,000	4,359,690
OSG Corp.	46,800	880,315
Pigeon Corp.	18,200	509,944
Rohto Pharmaceutical Co. Ltd.	27,500	453,708
Sankyo Co. Ltd.	1,300	50,102
Sapporo Holdings Ltd.	29,000	119,520
Secom Co. Ltd.	4,400	293,502

22	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
Japan (continued)
Seibu Holdings, Inc.	2,400	$48,573
Seiko Holdings Corp.	195,000	1,270,410
Seino Holdings Co Ltd.	11,700	138,859
Senshu Ikeda Holdings, Inc.	295,600	1,273,099
Shochiku Co. Ltd.	72,000	635,999
Skylark Co. Ltd.	53,100	690,670
SMC Corp.	400	102,897
Sompo Japan Nipponkoa Holdings, Inc.	71,700	2,251,255
Start Today Co. Ltd.	67,500	2,260,140
Sumitomo Dainippon Pharma Co. Ltd.	171,100	1,893,743
Sumitomo Heavy Industries Ltd.	114,000	513,685
Sumitomo Mitsui Trust Holdings, Inc.	1,115,000	4,279,980
Sundrug Co. Ltd.	10,600	558,403
Tadano Ltd.	150,000	1,791,816
Taiyo Yuden Co Ltd.	27,300	384,413
Takashimaya Co. Ltd.	9,000	80,453
Takata Corp.	95,000	1,076,731
TDK Corp.	10,900	694,291
Teijin Ltd.	66,000	232,983
Terumo Corp.	15,700	465,819
Tokyo Electron Ltd.	1,200	71,975
Tokyo Seimitsu Co. Ltd.	10,200	225,197
Tokyo Steel Manufacturing Co. Ltd.	264,400	1,764,386
TonenGeneral Sekiyu KK	8,000	83,117
Tosoh Corp.	129,000	655,158
Toyota Motor Corp.	5,200	318,575
Tsuruha Holdings, Inc.	600	47,534
Yakult Honsha Co. Ltd.	11,100	587,652
Yamaha Motor Co. Ltd.	4,100	91,932
Zenkoku Hosho Co. Ltd.	27,900	944,056
Zeon Corp.	46,000	375,442

		128,997,459
Netherlands
Corbion NV	3,420	84,073
GrandVision NV	7,141	197,336
ING Groep NV CVA	571,963	8,324,276
Koninklijke BAM Groep NV	135,290	745,115
NN Group NV	216,687	6,789,413
Unilever NV CVA	21,565	975,118
Wereldhave NV	34,325	2,139,796
Wolters Kluwer NV	69,820	2,359,727

		21,614,854
Norway
Aker Solutions ASA	337,701	1,356,395

	Shares	Value
Reference Entity — Long
Norway (continued)
Norsk Hydro ASA	4,565,781	$16,353,628
Orkla ASA	643,850	5,479,209
Seadrill Ltd.	427,324	2,747,948
Statoil ASA	277,133	4,479,650
Subsea 7 SA	1,301,473	10,207,829
TGS Nopec Geophysical Co. ASA	5,612	111,274

		40,735,933
Singapore
Ascendas Real Estate Investment Trust	934,300	1,590,672
CapitaLand Commercial Trust Ltd	491,600	493,331
CapitaLand Ltd.	599,600	1,322,665
Capitaland Mall Trust	1,452,300	2,047,617
ComfortDelGro Corp. Ltd.	960,000	2,077,065
DBS Group Holdings Ltd.	318,700	3,918,431
Hutchison Port Holdings Trust	978,700	542,059
Jardine Cycle & Carriage Ltd.	1,600	37,044
Keppel Corp. Ltd.	530,500	2,670,377
Oversea-Chinese Banking Corp. Ltd.	247,900	1,593,465
Singapore Airlines Ltd.	312,300	2,402,599
Singapore Technologies Engineering Ltd.	248,200	585,002
Singapore Telecommunications Ltd.	4,390,000	12,473,096
Venture Corp. Ltd.	76,100	448,473

		32,201,896
Spain
Abengoa SA, B Shares	65,244	63,189
Aena SA	17,692	1,974,530
Almirall SA	23,956	461,113
Banco Bilbao Vizcaya Argentaria SA	227,867	1,960,479
Banco Popular Espanol SA	60,436	229,783
Bankinter SA	33,037	238,929
CaixaBank SA	53,214	203,818
Ebro Foods SA	63,242	1,197,842
Ferrovial SA	18,570	468,473
Industria de Diseno Textil SA	202,672	7,588,922
Mediaset Espana Comunicacion SA	787,846	9,559,348
Tecnicas Reunidas SA	23,815	1,060,646

		25,007,072
Sweden
Assa Abloy AB	37,139	738,809
Axfood AB	6,328	114,196
BillerudKorsnas AB	22,289	403,371
Boliden AB	84,849	1,624,550
Castellum AB	39,209	586,860
Fabege AB	62,360	990,701

BLACKROCK FUNDS	OCTOBER 31, 2015	23

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Long
Sweden (continued)
Hexpol AB	120,047	$1,166,097
Intrum Justitia AB	183,106	6,569,337
Peab AB	253,405	1,937,141
Skanska AB, Class B	227,589	4,440,940

		18,572,002
Switzerland
Galenica AG	176	257,822
Givaudan SA, Registered Shares	2,635	4,711,908
Glencore PLC	4,226,354	7,296,593
Lonza Group AG, Registered Shares	25,672	3,768,129
Partners Group Holding AG	11,740	4,248,064
Roche Holding AG	10,122	2,748,111
STMicroelectronics NV	18,045	124,335
Swiss Life Holding AG, Registered Shares	40,046	9,542,555
Wolseley PLC	11,777	691,443

		33,388,960
United Kingdom
Anglo American PLC	73,533	616,920
ARM Holdings PLC	109,306	1,721,420
BP PLC	730,530	4,341,529
Britvic PLC	7,393	79,476
Close Brothers Group PLC	17,523	394,834
Dixons Carphone PLC	33,234	235,931
Domino’s Pizza Group PLC	119,290	2,004,747
Hammerson PLC	76,669	751,180
Home Retail Group PLC	873,032	1,508,978
ITV PLC	881,275	3,421,363
National Grid PLC	511,755	7,289,887
Persimmon PLC	35,982	1,103,478
Qinetiq Group PLC	140,158	482,883
Rio Tinto PLC	134,466	4,900,644

		28,853,270
Total Reference Entity — Long		510,566,512

Reference Entity — Short
Australia
AGL Energy Ltd.	(296,724)	(3,518,747)
ALS Ltd.	(1,562,147)	(5,686,421)
Alumina Ltd.	(97,248)	(74,609)
AMP Ltd.	(18,140)	(74,121)
ASX Ltd.	(1,486)	(43,441)
Aurizon Holdings Ltd.	(167,533)	(614,262)
AusNet Services	(62,889)	(64,501)
Bank of Queensland Ltd.	(249,184)	(2,310,084)
BlueScope Steel Ltd.	(336,949)	(1,061,919)

	Shares	Value
Reference Entity — Short
Australia (continued)
Boral Ltd.	(111,176)	$(425,272)
Brambles Ltd.	(77,876)	(573,477)
Challenger Ltd.	(54,150)	(315,761)
Coca-Cola Amatil Ltd.	(65,738)	(425,406)
Commonwealth Bank of Australia	(29,304)	(1,591,147)
Computershare Ltd.	(111,768)	(856,640)
Crown Resorts Ltd.	(7,823)	(63,402)
Downer EDI Ltd.	(317,804)	(798,612)
Harvey Norman Holdings Ltd.	(42,102)	(118,288)
Insurance Australia Group Ltd.	(43,757)	(175,049)
Metcash Ltd.	(738,587)	(622,117)
Orica Ltd.	(68,761)	(804,392)
Scentre Group	(26,513)	(77,766)
Seek Ltd.	(11,129)	(101,100)
Westfield Corp.	(191,683)	(1,390,683)
Woolworths Ltd.	(24,888)	(426,362)

		(22,213,579)
Austria
Erste Group Bank AG	(15,484)	(454,110)
OMV AG	(2,619)	(69,738)
Schoeller-Bleckmann Oilfield Equipment AG	(2,050)	(123,226)

		(647,074)
Belgium
Anheuser-Busch InBev NV	(268,327)	(32,018,012)
Fagron	(29,274)	(718,238)
KBC Groep NV	(4,237)	(258,121)
Umicore SA	(71,607)	(3,040,293)

		(36,034,664)
Canada
BlackBerry Ltd.	(29,812)	(217,275)
Cineplex, Inc.	(55,797)	(2,150,207)
Cott Corp.	(11,314)	(118,106)
Element Financial Corp.	(125,652)	(1,624,943)
Empire Co. Ltd.	(36,997)	(774,968)
First Capital Realty, Inc.	(6,927)	(102,612)
First Quantum Minerals Ltd.	(13,514)	(72,138)
Franco-Nevada Corp.	(22,985)	(1,165,773)
Great-West Lifeco, Inc.	(4,496)	(119,174)
Manitoba Telecom Services, Inc.	(134,253)	(2,949,747)
Norbord, Inc.	(85,362)	(1,613,104)
Stantec, Inc.	(39,701)	(996,472)
Veresen, Inc.	(53,214)	(463,120)

		(12,367,639)
Denmark
Coloplast A/S	(1,734)	(124,370)
FLSmidth & Co. A/S	(45,663)	(1,728,560)

24	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
Denmark (continued)
H Lundbeck A/S	(110,177)	$(3,236,649)

		(5,089,579)
France
Accor SA	(35,742)	(1,774,929)
Air Liquide SA	(8,793)	(1,137,523)
Bollore SA	(137,137)	(677,926)
Carrefour SA	(21,174)	(689,975)
Casino Guichard Perrachon SA	(34,663)	(1,991,554)
Credit Agricole SA	(177,035)	(2,236,038)
Edenred	(403,431)	(7,407,349)
ICADE	(10,859)	(802,454)
JCDecaux SA	(55,976)	(2,273,632)
Kering	(38,727)	(7,162,342)
L’Oreal SA	(449)	(81,855)
Natixis	(231,202)	(1,415,299)
Nexans SA	(49,077)	(1,950,857)
Orpea	(4,140)	(332,124)
Societe Television Francaise 1	(87,871)	(1,128,847)
Zodiac Aerospace	(163,922)	(4,135,216)

		(35,197,920)
Germany
Alstria Office REIT-AG	(115,383)	(1,609,898)
Axel Springer SE	(165,306)	(9,290,153)
Bayerische Motoren Werke AG	(64,809)	(6,638,279)
Bilfinger SE	(72,629)	(3,255,029)
Commerzbank AG	(54,020)	(594,097)
Deutsche Annington Immobilien SE	(37,191)	(1,239,722)
Deutsche Bank AG	(536,353)	(15,011,875)
Deutsche Euroshop AG	(99,875)	(4,815,442)
Duerr AG	(817)	(68,026)
ElringKlinger AG	(36,990)	(827,665)
Fielmann AG	(2,669)	(186,853)
Fraport AG Frankfurt Airport Services Worldwide	(55,649)	(3,528,296)
Fresenius Medical Care AG & Co. KGaA	(6,654)	(598,910)
Fresenius SE & Co. KGaA	(2,839)	(208,617)
Henkel AG & Co. KGaA	(10,836)	(1,175,201)
LEG Immobilien AG	(83,101)	(6,625,245)
Leoni AG	(20,646)	(843,358)
Stroeer SE	(4,965)	(313,268)
TAG Immobilien AG	(203,335)	(2,631,956)
Telefonica Deutschland Holding AG	(82,637)	(531,988)
United Internet AG	(77,524)	(4,025,269)
Volkswagen AG	(16,881)	(2,026,312)

		(66,045,459)
Hong Kong
ASM Pacific Technology Ltd.	(100,200)	(711,485)
Chow Tai Fook Jewellery Group Ltd.	(99,800)	(85,118)

	Shares	Value
Reference Entity — Short
Hong Kong (continued)
Esprit Holdings Ltd.	(181,000)	$(203,348)
Jardine Matheson Holdings Ltd.	(7,000)	(380,634)
Johnson Electric Holdings Ltd.	(3,000)	(10,980)
Melco International Development Ltd.	(1,252,000)	(1,938,035)
VTech Holdings Ltd.	(3,800)	(46,088)
WH Group Ltd.	(16,187,000)	(8,926,300)

		(12,301,988)
Ireland
CRH PLC	(62,418)	(1,708,432)
Greencore Group PLC	(66,495)	(309,181)
Kerry Group PLC	(36,997)	(3,000,628)

		(5,018,241)
Italy
A2A SpA	(124,395)	(170,399)
Davide Campari-Milano SpA	(105,541)	(903,791)
Enel Green Power SpA	(1,549,601)	(3,276,110)
EXOR SpA	(21,774)	(1,079,862)
Mediolanum SpA	(264,877)	(2,157,962)
Mediolanum SpA	(248,964)	(16)
Telecom Italia SpA	(360,907)	(503,495)
Terna Rete Elettrica Nazionale SpA	(800,632)	(4,072,260)
UniCredit SpA	(24,157)	(155,983)
UnipolSai SpA	(270,968)	(653,286)
Yoox SpA	(91,194)	(3,091,989)

		(16,065,153)
Japan
Acom Co. Ltd.	(640,500)	(3,506,602)
Advantest Corp.	(25,800)	(205,809)
Aeon Co. Ltd.	(202,400)	(2,998,809)
AEON Financial Service Co. Ltd.	(3,900)	(97,444)
Aiful Corp.	(90,000)	(356,559)
Aozora Bank Ltd.	(29,000)	(105,997)
Asahi Glass Co. Ltd.	(108,000)	(618,353)
Asics Corp.	(63,000)	(1,740,104)
The Chugoku Electric Power Co., Inc.	(5,300)	(80,091)
Coca-Cola East Japan Co. Ltd.	(64,100)	(900,885)
COOKPAD, Inc.	(58,900)	(1,120,780)
Daihatsu Motor Co. Ltd.	(151,700)	(1,858,279)
Dena Co. Ltd.	(224,200)	(3,597,129)
Dentsu, Inc.	(52,800)	(2,968,318)
Ebara Corp.	(787,000)	(3,409,706)
Fuji Media Holdings, Inc.	(39,600)	(471,076)
Fuji Oil Holdings, Inc.	(11,200)	(157,931)
Fujitsu Ltd.	(279,000)	(1,318,726)
GS Yuasa Corp.	(419,000)	(1,592,925)
Hakuhodo DY Holdings, Inc.	(46,400)	(487,517)
Hamamatsu Photonics KK	(38,700)	(985,140)

BLACKROCK FUNDS	OCTOBER 31, 2015	25

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
Japan (continued)
Heiwa Corp.	(19,700)	$(363,658)
Hirose Electric Co. Ltd.	(3,300)	(399,419)
HIS Co. Ltd.	(21,400)	(719,387)
Hokuriku Electric Power Co.	(24,500)	(365,438)
Japan Airport Terminal Co. Ltd.	(4,100)	(221,744)
The Japan Steel Works Ltd.	(242,000)	(900,650)
JX Holdings, Inc.	(111,500)	(437,822)
Kagome Co. Ltd.	(64,200)	(1,091,007)
Kaneka Corp.	(85,000)	(753,716)
The Kansai Electric Power Co., Inc.	(131,200)	(1,681,029)
Kansai Paint Co. Ltd.	(13,000)	(198,169)
Keyence Corp.	(8,900)	(4,633,414)
Komatsu Ltd.	(25,000)	(410,937)
Kose Corp.	(5,500)	(537,128)
Kyocera Corp.	(127,700)	(5,776,464)
Makita Corp.	(59,700)	(3,271,132)
Marui Group Co. Ltd.	(16,100)	(207,960)
Maruichi Steel Tube Ltd.	(33,800)	(865,559)
Matsui Securities Co. Ltd.	(127,300)	(1,122,660)
MEIJI Holdings Co. Ltd.	(5,900)	(464,918)
Mitsubishi Corp.	(130,600)	(2,374,384)
Mitsubishi Logistics Corp.	(30,000)	(430,557)
Mitsui Chemicals, Inc.	(67,000)	(253,337)
Morinaga & Co. Ltd.	(56,000)	(285,170)
Nankai Electric Railway Co. Ltd.	(108,000)	(552,339)
Nihon Kohden Corp.	(36,400)	(708,626)
Nippon Electric Glass Co. Ltd.	(264,000)	(1,291,849)
Nippon Paint Co. Ltd.	(136,400)	(2,881,041)
Nippon Shinyaku Co. Ltd.	(53,000)	(2,072,215)
Nitori Holdings Co. Ltd.	(600)	(46,787)
NTT Urban Development Corp.	(20,300)	(201,154)
Ono Pharmaceutical Co. Ltd.	(500)	(68,497)
Onward Holdings Co. Ltd.	(62,000)	(389,398)
Origin Energy LTD	(6,752)	(8,908)
Orix JREIT, Inc.	(1,043)	(1,404,056)
Otsuka Corp.	(6,100)	(294,873)
Ricoh Co. Ltd.	(25,800)	(278,070)
Rinnai Corp.	(2,100)	(166,480)
Ryohin Keikaku Co. Ltd.	(600)	(120,478)
SCREEN Holdings Co. Ltd.	(110,000)	(649,917)
Sega Sammy Holdings, Inc.	(46,300)	(487,577)
Seven & i Holdings Co. Ltd.	(10,300)	(467,876)
Shimamura Co. Ltd.	(6,100)	(685,098)
Shinsei Bank Ltd.	(60,000)	(125,806)
Shiseido Co. Ltd.	(179,900)	(4,273,357)
Sony Corp.	(8,600)	(244,458)
Suzuki Motor Corp.	(135,300)	(4,430,190)
Taiheiyo Cement Corp.	(89,000)	(293,408)
Taisei Corp.	(19,000)	(123,472)
Taisho Pharmaceutical Holdings Co. Ltd.	(28,200)	(1,759,534)

	Shares	Value
Reference Entity — Short
Japan (continued)
Tokai Tokyo Financial Holdings, Inc.	(13,700)	$(83,351)
Tokyo Broadcasting System Holdings, Inc.	(10,800)	(160,457)
Towa Pharmaceutical Co. Ltd.	(700)	(47,603)
Toyo Seikan Group Holdings Ltd.	(134,000)	(2,589,319)
Toyo Tire & Rubber Co. Ltd.	(69,100)	(1,454,053)
Toyoda Gosei Co. Ltd.	(6,000)	(137,532)
Tsumura & Co.	(21,600)	(520,475)
Unicharm Corp.	(34,600)	(738,927)
UNY Group Holdings Co. Ltd.	(625,600)	(3,458,723)
Yamada Denki Co. Ltd.	(492,700)	(2,216,480)
Yamazaki Baking Co. Ltd.	(18,000)	(346,654)

		(92,122,877)
Luxembourg
APERAM	(101,984)	(3,140,122)
SES SA	(351,270)	(10,364,346)
Tenaris SA	(94,593)	(1,191,334)

		(14,695,802)
Macau
Wynn Macau Ltd.	(758,400)	(1,041,157)
Mexico
Fresnillo PLC	(217,690)	(2,441,691)
Netherlands
Altice NV	(12,138)	(215,563)
Altice NV	(26,933)	(466,466)
SBM Offshore NV	(202,557)	(2,767,390)
TomTom NV	(259,947)	(2,818,997)

		(6,268,416)
Portugal
EDP — Energias de Portugal SA	(148,534)	(548,904)
Jeronimo Martins SGPS SA	(3,279)	(46,026)
		(594,930)
Singapore
Golden Agri-Resources Ltd.	(2,651,500)	(735,850)
UOL Group Ltd.	(360,700)	(1,683,300)

		(2,419,150)
Spain
Acerinox SA	(224,301)	(2,423,428)
Banco Santander SA	(1,079,251)	(6,028,910)
Banco Santander SA	(1,079,251)	(59,340)
Distribuidora Internacional de Alimentacion SA	(143,972)	(914,740)
Gas Natural SDG SA	(18,369)	(397,355)

26	BLACKROCK FUNDS	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Global Long/Short Equity

	Shares	Value
Reference Entity — Short
Spain (continued)
Indra Sistemas SA	(226,696)	$(2,425,287)

		(12,249,060)
Sweden
Electrolux AB	(50,323)	(1,480,521)
Getinge AB, -B Shares	(70,481)	(1,761,436)
Sandvik AB	(119,138)	(1,111,166)
Skandinaviska Enskilda Banken AB	(302,048)	(3,171,767)

		(7,524,890)
Switzerland
Barry Callebaut AG	(3,161)	(3,787,956)
Cie Financiere Richemont SA	(1,709)	(146,542)
Credit Suisse Group AG	(74,929)	(1,868,821)
DKSH Holding AG	(63,945)	(3,894,536)
Dufry AG	(243,966)	(28,501,382)
Geberit AG	(761)	(245,589)
Holcim Ltd.	(81,555)	(4,592,749)
Kuoni Reisen Holding AG	(15,722)	(3,255,268)
Sulzer AG	(56,880)	(5,627,866)
Swiss Re AG	(30,332)	(2,815,743)

		(54,736,452)
United Kingdom
Associated British Foods PLC	(13,896)	(738,376)
Cable & Wireless Communications PLC	(917,002)	(1,038,266)
Capita PLC	(41,558)	(815,197)
Centrica PLC	(1,259,057)	(4,380,983)

	Shares	Value
Reference Entity — Short
United Kingdom (continued)
CNH Industrial NV	(2,317,610)	$(15,688,536)
Cobham PLC	(446,800)	(1,907,649)
Daily Mail & General Trust PLC	(130,788)	(1,506,775)
Electrocomponents PLC	(377,518)	(1,191,835)
Evraz PLC	(91,229)	(118,815)
Hargreaves Lansdown PLC	(91,145)	(2,025,587)
J Sainsbury PLC	(11,330)	(46,424)
Lancashire Holdings Ltd.	(9,112)	(99,819)
Merlin Entertainments PLC	(270,999)	(1,729,221)
Micro Focus International PLC	(39,887)	(770,985)
Ocado Group PLC	(895,791)	(5,189,768)
Pennon Group PLC	(45,938)	(573,209)
Rolls Royce Holdings PLC	(77,404,778)	(119,327)
Rolls-Royce Holdings PLC	(811,084)	(8,576,815)
Serco Group PLC	(2,267,929)	(3,271,853)
SSE PLC	(5,713)	(132,911)
St. James’s Place PLC	(140,548)	(2,082,988)
Standard Chartered PLC	(17,528)	(194,572)
Tesco PLC	(4,363,389)	(12,306,054)
Travis Perkins PLC	(5,498)	(162,395)

		(64,668,360)
United States
Samsonite International SA	(18,900)	(55,964)
Total Reference Entity — Short		(469,800,045)
Net Value of Reference Entity — UBS AG		40,766,467

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in the annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:[1]
Common Stocks	$2,569,214	—	—	$2,569,214
Preferred Securities	—	—	$9,546,456	9,546,456
Short-Term Securities	1,782,922,993	—	—	1,782,922,993

Total	$1,785,492,207	—	$9,546,456	$1,795,038,663

[1] See above Schedule of Investments for values in each country.

BLACKROCK FUNDS	OCTOBER 31, 2015	27

Schedule of Investments (concluded)	BlackRock Global Long/Short Equity

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Equity Contracts	$1,003,169	$184,161,258	—	$185,164,427

[2] Derivative financial instruments are financial futures contracts and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$2,100,000	—	—	$2,100,000
Cash pledged as collateral for financial futures contracts	6,756,100	—	—	6,756,100
Liabilities:
Cash received as collateral for OTC swaps	—	$(53,607,976)	—	(53,607,976)

Total	$8,856,100	$(53,607,976)	—	$(44,751,876)

During the period ended October 31, 2015, there were no transfers between levels.

28	BLACKROCK FUNDS	OCTOBER 31, 2015

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 22, 2015